Nationwide(R) VLI
Separate Account-4
December 31, 2003

[LOGO] The Best of America (R)
       America's FUTURE Life Series(SM)

                                      2003

                                 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      [LOGO] Nationwide(R)
                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-0161-12/03

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide VLI Separate Account-4.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 54. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 12 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 47, provide further disclosures about the variable account and its underlying contract provisions.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
         15,676 shares (cost $308,165)......................................................    $   333,587

      AIM VIF Basic Value Fund - Series I (AIMBVF)
         187,447 shares (cost $1,837,837)...................................................      1,998,181

      AIM VIF Capital Development Fund - Series I (AIMCDF)
         53,623 shares (cost $662,580)......................................................        681,552

      Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
         27,228 shares (cost $364,497)......................................................        394,539

      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         415,913 shares (cost $8,098,848)...................................................      9,066,910

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         4,175,328 shares (cost $23,383,279)................................................     27,431,906

      American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
         110,377 shares (cost $1,121,465)...................................................      1,137,990

      American Century VP International Fund - Class I (ACVPInt)
         9,654,518 shares (cost $54,068,272)................................................     62,078,549

      American Century VP Ultra Fund - Class I (ACVPUltra)
         467,754 shares (cost $4,055,746)...................................................      4,293,980

      American Century VP Value Fund - Class I (ACVPVal)
         7,297,856 shares (cost $47,186,977)................................................     56,850,302

      Baron Capital Asset Trust (BCAT)
         241,996 shares (cost $4,780,326)...................................................      5,210,169

      Calvert Social Equity Portfolio (CVSSEP)
         1,665 shares (cost $24,565)........................................................         26,342

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         725,308 shares (cost $5,784,270)...................................................      7,209,557

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         88,687 shares (cost $747,431)......................................................        838,089

      Credit Suisse Trust- International Focus Portfolio (CSIntEq)
         197,132 shares (cost $1,551,897)...................................................      1,744,619

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         174,735 shares (cost $1,930,545)...................................................      2,114,289

      Dreyfus GVIT International Value Fund - Class I (DryGVITIntVal)
         25,133 shares (cost $307,803)......................................................        330,745

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         3,396,158 shares (cost $42,840,954)................................................     50,161,252

      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         134,743 shares (cost $2,115,406)...................................................   $  2,131,639

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         710,342 shares (cost $8,523,160)...................................................      9,312,583

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         674,797 shares (cost $17,060,057)..................................................     16,053,432

      Dreyfus Stock Index Fund (DryStkIx)
         12,047,601 shares (cost $332,644,982)..............................................    342,392,828

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         933,289 shares (cost $29,854,266)..................................................     32,123,809

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
         5,573 shares (cost $198,389).......................................................        208,378

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         1,311,630 shares (cost $16,084,976)................................................     17,759,474

      Federated American Leaders Fund II - Primary Shares (FedAmLdII)
         8,204 shares (cost $139,788).......................................................        156,695

      Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
         18,496 shares (cost $94,231).......................................................        100,989

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         4,480,606 shares (cost $34,354,100)................................................     35,934,459

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         7,104,417 shares (cost $80,215,233)................................................     84,116,295

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         3,743,649 shares (cost $76,060,909)................................................     86,515,732

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         3,593,139 shares (cost $115,422,064)...............................................    111,099,855

      Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
         3,900,964 shares (cost $23,193,413)................................................     26,994,674

      Fidelity(R) VIP -Overseas Portfolio: Service Class (FidVIPOvS)
         1,945,331 shares (cost $25,398,090)................................................     30,210,995

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         4,170,948 shares (cost $82,314,393)................................................     96,182,065

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         50,876 shares (cost $681,232)......................................................        692,425

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOPS)
         1,041,624 shares (cost $15,262,495)................................................     15,686,859

      Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
         58,260 shares (cost $1,305,297)....................................................      1,404,055

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         353,043 shares (cost $4,015,958)...................................................      4,374,197

      Franklin Templeton VIP -
      Franklin Rising Dividends Securities Fund - Class I (FTVIPFRDiv)
         166,318 shares (cost $2,529,778)...................................................      2,707,660

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Franklin Templeton VIP -
      Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
         49,477 shares (cost $588,750)......................................................   $    633,794

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FTVIPFS)
         99,128 shares (cost $1,148,947)....................................................      1,226,218

      Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS2)
         651,466 shares (cost $6,792,703)...................................................      7,973,943

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         714,362 shares (cost $5,971,128)...................................................      7,029,322

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         209,878 shares (cost $2,304,606)...................................................      2,390,512

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHlth)
         280,534 shares (cost $2,923,060)...................................................      2,794,115

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         1,579,595 shares (cost $5,228,584).................................................      5,860,298

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         92,589 shares (cost $792,362)......................................................        848,111

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         13,290,763 shares (cost $161,259,030)..............................................    161,216,960

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,493,112 shares (cost $14,301,791)................................................     14,901,261

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         617,117 shares (cost $5,765,101)...................................................      6,473,553

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         481,926 shares (cost $4,819,607)...................................................      4,973,475

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         1,531,723 shares (cost $14,486,845)................................................     16,144,362

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         1,514,195 shares (cost $13,861,516)................................................     16,050,469

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         853,308 shares (cost $8,282,446)...................................................      8,942,671

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         327,946 shares (cost $1,855,382)...................................................      2,072,619

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         163,998,205 shares (cost $163,998,205).............................................    163,998,205

      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         285,855,866 shares (cost $285,855,866).............................................    285,855,866

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         30,903 shares (cost $352,561)......................................................        364,967

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
         162,368 shares (cost $1,250,968)...................................................      1,622,059

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,606,396 shares (cost $18,750,219)................................................     20,834,951

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         6,948,289 shares (cost $65,089,319) ...............................................   $ 80,322,216

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         3,702,936 shares (cost $65,083,871) ...............................................     80,464,808

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         21,854,900 shares (cost $201,229,006) .............................................    224,449,822

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         403,755 shares (cost $4,538,628) ..................................................      4,336,326

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         391,898 shares (cost $2,879,238) ..................................................      3,652,485

      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         1,312,668 shares (cost $15,726,024) ...............................................     17,550,366

      J. P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         2,201,846 shares (cost $18,709,588) ...............................................     20,653,319

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         214,458 shares (cost $4,862,210) ..................................................      5,108,385

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,989,553 shares (cost $37,639,080) ...............................................     41,143,950

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         4,270,946 shares (cost $14,366,736) ...............................................     15,076,438

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         1,594,035 shares (cost $29,690,300) ...............................................     36,487,457

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
         3,229 shares (cost $36,983) .......................................................         40,329

      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         2,139,768 shares (cost $20,320,096) ...............................................     21,098,108

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         51,831 shares (cost $431,385) .....................................................        451,447

      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         24,923 shares (cost $244,025) .....................................................        268,167

      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         70,017 shares (cost $839,384) .....................................................        868,214

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         996,883 shares (cost $11,535,984) .................................................     13,936,421

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         89,462 shares (cost $1,206,893) ...................................................      1,180,900

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         2,535,083 shares (cost $34,033,578) ...............................................     38,862,821

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         862,689 shares (cost $10,878,361) .................................................     13,285,411

      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)
         10,361 shares (cost $119,494) .....................................................        127,957

      One Group(R)IT Mid Cap Growth Portfolio (ONEMidCap)
         178,199 shares (cost $2,466,217) ..................................................      2,795,937

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      One Group(R)IT Mid Cap Value Portfolio (ONEMidCapV)
         43,161 shares (cost $541,101) .....................................................   $    594,760

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         1,485,832 shares (cost $49,348,926) ...............................................     54,544,883

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         3,413,362 shares (cost $111,450,274) ..............................................    118,443,670

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,583,608 shares (cost $31,373,931) ...............................................     39,716,898

      Oppenheimer High Income Fund/VA- Initial Class (OppHiIncInt)
         178,880 shares (cost $1,479,815) ..................................................      1,540,159

      Oppenheimer Main Street(R)Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         2,182,339 shares (cost $37,824,326) ...............................................     41,900,903

      Oppenheimer Main Street(R)Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
         84,135 shares (cost $1,019,684) ...................................................      1,130,780

      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         3,457,880 shares (cost $35,508,325) ...............................................     35,512,429

      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         676,756 shares (cost $8,322,112) ..................................................      8,364,705

      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         4,291,305 shares (cost $44,561,064) ...............................................     44,457,915

      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         725,592 shares (cost $8,185,048) ..................................................      8,308,025

      Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB)
         11,695 shares (cost $251,337) .....................................................        272,015

      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         58,111 shares (cost $689,827) .....................................................        746,727

      Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
         5,190 shares (cost $128,517) ......................................................        134,728

      Royce Capital Fund - Micro Cap (RoyMicro)
         1,059,922 shares (cost $10,092,367) ...............................................     11,553,151

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         816,098 shares (cost $14,435,035) .................................................     17,505,313

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,772,796 shares (cost $28,040,842) ...............................................     33,665,399

      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         1,189,405 shares (cost $20,986,133) ...............................................     23,990,296

      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         1,021,775 shares (cost $19,065,603) ...............................................     20,261,797

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         357,617 shares (cost $1,056,074) ..................................................      1,122,916

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         701,163 shares (cost $6,171,272) ..................................................      8,519,136

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         395,519 shares (cost $4,682,112) .................................................    $    5,881,371

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         11,058 shares (cost $125,708) ....................................................           127,612

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         1,022,298 shares (cost $8,136,289) ...............................................         9,241,576

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         432,907 shares (cost $3,174,293) .................................................         3,688,370

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         2,446,448 shares (cost $31,183,979) ..............................................        38,115,656
                                                                                               --------------
            Total Investments .............................................................     3,031,771,861
   Accounts Receivable ....................................................................         1,122,370
                                                                                               --------------
            Total Assets ..................................................................     3,032,894,231
Accounts Payable ..........................................................................                --
                                                                                               --------------
Contract Owners Equity (note 7) ...........................................................    $3,032,894,231
                                                                                               ==============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31,2003

                                                         Total        AIMCapAp    AIMBVF     AIMCDF
                                                    ---------------   --------   --------   --------
Investment activity:
   Reinvested dividends .........................   $    31,481,906         --        561         --
   Mortality and expense risk charges (note 3) ..        (4,623,114)       (12)    (2,701)      (356)
                                                    ---------------   --------   --------   --------
      Net investment income (loss) ..............        26,858,792        (12)    (2,140)      (356)
                                                    ---------------   --------   --------   --------
   Proceeds from mutual fund shares sold ........     2,548,803,981    790,915    802,933    814,014
   Cost of mutual fund shares sold ..............    (2,655,913,221)  (806,140)  (680,611)  (749,495)
                                                    ---------------   --------   --------   --------
      Realized gain (loss) on investments .......      (107,109,240)   (15,225)   122,322     64,519
   Change in unrealized gain (loss)
      on investments ............................       590,219,136     25,422    177,090     18,972
                                                    ---------------   --------   --------   --------
      Net gain (loss) on investments ............       483,109,896     10,197    299,412     83,491
                                                    ---------------   --------   --------   --------
   Reinvested capital gains .....................         2,362,280         --         --         --
                                                    ---------------   --------   --------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   512,330,968     10,185    297,272     83,135
                                                    ===============   ========   ========   ========

                                                    AllSmCpVal    AllGroInc    ACVPIncGr    ACVPInfPr
                                                    ----------   ----------   -----------   ---------
Investment activity:
   Reinvested dividends .........................         239       17,558        364,306      8,265
   Mortality and expense risk charges (note 3) ..         (65)     (11,357)       (38,306)       (18)
                                                     --------    ---------    -----------   --------
      Net investment income (loss) ..............         174        6,201        326,000      8,247
                                                     --------    ---------    -----------   --------
   Proceeds from mutual fund shares sold ........     666,455      489,347     27,562,017    633,896
   Cost of mutual fund shares sold ..............    (613,633)    (414,647)   (34,100,938)  (644,438)
                                                     --------    ---------    -----------   --------
      Realized gain (loss) on investments .......      52,822       74,700     (6,538,921)   (10,542)
   Change in unrealized gain (loss)
      on investments ............................      30,043      969,726     12,592,379     16,524
                                                     --------    ---------    -----------   --------
      Net gain (loss) on investments ............      82,865    1,044,426      6,053,458      5,982
                                                     --------    ---------    -----------   --------
   Reinvested capital gains .....................         570           --             --        261
                                                     --------    ---------    -----------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      83,609    1,050,627      6,379,458     14,490
                                                     ========    =========    ===========   ========

                                                       ACVPInt       ACVPUltra     ACVPVal       BCAT
                                                    -------------   ----------   -----------   --------
Investment activity:
   Reinvested dividends .........................   $     382,893           --       491,839         --
   Mortality and expense risk charges (note 3) ..        (113,181)      (3,225)      (51,762)    (5,203)
                                                    -------------   ----------   -----------   --------
      Net investment income (loss) ..............         269,712       (3,225)      440,077     (5,203)
                                                    -------------   ----------   -----------   --------

   Proceeds from mutual fund shares sold ........     259,143,640    2,577,454    35,118,178    597,583
   Cost of mutual fund shares sold ..............    (254,752,669)  (2,459,779)  (37,713,979)  (504,273)
                                                    -------------   ----------   -----------   --------

      Realized gain (loss) on investments .......       4,390,971      117,675    (2,595,801)    93,310
   Change in unrealized gain (loss)
      on investments ............................       8,676,425      266,756    14,564,095    429,891
                                                    -------------   ----------   -----------   --------
      Net gain (loss) on investments ............      13,067,396      384,431    11,968,294    523,201
                                                    -------------   ----------   -----------   --------
   Reinvested capital gains .....................              --           --            --         --
                                                    -------------   ----------   -----------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  13,337,108      381,206    12,408,371    517,998
                                                    =============   ==========   ===========   ========

                                                     CVSSEP    ComGVITVal    CSGPVen    CSIntEq
                                                    --------   ----------   --------   --------
Investment activity:
   Reinvested dividends .........................          3       78,889         --      7,373
   Mortality and expense risk charges (note 3) ..        (31)      (6,691)      (548)      (671)
                                                    --------   ----------   --------   --------
      Net investment income (loss) ..............        (28)      72,198       (548)     6,702
                                                    --------   ----------   --------   --------

   Proceeds from mutual fund shares sold ........    121,056    2,947,250    247,143    324,414
   Cost of mutual fund shares sold ..............   (135,191)  (3,766,562)  (409,206)  (351,704)
                                                    --------   ----------   --------   --------

      Realized gain (loss) on investments .......    (14,135)    (819,312)  (162,063)   (27,290)
   Change in unrealized gain (loss)
      on investments ............................      1,777    2,375,390    438,373    478,435
                                                    --------   ----------   --------   --------
      Net gain (loss) on investments ............    (12,358)   1,556,078    276,310    451,145
                                                    --------   ----------   --------   --------
   Reinvested capital gains .....................         --           --         --         --
                                                    --------   ----------   --------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (12,386)   1,628,276    275,762    457,847
                                                    ========   ==========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                      CSLCapV     DryGVITIntVal   DryMidCapIx   DryMidCapStk
                                                    -----------   -------------   -----------   ------------
Investment activity:
   Reinvested dividends .........................   $    13,262            --        185,500          5,242
   Mortality and expense risk charges (note 3) ..        (1,683)           (4)       (61,951)        (1,248)
                                                    -----------    ----------     ----------     ----------
      Net investment income (loss) ..............        11,579            (4)       123,549          3,994
                                                    -----------    ----------     ----------     ----------
   Proceeds from mutual fund shares sold ........       887,650     2,675,753      6,778,707      1,924,937
   Cost of mutual fund shares sold ..............    (1,072,816)   (2,647,366)    (7,184,937)    (1,904,012)
                                                    -----------    ----------     ----------     ----------
      Realized gain (loss) on investments .......      (185,166)       28,387       (406,230)        20,925
   Change in unrealized gain (loss)
      on investments ............................       572,829        22,942     12,149,701         16,660
                                                    -----------    ----------     ----------     ----------
      Net gain (loss) on investments ............       387,663        51,329     11,743,471         37,585
                                                    -----------    ----------     ----------     ----------
   Reinvested capital gains .....................            --            --            278             --
                                                    -----------    ----------     ----------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   399,242        51,325     11,867,298         41,579
                                                    ===========    ==========     ==========     ==========

                                                    DrySmCapIxS    DrySRGro      DryStkIx     DryVIFApp
                                                    -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................       12,615        16,321     4,298,359       408,291
   Mortality and expense risk charges (note 3) ..       (3,590)       (7,095)     (491,217)      (64,439)
                                                    ----------    ----------   -----------   -----------
      Net investment income (loss) ..............        9,025         9,226     3,807,142       343,852
                                                    ----------    ----------   -----------   -----------
   Proceeds from mutual fund shares sold ........    4,257,491     3,509,120    58,679,425    17,369,371
   Cost of mutual fund shares sold ..............   (3,644,648)   (5,980,867)  (88,978,811)  (19,680,488)
                                                    ----------    ----------   -----------   -----------
      Realized gain (loss) on investments .......      612,843    (2,471,747)  (30,299,386)   (2,311,117)
   Change in unrealized gain (loss)
      on investments ............................      809,461     5,739,828    98,834,334     8,650,961
                                                    ----------    ----------   -----------   -----------
      Net gain (loss) on investments ............    1,422,304     3,268,081    68,534,948     6,339,844
                                                    ----------    ----------   -----------   -----------
   Reinvested capital gains .....................       40,118            --            --            --
                                                    ----------    ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,471,447     3,277,307    72,342,090     6,683,696
                                                    ==========    ==========   ===========   ===========

                                                    DryDevLeadI   DryIntVal   FedAmLdII   FedCpApII
                                                    -----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends .........................    $     47       119,310        --           --
   Mortality and expense risk charges (note 3) ..         (22)      (11,721)       (3)          (3)
                                                     --------     ---------    ------      -------
      Net investment income (loss) ..............          25       107,589        (3)          (3)
                                                     --------     ---------    ------      -------
   Proceeds from mutual fund shares sold ........      55,206       684,738     1,614       16,899
   Cost of mutual fund shares sold ..............     (53,162)     (620,526)   (1,527)     (15,873)
                                                     --------     ---------    ------      -------
      Realized gain (loss) on investments .......       2,044        64,212        87        1,026
   Change in unrealized gain (loss)
      on investments ............................       9,988     1,673,053    16,907        6,758
                                                     --------     ---------    ------      -------
      Net gain (loss) on investments ............      12,032     1,737,265    16,994        7,784
                                                     --------     ---------    ------      -------
   Reinvested capital gains .....................          --            --        --           --
                                                     --------     ---------    ------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      12,057     1,844,854    16,991        7,781
                                                     ========     =========    ======      =======

                                                     FGVITHiInc    FedQualBd     FidVIPEIS     FidVIPGrS
                                                    -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................     2,046,881     2,840,351     1,242,698       159,518
   Mortality and expense risk charges (note 3) ..       (41,960)     (170,996)     (120,815)     (133,368)
                                                    -----------   -----------   -----------   -----------
      Net investment income (loss) ..............     2,004,921     2,669,355     1,121,883        26,150
                                                    -----------   -----------   -----------   -----------
   Proceeds from mutual fund shares sold ........    18,704,405    22,553,425    26,185,310    10,458,609
   Cost of mutual fund shares sold ..............   (18,188,417)  (21,379,057)  (30,985,796)  (20,473,965)
                                                    -----------   -----------   -----------   -----------
      Realized gain (loss) on investments .......       515,988     1,174,368    (4,800,486)  (10,015,356)
   Change in unrealized gain (loss)
      on investments ............................     2,464,263      (290,377)   24,626,814    35,886,353
                                                    -----------   -----------   -----------   -----------
      Net gain (loss) on investments ............     2,980,251       883,991    19,826,328    25,870,997
                                                    -----------   -----------   -----------   -----------
   Reinvested capital gains .....................            --            --            --            --
                                                    -----------   -----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     4,985,172     3,553,346    20,948,211    25,897,147
                                                    ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                       FidVIPHIS      FidVIPOvS     FidVIPConS   FidVIPInvGrB
                                                     ------------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends...........................   $  1,544,303        177,286       226,310           --
   Mortality and expense risk charges (note 3)....        (29,554)       (42,265)     (103,893)          (9)
                                                     ------------   ------------   -----------     --------
      Net investment income (loss)................      1,514,749        135,021       122,417           (9)
                                                     ------------   ------------   -----------     --------

   Proceeds from mutual fund shares sold..........     12,065,498    293,444,469    12,373,579      209,295
   Cost of mutual fund shares sold................    (13,374,151)  (286,367,810)  (15,673,001)    (210,339)
                                                     ------------   ------------   -----------     --------
      Realized gain (loss) on investments.........     (1,308,653)     7,076,659    (3,299,422)      (1,044)
   Change in unrealized gain (loss)
      on investments..............................      5,412,898      5,539,950    23,252,143       11,193
                                                     ------------   ------------   -----------     --------
      Net gain (loss) on investments..............      4,104,245     12,616,609    19,952,721       10,149
                                                     ------------   ------------   -----------     --------
   Reinvested capital gains.......................             --             --            --           --
                                                     ------------   ------------   -----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........   $  5,618,994     12,751,630    20,075,138       10,140
                                                     ============   ============   ===========     ========

                                                     FidVIPGrOPS    FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                                     -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends...........................       77,532            --             --        3,741
   Mortality and expense risk charges (note 3)....      (11,321)          (27)        (1,461)         (62)
                                                     ----------    ----------     ----------     --------
      Net investment income (loss)................       66,211           (27)        (1,461)       3,679
                                                     ----------    ----------     ----------     --------

   Proceeds from mutual fund shares sold..........    2,051,628     2,092,255      3,384,401      371,893
   Cost of mutual fund shares sold................   (3,234,244)   (2,010,034)    (3,097,032)    (355,534)
                                                     ----------    ----------     ----------     --------
      Realized gain (loss) on investments.........   (1,182,616)       82,221        287,369       16,359
   Change in unrealized gain (loss)
      on investments..............................    4,646,657        98,757        365,472      177,883
                                                     ----------    ----------     ----------     --------
      Net gain (loss) on investments..............    3,464,041       180,978        652,841      194,242
                                                     ----------    ----------     ----------     --------
   Reinvested capital gains.......................           --            --         25,908       11,381
                                                     ----------    ----------     ----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    3,530,252       180,951        677,288      209,302
                                                     ==========    ==========     ==========     ========

                                                     FTVIPSmCpVal     FTVIPFS     FTVIPFS2   GVITEmMrkts
                                                     ------------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends...........................    $       3          1,342      63,968       18,809
   Mortality and expense risk charges (note 3)....          (24)           (47)    (11,673)      (3,173)
                                                      ---------     ----------   ---------   ----------
      Net investment income (loss)................          (21)         1,295      52,295       15,636
                                                      ---------     ----------   ---------   ----------

   Proceeds from mutual fund shares sold..........      936,703      2,345,982     707,310    5,537,602
   Cost of mutual fund shares sold................     (892,172)    (2,289,028)   (579,514)  (4,932,983)
                                                      ---------     ----------   ---------   ----------
      Realized gain (loss) on investments.........       44,531         56,954     127,796      604,619
   Change in unrealized gain (loss)
      on investments..............................       45,044         77,270   1,180,204    1,096,247
                                                      ---------     ----------   ---------   ----------
      Net gain (loss) on investments..............       89,575        134,224   1,308,000    1,700,866
                                                      ---------     ----------   ---------   ----------
   Reinvested capital gains.......................           --             --          --           --
                                                      ---------     ----------   ---------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    $  89,554        135,519   1,360,295    1,716,502
                                                      =========     ==========   =========   ==========

                                                     GVITGlFin   GVITGIHIth   GVITGITech   GVITGIUtl
                                                     ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends...........................      9,388           --            --      2,839
   Mortality and expense risk charges (note 3)....       (699)      (1,406)       (3,687)      (219)
                                                     --------    ---------    ----------   --------
      Net investment income (loss)................      8,689       (1,406)       (3,687)     2,620
                                                     --------    ---------    ----------   --------

   Proceeds from mutual fund shares sold..........    331,747    1,155,979     2,099,625    945,440
   Cost of mutual fund shares sold................   (300,696)    (992,497)   (1,913,408)  (911,030)
                                                     --------    ---------    ----------   --------
      Realized gain (loss) on investments.........     31,051      163,482       186,217     34,410
   Change in unrealized gain (loss)
      on investments..............................     88,676     (124,144)      902,402     52,291
                                                     --------    ---------    ----------   --------
      Net gain (loss) on investments..............    119,727       39,338     1,088,619     86,701
                                                     --------    ---------    ----------   --------
   Reinvested capital gains.......................    220,655      300,747            --         --
                                                     --------    ---------    ----------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    349,071      338,679     1,084,932     89,321
                                                     ========    =========    ==========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                       GVITGvtBd      GVITGrowth    GVITIDAgg    GVITIDCon
                                                     -------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends...........................   $   6,865,305         2,901       49,882       86,890
   Mortality and expense risk charges (note 3)....        (532,863)       (5,035)        (928)      (3,132)
                                                     -------------   -----------   ----------   ----------
      Net investment income (loss)................       6,332,442        (2,134)      48,954       83,758
                                                     -------------   -----------   ----------   ----------
   Proceeds from mutual fund shares sold..........     114,938,301     6,188,118    1,188,489    1,056,624
   Cost of mutual fund shares sold................    (110,191,379)  (13,448,525)  (1,007,101)  (1,041,921)
                                                     -------------   -----------   ----------   ----------
      Realized gain (loss) on investments.........       4,746,922    (7,260,407)     181,388       14,703
   Change in unrealized gain (loss)
      on investments..............................      (7,366,374)   11,255,445      715,206      161,113
                                                     -------------   -----------   ----------   ----------
      Net gain (loss) on investments..............      (2,619,452)    3,995,038      896,594      175,816
                                                     -------------   -----------   ----------   ----------
   Reinvested capital gains.......................         303,327            --       71,466       18,585
                                                     -------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........   $   4,016,317     3,992,904    1,017,014      278,159
                                                     =============   ===========   ==========   ==========

                                                      GVITIDMod   GVITIDModAgg   GVITIDModCon    GVITIntGro
                                                     ----------   ------------   ------------   -----------
Investment activity:
   Reinvested dividends...........................      182,405       143,129        149,895             --
   Mortality and expense risk charges (note 3)....       (9,355)       (8,313)        (6,584)        (1,304)
                                                     ----------    ----------     ----------    -----------
      Net investment income (loss)................      173,050       134,816        143,311         (1,304)
                                                     ----------    ----------     ----------    -----------
   Proceeds from mutual fund shares sold..........    1,209,195     1,399,879      1,414,960     24,356,234
   Cost of mutual fund shares sold................   (1,187,096)   (1,269,848)    (1,367,212)   (24,068,402)
                                                     ----------    ----------     ----------    -----------
      Realized gain (loss) on investments.........       22,099       130,031         47,748        287,832
   Change in unrealized gain (loss)
      on investments..............................    1,669,089     2,253,214        677,003        217,181
                                                     ----------    ----------     ----------    -----------
      Net gain (loss) on investments..............    1,691,188     2,383,245        724,751        505,013
                                                     ----------    ----------     ----------    -----------
   Reinvested capital gains.......................        6,002            --         14,290             --
                                                     ----------    ----------     ----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    1,870,240     2,518,061        882,352        503,709
                                                     ==========    ==========     ==========    ===========

                                                        GVITMyMkt     GVITMyMkt5     GVITLead    NWGVITStrVal
                                                     -------------   ------------   ----------   ------------
Investment activity:
   Reinvested dividends...........................   $   1,349,554      2,122,609          456           605
   Mortality and expense risk charges (note 3)....        (178,361)      (811,015)        (171)       (1,401)
                                                     -------------   ------------   ----------    ----------
      Net investment income (loss)................       1,171,193      1,311,594          285          (796)
                                                     -------------   ------------   ----------    ----------

   Proceeds from mutual fund shares sold..........     853,911,471    245,103,513    1,166,038     1,551,129
   Cost of mutual fund shares sold................    (853,911,471)  (245,103,513)  (1,099,175)   (1,700,606)
                                                     -------------   ------------   ----------    ----------
      Realized gain (loss) on investments.........              --             --       66,863      (149,477)
   Change in unrealized gain (loss)
      on investments..............................              --             --       18,296       709,462
                                                     -------------   ------------   ----------    ----------
      Net gain (loss) on investments..............              --             --       85,159       559,985
                                                     -------------   ------------   ----------    ----------
   Reinvested capital gains.......................              --             --           --            --
                                                     -------------   ------------   ----------    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........   $   1,171,193      1,311,594       85,444       559,189
                                                     =============   ============   ==========    ==========

                                                     GVITSmCapGr   GVITSmCapVal    GVITSmComp    GVITTotRt
                                                     -----------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends...........................            --           283             --     1,125,759
   Mortality and expense risk charges (note 3)....       (18,206)      (87,765)      (143,671)     (169,244)
                                                     -----------   -----------    -----------   -----------
      Net investment income (loss)................       (18,206)      (87,482)      (143,671)      956,515
                                                     -----------   -----------    -----------   -----------

   Proceeds from mutual fund shares sold..........    30,763,549    17,193,665     15,828,540    28,795,389
   Cost of mutual fund shares sold................   (28,663,551)  (20,525,404)   (17,085,425)  (46,175,196)
                                                     -----------   -----------    -----------   -----------
      Realized gain (loss) on investments.........     2,099,998    (3,331,739)    (1,256,885)  (17,379,807)
   Change in unrealized gain (loss)
      on investments..............................     2,410,575    30,637,626     24,310,071    65,736,490
                                                     -----------   -----------    -----------   -----------
      Net gain (loss) on investments..............     4,510,573    27,305,887     23,053,186    48,356,683
                                                     -----------   -----------    -----------   -----------
   Reinvested capital gains.......................            --            --             --            --
                                                     -----------   -----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........     4,492,367    27,218,405     22,909,515    49,313,198
                                                     ===========   ===========    ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         GVITUSGro    GVITWLead   GSMCV   GSVITMidCap
                                                       -----------   ----------   -----   -----------
Investment activity:
   Reinvested dividends ............................   $        --           --      --       110,952
   Mortality and expense risk charges (note 3) .....        (1,851)      (2,267)     --       (22,446)
                                                       -----------   ----------    ----    ----------
      Net investment income (loss) .................        (1,851)      (2,267)     --        88,506
                                                       -----------   ----------    ----    ----------
   Proceeds from mutual fund shares sold ...........     9,040,179    2,535,774     715     1,164,994
   Cost of mutual fund shares sold .................    (8,365,705)  (3,110,739)   (709)   (1,028,999)
                                                       -----------   ----------    ----    ----------
      Realized gain (loss) on investments ..........       674,474     (574,965)      6       135,995
   Change in unrealized gain (loss)
      on investments ...............................      (163,614)   1,609,490      20     1,824,068
                                                       -----------   ----------    ----    ----------
      Net gain (loss) on investments ...............       510,860    1,034,525      26     1,960,063
                                                       -----------   ----------    ----    ----------
   Reinvested capital gains ........................       292,900           --      --       145,638
                                                       -----------   ----------    ----    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $   801,909    1,032,258      26     2,194,207
                                                       ===========   ==========    ====    ==========

                                                         JPMorBal      JanBal      JanCapAp      JanGlTech
                                                       -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................       341,045       64,137        85,049           --
   Mortality and expense risk charges (note 3) .....       (30,113)      (9,646)      (52,521)      (8,866)
                                                       -----------   ----------   -----------   ----------
      Net investment income (loss) .................       310,932       54,491        32,528       (8,866)
                                                       -----------   ----------   -----------   ----------
   Proceeds from mutual fund shares sold ...........     9,520,008    1,286,111    13,968,635    3,241,461
   Cost of mutual fund shares sold .................   (10,634,657)  (1,200,804)  (15,881,327)  (5,680,610)
                                                       -----------   ----------   -----------   ----------
      Realized gain (loss) on investments ..........    (1,114,649)      85,307    (1,912,692)  (2,439,149)
   Change in unrealized gain (loss)
      on investments ...............................     4,225,049      246,371     8,271,924    7,347,499
                                                       -----------   ----------   -----------   ----------
      Net gain (loss) on investments ...............     3,110,400      331,678     6,359,232    4,908,350
                                                       -----------   ----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --           --
                                                       -----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     3,421,332      386,169     6,391,760    4,899,484
                                                       ===========   ==========   ===========   ==========

                                                         JanIntGro    JanRsLgCpCr   MGVITMultiSec   MFSVITInvGrwI
                                                       ------------   -----------   -------------   -------------
Investment activity:
   Reinvested dividends ............................   $    311,752         29         1,376,276            --
   Mortality and expense risk charges (note 3) .....        (52,143)        --           (54,711)          (23)
                                                       ------------     ------       -----------       -------
      Net investment income (loss) .................        259,609         29         1,321,565           (23)
                                                       ------------     ------       -----------       -------
   Proceeds from mutual fund shares sold ...........     69,505,540      3,878        20,749,988        61,140
   Cost of mutual fund shares sold .................    (67,097,232)    (3,769)      (19,687,278)      (58,377)
                                                       ------------     ------       -----------       -------
      Realized gain (loss) on investments ..........      2,408,308        109         1,062,710         2,763
   Change in unrealized gain (loss)
      on investments ...............................      6,998,962      3,346           550,178        20,062
                                                       ------------     ------       -----------       -------
      Net gain (loss) on investments ...............      9,407,270      3,455         1,612,888        22,825
                                                       ------------     ------       -----------       -------
   Reinvested capital gains ........................             --         --                --            --
                                                       ------------     ------       -----------       -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $  9,666,879      3,484         2,934,453        22,802
                                                       ============     ======       ===========       =======

                                                       MFSVITValln   NBAMTFas    NBAMTGuard   NBAMTLMat
                                                       -----------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ............................          --           --       115,483      38,809
   Mortality and expense risk charges (note 3) .....         (32)      (1,210)      (19,717)         (3)
                                                        --------     --------   -----------    --------
      Net investment income (loss) .................         (32)      (1,210)       95,766      38,806
                                                        --------     --------   -----------    --------
   Proceeds from mutual fund shares sold ...........     160,720      876,339    10,806,799     560,265
   Cost of mutual fund shares sold .................    (155,959)    (782,482)  (13,679,213)   (566,082)
                                                        --------     --------   -----------    --------
      Realized gain (loss) on investments ..........       4,761       93,857    (2,872,414)     (5,817)
   Change in unrealized gain (loss)
      on investments ...............................      24,142       27,859     6,456,331     (25,993)
                                                        --------     --------   -----------    --------
      Net gain (loss) on investments ...............      28,903      121,716     3,583,917     (31,810)
                                                        --------     --------   -----------    --------
   Reinvested capital gains ........................          --          311            --          --
                                                        --------     --------   -----------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      28,871      120,817     3,679,683       6,996
                                                        ========     ========   ===========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         NBAMTMCGr     NBAMTPart    NBAMTSocRe   ONEMidCap
                                                       ------------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................   $         --            --         --           --
   Mortality and expense risk charges (note 3) .....        (56,614)      (12,047)       (17)      (5,592)
                                                       ------------    ----------    -------     --------
      Net investment income (loss) .................        (56,614)      (12,047)       (17)      (5,592)
                                                       ------------    ----------    -------     --------
   Proceeds from mutual fund shares sold ...........     23,350,558     4,284,614     23,647      354,836
   Cost of mutual fund shares sold .................    (29,727,691)   (4,846,027)   (22,489)    (338,505)
                                                       ------------    ----------    -------     --------
      Realized gain (loss) on investments ..........     (6,377,133)     (561,413)     1,158       16,331
   Change in unrealized gain (loss)
      on investments ...............................     15,912,922     4,134,976      8,463      333,042
                                                       ------------    ----------    -------     --------
      Net gain (loss) on investments ...............      9,535,789     3,573,563      9,621      349,373
                                                       ------------    ----------    -------     --------
   Reinvested capital gains ........................             --            --         --           --
                                                       ------------    ----------    -------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $  9,479,175     3,561,516      9,604      343,781
                                                       ============    ==========    =======     ========

                                                       ONEMidCapV    OppAggGro      OppCapAp      OppGlSec
                                                       ----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................       2,786             --       360,891       236,600
   Mortality and expense risk charges (note 3) .....      (1,722)       (93,605)     (212,284)      (60,203)
                                                        --------    -----------   -----------   -----------
      Net investment income (loss) .................       1,064        (93,605)      148,607       176,397
                                                        --------    -----------   -----------   -----------
   Proceeds from mutual fund shares sold ...........     571,733     27,610,562    15,120,964    45,978,690
   Cost of mutual fund shares sold .................    (487,867)   (36,718,808)  (21,967,629)  (45,551,451)
                                                        --------    -----------   -----------   -----------
      Realized gain (loss) on investments ..........      83,866     (9,108,246)   (6,846,665)      427,239
   Change in unrealized gain (loss)
      on investments ...............................      59,721     21,592,176    33,617,086    12,200,617
                                                        --------    -----------   -----------   -----------
      Net gain (loss) on investments ...............     143,587     12,483,930    26,770,421    12,627,856
                                                        --------    -----------   -----------   -----------
   Reinvested capital gains ........................          --             --            --            --
                                                        --------    -----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     144,651     12,390,325    26,919,028    12,804,253
                                                        ========    ===========   ===========   ===========

                                                        OppHiIncInt    OppMSGrInc   OppMaStSmCpl    PIMLowDur
                                                       ------------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $        --        307,192           --        105,525
   Mortality and expense risk charges (note 3) .....           (27)       (35,175)         (28)       (19,377)
                                                       -----------    -----------     --------     ----------
      Net investment income (loss) .................           (27)       272,017          (28)        86,148
                                                       -----------    -----------     --------     ----------
   Proceeds from mutual fund shares sold ...........     1,270,799     13,880,240      475,885      1,050,148
   Cost of mutual fund shares sold .................    (1,247,675)   (16,848,401)    (441,866)    (1,046,229)
                                                       -----------    -----------     --------     ----------
      Realized gain (loss) on investments ..........        23,124     (2,968,161)      34,019          3,919
   Change in unrealized gain (loss)
      on investments ...............................        60,345     11,298,515      111,096          3,744
                                                       -----------    -----------     --------     ----------
      Net gain (loss) on investments ...............        83,469      8,330,354      145,115          7,663
                                                       -----------    -----------     --------     ----------
   Reinvested capital gains ........................            --             --           --         24,408
                                                       -----------    -----------     --------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $    83,442      8,602,371      145,087        118,219
                                                       ===========    ===========     ========     ==========

                                                       PIMRealRet    PIMTotRet     PionHY     PUTVTGrIncIB
                                                       ----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................      135,986      632,286      118,284           --
   Mortality and expense risk charges (note 3) .....      (22,274)     (90,338)      (4,697)         (33)
                                                       ----------   ----------   ----------      -------
      Net investment income (loss) .................      113,712      541,948      113,587          (33)
                                                       ----------   ----------   ----------      -------
   Proceeds from mutual fund shares sold ...........    4,271,712    3,014,766    2,700,304       16,929
   Cost of mutual fund shares sold .................   (4,116,793)  (2,987,170)  (2,479,005)     (16,476)
                                                       ----------   ----------   ----------      -------
      Realized gain (loss) on investments ..........      154,919       27,596      221,299          453
   Change in unrealized gain (loss)
      on investments ...............................       32,564     (110,836)     122,976       20,678
                                                       ----------   ----------   ----------      -------
      Net gain (loss) on investments ...............      187,483      (83,240)     344,275       21,131
                                                       ----------   ----------   ----------      -------
   Reinvested capital gains ........................      173,353      290,711           --           --
                                                       ----------   ----------   ----------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      474,548      749,419      457,862       21,098
                                                       ==========   ==========   ==========      =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       PUTVTIntlEqIB   PUTVTVoylB    RoyMicro   SGVITMdCpGr
                                                       -------------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ............................    $        --          --            --            --
   Mortality and expense risk charges (note 3) .....            (31)         (7)      (16,213)      (21,177)
                                                        -----------      ------     ---------   -----------
      Net investment income (loss) .................            (31)         (7)      (16,213)      (21,177)
                                                        -----------      ------     ---------   -----------
   Proceeds from mutual fund shares sold ...........      2,063,871       9,410     1,178,050    14,136,370
   Cost of mutual fund shares sold .................     (2,042,057)     (9,194)     (924,797)  (20,357,824)
                                                        -----------      ------     ---------   -----------
      Realized gain (loss) on investments ..........         21,814         216       253,253    (6,221,454)
   Change in unrealized gain (loss)
      on investments ...............................         56,900       6,212     1,459,001    11,980,636
                                                        -----------      ------     ---------   -----------
      Net gain (loss) on investments ...............         78,714       6,428     1,712,254     5,759,182
                                                        -----------      ------     ---------   -----------
   Reinvested capital gains ........................             --          --       421,098            --
                                                        -----------      ------     ---------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $    78,683       6,421     2,117,139     5,738,005
                                                        ===========      ======     =========   ===========

                                                          StOpp2       TRPEI2      TRPMCG2    TurnGVITGro
                                                       -----------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ............................        23,340      188,442          --           --
   Mortality and expense risk charges (note 3) .....       (63,121)     (38,497)    (12,737)        (526)
                                                       -----------   ----------   ---------   ----------
      Net investment income (loss) .................       (39,781)     149,945     (12,737)        (526)
                                                       -----------   ----------   ---------   ----------
   Proceeds from mutual fund shares sold ...........     9,835,759    1,620,259   1,245,410    1,374,399
   Cost of mutual fund shares sold .................   (12,216,012)  (1,498,346)   (974,419)  (1,217,603)
                                                       -----------   ----------   ---------   ----------
      Realized gain (loss) on investments ..........    (2,380,253)     121,913     270,991      156,796
   Change in unrealized gain (loss)
      on investments ...............................    12,212,543    3,003,853   1,198,675      130,920
                                                       -----------   ----------   ---------   ----------
      Net gain (loss) on investments ...............     9,832,290    3,125,766   1,469,666      287,716
                                                       -----------   ----------   ---------   ----------
   Reinvested capital gains ........................            --           --          --           --
                                                       -----------   ----------   ---------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     9,792,509    3,275,711   1,456,929      287,190
                                                       ===========   ==========   =========   ==========

                                                        VEWrldEMkt    VEWrldHAs   VKoreFI     VKEmMkt     VKMidCapG   VKUSRealEst
                                                       -----------   ----------   -------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $     7,942       13,563        22           --           --            --
   Mortality and expense risk charges (note 3) .....        (5,758)      (3,254)      (44)     (11,369)      (4,221)      (45,467)
                                                       -----------   ----------   -------   ----------   ----------   -----------
      Net investment income (loss) .................         2,184       10,309       (22)     (11,369)      (4,221)      (45,467)
                                                       -----------   ----------   -------   ----------   ----------   -----------
   Proceeds from mutual fund shares sold ...........     9,505,996    7,887,087    85,744    5,051,540    2,918,260    10,735,438
   Cost of mutual fund shares sold .................    (8,449,508)  (7,993,789)  (86,251)  (4,439,184)  (2,908,329)  (10,123,053)
                                                       -----------   ----------   -------   ----------   ----------   -----------
      Realized gain (loss) on investments ..........     1,056,488     (106,702)     (507)     612,356        9,931       612,385
   Change in unrealized gain (loss)
      on investments ...............................     2,226,271    1,336,812     1,903    1,121,269      999,073     9,192,176
                                                       -----------   ----------   -------   ----------   ----------   -----------
      Net gain (loss) on investments ...............     3,282,759    1,230,110     1,396    1,733,625    1,009,004     9,804,561
                                                       -----------   ----------   -------   ----------   ----------   -----------
   Reinvested capital gains ........................            --           --       273           --           --            --
                                                       -----------   ----------   -------   ----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 3,284,943    1,240,419     1,647    1,722,256    1,004,783     9,759,094
                                                       ===========   ==========   =======   ==========   ==========   ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                    Total                   AIMCapAp
                                                       ------------------------------   --------------
                                                            2003             2002         2003    2002
                                                       --------------   -------------   -------   ----
Investment activity:
   Net investment income (loss) ....................   $   26,858,792      28,058,001       (12)    --
   Realized gain (loss) on investments .............     (107,109,240)   (173,891,391)  (15,225)    --
   Change in unrealized gain (loss)
      on investments ...............................      590,219,136    (185,402,711)   25,422     --
   Reinvested capital gains ........................        2,362,280       8,167,207        --     --
                                                       --------------   -------------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      512,330,968    (323,068,894)   10,185     --
                                                       --------------   -------------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      684,393,099     806,276,709   145,264     --
   Transfers between funds .........................               --              --   190,591     --
   Surrenders (note 6) .............................     (302,997,849)   (118,040,336)      (20)    --
   Death benefits (note 4) .........................       (2,544,257)     (2,999,731)       --     --
   Net policy repayments (loans) (note 5) ..........       15,397,293     (31,525,439)   (2,195)    --
   Deductions for surrender charges (note 2d) ......      (10,621,920)     (7,798,703)       (1)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (134,724,692)   (129,307,494)   (9,883)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (3,761,238)     (3,265,896)     (331)    --
      MSP contracts ................................         (177,883)       (177,913)       --     --
      SL contracts .................................         (840,000)       (687,007)      (21)    --
                                                       --------------   -------------   -------    ---
         Net equity transactions ...................      244,122,553     512,474,190   323,404     --
                                                       --------------   -------------   -------    ---

Net change in contract owners' equity ..............      756,453,521     189,405,296   333,589     --
Contract owners' equity beginning of period ........    2,276,440,710   2,087,035,414        --     --
                                                       --------------   -------------   -------    ---
Contract owners' equity end of period ..............   $3,032,894,231   2,276,440,710   333,589     --
                                                       ==============   =============   =======    ===

CHANGES IN UNITS:
   Beginning units .................................      245,162,666     191,173,282        --     --
                                                       --------------   -------------   -------    ---
   Units purchased .................................      152,117,332     145,379,173    27,974     --
   Units redeemed ..................................     (123,003,123)    (91,389,789)   (1,058)    --
                                                       --------------   -------------   -------    ---
   Ending units ....................................      274,276,875     245,162,666    26,916     --
                                                       ==============   =============   =======    ===

                                                              AIMBVF             AIMCDF
                                                       -------------------   --------------
                                                          2003       2002      2003    2002
                                                       ---------   -------   -------   ----
Investment activity:
   Net investment income (loss) ....................      (2,140)     (139)     (356)   --
   Realized gain (loss) on investments .............     122,322        44    64,519    --
   Change in unrealized gain (loss)
      on investments ...............................     177,090   (16,746)   18,972    --
   Reinvested capital gains ........................          --        --        --    --
                                                       ---------   -------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     297,272   (16,841)   83,135    --
                                                       ---------   -------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     391,184     8,073   188,767    --
   Transfers between funds .........................     968,277   401,732   409,243   250
   Surrenders (note 6) .............................      (2,640)       --       (14)   --
   Death benefits (note 4) .........................          --        --       (17)   --
   Net policy repayments (loans) (note 5) ..........      (2,719)       --     7,850    --
   Deductions for surrender charges (note 2d) ......         (93)       --        (1)   --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (44,665)     (570)   (7,330)  (15)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................        (644)       --      (317)   --
      MSP contracts ................................        (115)       --        (5)   --
      SL contracts .................................         (75)       --        (7)   --
                                                       ---------   -------   -------   ---
         Net equity transactions ...................   1,308,510   409,235   598,169   235
                                                       ---------   -------   -------   ---

Net change in contract owners' equity ..............   1,605,782   392,394   681,304   235
Contract owners' equity beginning of period ........     392,394        --       235    --
                                                       ---------   -------   -------   ---
Contract owners' equity end of period ..............   1,998,176   392,394   681,539   235
                                                       =========   =======   =======   ===

CHANGES IN UNITS:
   Beginning units .................................      39,881        --        24    --
                                                       ---------   -------   -------   ---
   Units purchased .................................     119,273    39,936    52,189    26
   Units redeemed ..................................      (6,914)      (55)     (868)   (2)
                                                       ---------   -------   -------   ---
   Ending units ....................................     152,240    39,881    51,345    24
                                                       =========   =======   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                      AllSmCpVal         AllGroInc              ACVPIncGr               ACVPInfPr
                                                   ---------------  ------------------   ------------------------   ----------------
                                                     2003     2002     2003      2002        2003         2002         2003     2002
                                                   --------   ----  ---------   ------   -----------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) .................  $    174     --      6,201       (9)      326,000      295,751       8,247     --
   Realized gain (loss) on investments ..........    52,822     --     74,700      (19)   (6,538,921)  (2,425,742)    (10,542)    --
   Change in unrealized gain (loss)
      on investments ............................    30,043     --    969,726   (1,665)   12,592,379   (6,415,240)     16,524     --
   Reinvested capital gains .....................       570     --         --       --            --           --         261     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    83,609     --  1,050,627   (1,693)    6,379,458   (8,545,231)     14,490     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    78,868     --  1,935,130      (16)    4,338,258    8,242,700      97,055     --
   Transfers between funds ......................   244,139     --  6,170,887   56,089   (14,535,270)   4,275,259   1,081,913     --
   Surrenders (note 6) ..........................        --     --    (26,111)      --    (6,231,826)    (859,189)    (37,138)    --
   Death benefits (note 4) ......................        --     --         --       --       (54,131)     (84,910)         --     --
   Net policy repayments (loans) (note 5) .......    (1,318)    --      2,451       --     1,394,557   (1,414,722)     (1,336)    --
   Deductions for surrender charges (note 2d) ...        --     --       (915)      --      (218,463)     (56,765)     (1,302)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (9,754)    --   (117,488)      --    (1,810,142)  (2,134,843)    (27,415)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (355)    --     (1,648)      --       (56,784)     (51,840)       (867)    --
      MSP contracts .............................        --     --         (6)      --        (4,173)      (4,113)        (95)    --
      SL contracts ..............................      (129)    --        (85)      --       (11,378)      (9,375)        (72)    --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
         Net equity transactions ................   311,451     --  7,962,215   56,073   (17,189,352)   7,902,202   1,110,743     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---

Net change in contract owners' equity ...........   395,060     --  9,012,842   54,380   (10,809,894)    (643,029)  1,125,233     --
Contract owners' equity beginning
   of period ....................................        --     --     54,380       --    38,241,888   38,884,917          --     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
Contract owners' equity end of period ...........  $395,060     --  9,067,222   54,380    27,431,994   38,241,888   1,125,233     --
                                                   ========    ===  =========   ======   ===========   ==========   =========    ===
CHANGES IN UNITS:
   Beginning units ..............................        --     --      5,432       --     4,372,283    3,582,704          --     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
   Units purchased ..............................    29,601     --    906,704    5,432       891,295    1,345,665     110,952     --
   Units redeemed ...............................      (966)    --   (227,226)      --    (2,955,831)    (556,086)     (1,962)    --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
   Ending units .................................    28,635     --    684,910    5,432     2,307,747    4,372,283     108,990     --
                                                   ========    ===  =========   ======   ===========   ==========   =========    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                             ACVPInt                  ACVPUltra
                                                    ------------------------   --------------------
                                                        2003         2002         2003       2002
                                                    -----------   ----------   ---------   --------
Investment activity:
   Net investment income (loss) .................   $   269,712      252,262      (3,225)     2,192
   Realized gain (loss) on investments ..........     4,390,971   (7,025,164)    117,675    (65,437)
   Change in unrealized gain (loss)
      on investments ............................     8,676,425   (1,505,283)    266,756    (28,521)
   Reinvested capital gains .....................            --           --          --         --
                                                    -----------   ----------   ---------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    13,337,108   (8,278,185)    381,206    (91,766)
                                                    -----------   ----------   ---------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     9,177,412   14,523,861     866,962    381,461
   Transfers between funds ......................     2,991,552     (827,913)  2,721,084    767,998
   Surrenders (note 6) ..........................    (5,272,163)  (1,534,093)   (188,855)  (326,526)
   Death benefits (note 4) ......................       (22,976)     (53,686)     (1,431)        --
   Net policy repayments (loans) (note 5) .......     1,056,332   (1,212,686)      6,813      1,986
   Deductions for surrender charges (note 2d) ...      (184,821)    (101,355)     (6,620)   (21,573)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (3,562,972)  (2,687,623)   (145,158)   (45,493)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (66,834)     (64,935)     (4,450)    (1,707)
      MSP contracts .............................        (2,916)      (3,820)        (12)        (8)
      SL contracts ..............................        (9,789)      (9,329)       (260)       (21)
                                                    -----------   ----------   ---------   --------
         Net equity transactions ................     4,102,825    8,028,421   3,248,073    756,117
                                                    -----------   ----------   ---------   --------

Net change in contract owners' equity ...........    17,439,933     (249,764)  3,629,279    664,351
Contract owners' equity beginning
   of period ....................................    44,595,057   44,844,821     664,351         --
                                                    -----------   ----------   ---------   --------
Contract owners' equity end of period ...........   $62,034,990   44,595,057   4,293,630    664,351
                                                    ===========   ==========   =========   ========

CHANGES IN UNITS:
   Beginning units ..............................     5,642,120    4,459,878      82,661         --
                                                    -----------   ----------   ---------   --------
   Units purchased ..............................     2,534,766    2,071,974     388,084     88,490
   Units redeemed ...............................    (1,613,113)    (889,732)    (41,978)    (5,829)
                                                    -----------   ----------   ---------   --------
   Ending units .................................     6,563,773    5,642,120     428,767     82,661
                                                    ===========   ==========   =========   ========

                                                            ACVPVal                  BCAT
                                                    -----------------------   ------------------
Investment activity:                                   2003         2002         2003      2002
                                                    ----------   ----------   ---------   ------
   Net investment income (loss) .................      440,077      228,704      (5,203)     (29)
   Realized gain (loss) on investments ..........   (2,595,801)    (664,248)     93,310       79
   Change in unrealized gain (loss)
      on investments ............................   14,564,095   (7,152,115)    429,891      (48)
   Reinvested capital gains .....................           --    1,740,826          --       --
                                                    ----------   ----------   ---------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   12,408,371   (5,846,833)    517,998        2
                                                    ----------   ----------   ---------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    8,859,894    9,518,078     396,797       (1)
   Transfers between funds ......................    4,460,692   14,238,176   4,262,979   69,454
   Surrenders (note 6) ..........................   (8,297,618)  (1,379,551)     (4,371)      --
   Death benefits (note 4) ......................      (14,776)     (56,150)       (174)      --
   Net policy repayments (loans) (note 5) .......      (95,718)    (201,892)     (2,751)      --
   Deductions for surrender charges (note 2d) ...     (290,882)     (91,144)       (153)      --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (2,727,284)  (2,572,725)    (29,255)    (296)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................     (105,153)     (84,853)         --       --
      MSP contracts .............................       (3,038)      (3,108)         --       --
      SL contracts ..............................      (26,503)     (17,817)         --       --
                                                    ----------   ----------   ---------   ------
         Net equity transactions ................    1,759,614   19,349,014   4,623,072   69,157
                                                    ----------   ----------   ---------   ------
Net change in contract owners' equity ...........   14,167,985   13,502,181   5,141,070   69,159
Contract owners' equity beginning
   of period ....................................   42,688,553   29,186,372      69,159       --
                                                    ----------   ----------   ---------   ------
Contract owners' equity end of period ...........   56,856,538   42,688,553   5,210,229   69,159
                                                    ==========   ==========   =========   ======

CHANGES IN UNITS:
   Beginning units ..............................    3,650,314    2,161,177       7,134       --
                                                    ----------   ----------   ---------   ------
   Units purchased ..............................    1,337,198    1,905,197     473,014    7,164
   Units redeemed ...............................   (1,177,190)    (416,060)    (65,926)     (30)
                                                    ----------   ----------   ---------   ------
   Ending units .................................    3,810,322    3,650,314     414,222    7,134
                                                    ==========   ==========   =========   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           CVSSEP           ComGVITVal
                                                    ---------------   ----------------------
                                                      2003     2002      2003        2002
                                                    --------   ----   ---------   ----------
Investment activity:
   Net investment income (loss) .................   $    (28)   --       72,198       64,404
   Realized gain (loss) on investments ..........    (14,135)   --     (819,312)  (1,155,697)
   Change in unrealized gain (loss)
      on investments ............................      1,777    --    2,375,390     (372,887)
   Reinvested capital gains .....................         --    --           --           --
                                                    --------   ---    ---------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (12,386)   --    1,628,276   (1,464,180)
                                                    --------   ---    ---------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................        378    --    1,087,630    1,857,957
   Transfers between funds ......................     39,135    --     (371,853)     478,332
   Surrenders (note 6) ..........................         --    --     (204,750)    (151,738)
   Death benefits (note 4) ......................         --    --      (50,444)     (16,024)
   Net policy repayments (loans) (note 5) .......         --    --       10,868      (46,526)
   Deductions for surrender charges (note 2d) ...         --    --       (7,178)     (10,025)
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................       (779)   --     (372,399)    (337,086)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         --    --      (10,736)      (8,716)
      MSP contracts .............................         --    --         (647)        (766)
      SL contracts ..............................         --    --       (2,037)        (874)
                                                    --------   ---    ---------   ----------
         Net equity transactions ................     38,734    --       78,454    1,764,534
                                                    --------   ---    ---------   ----------

Net change in contract owners' equity ...........     26,348    --    1,706,730      300,354
Contract owners' equity beginning
   of period ....................................         --    --    5,500,567    5,200,213
                                                    --------   ---    ---------   ----------
Contract owners' equity end of period ...........   $ 26,348    --    7,207,297    5,500,567
                                                    ========   ---    =========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         --    --      743,874      528,392
                                                    --------   ---    ---------   ----------
   Units purchased ..............................      2,181    --      261,096      323,564
   Units redeemed ...............................        (79)   --     (276,949)    (108,082)
                                                    --------   ---    ---------   ----------
   Ending units .................................      2,102    --      728,021      743,874
                                                    ========   ===    =========   ==========

                                                          CSGPVen                CSIntEq
                                                    -------------------   ---------------------
                                                      2003       2002        2003        2002
                                                    --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .................       (548)      (741)      6,702      (1,064)
   Realized gain (loss) on investments ..........   (162,063)  (342,320)    (27,290)    (31,534)
   Change in unrealized gain (loss)
      on investments ............................    438,373     59,105     478,435    (339,704)
   Reinvested capital gains .....................         --         --          --          --
                                                    --------   --------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    275,762   (283,956)    457,847    (372,302)
                                                    --------   --------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    116,741    138,218     185,548     257,124
   Transfers between funds ......................    (18,531)  (150,036)    (46,871)   (129,187)
   Surrenders (note 6) ..........................    (21,295)   (19,422)   (124,610)   (109,474)
   Death benefits (note 4) ......................         --     (2,132)         --          --
   Net policy repayments (loans) (note 5) .......     (2,623)     2,471      (2,371)    (11,178)
   Deductions for surrender charges (note 2d) ...       (747)    (1,283)     (4,368)     (7,233)
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................    (38,975)   (44,394)    (94,908)   (100,884)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................     (2,005)    (2,071)     (5,093)     (5,555)
      MSP contracts .............................       (242)      (361)       (335)       (397)
      SL contracts ..............................       (140)      (206)       (658)       (670)
                                                    --------   --------   ---------   ---------
         Net equity transactions ................     32,183    (79,216)    (93,666)   (107,454)
                                                    --------   --------   ---------   ---------

Net change in contract owners' equity ...........    307,945   (363,172)    364,181    (479,756)
Contract owners' equity beginning
   of period ....................................    530,190    893,362   1,380,444   1,860,200
                                                    --------   --------   ---------   ---------
Contract owners' equity end of period ...........    838,135    530,190   1,744,625   1,380,444
                                                    ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................     84,647     92,656     190,594     206,416
                                                    --------   --------   ---------   ---------
   Units purchased ..............................     51,522     18,681      63,129      33,740
   Units redeemed ...............................    (40,113)   (26,690)    (73,944)    (49,562)
                                                    --------   --------   ---------   ---------
   Ending units .................................     96,056     84,647     179,779     190,594
                                                    ========   ========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            CSLCapV            DryGVITIntVal
                                                    -----------------------   --------------
                                                       2003          2002       2003    2002
                                                    ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................   $   11,579       15,840        (4)   --
   Realized gain (loss) on investments ..........     (185,166)    (187,629)   28,387    --
   Change in unrealized gain (loss)
      on investments ............................      572,829     (413,957)   22,942    --
   Reinvested capital gains .....................           --           --        --    --
                                                    ----------   ----------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      399,242     (585,746)   51,325    --
                                                    ----------   ----------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      424,916      436,621    18,266    --
   Transfers between funds ......................     (113,246)  (1,251,071)  274,261    --
   Surrenders (note 6) ..........................     (121,277)    (213,288)   (6,158)   --
   Death benefits (note 4) ......................       (9,891)      (7,975)       --    --
   Net policy repayments (loans) (note 5) .......        9,098        2,593    (2,659)   --
   Deductions for surrender charges (note 2d) ...       (4,251)     (14,092)     (216)   --
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................     (145,128)    (154,556)   (3,785)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (4,419)      (5,457)     (258)   --
      MSP contracts .............................         (443)        (500)      (21)   --
      SL contracts ..............................         (891)        (727)      (11)   --
                                                    ----------   ----------   -------   ---
         Net equity transactions ................       34,468   (1,208,452)  279,419    --
                                                    ----------   ----------   -------   ---

Net change in contract owners' equity ...........      433,710   (1,794,198)  330,744    --
Contract owners' equity beginning
   of period ....................................    1,679,182    3,473,380        --    --
                                                    ----------   ----------   -------   ---
Contract owners' equity end of period ...........   $2,112,892    1,679,182   330,744    --
                                                    ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................      175,080      285,384        --    --
                                                    ----------   ----------   -------   ---
   Units purchased ..............................       66,176       47,298    24,937    --
   Units redeemed ...............................      (63,790)    (157,602)   (1,036)   --
                                                    ----------   ----------   -------   ---
   Ending units .................................      177,466      175,080    23,901    --
                                                    ==========   ==========   =======   ===

                                                         DryMidCapIx               DryEuroEq
                                                    -----------------------   ---------------------
                                                       2003          2002       2003        2002
                                                    ----------   ----------   --------   ----------
Investment activity:
   Net investment income (loss) .................      123,549       65,809        --        (1,189)
   Realized gain (loss) on investments ..........     (406,230)    (468,952)       --      (240,858)
   Change in unrealized gain (loss)
      on investments ............................   12,149,701   (5,175,301)       --       (17,058)
   Reinvested capital gains .....................          278      243,793        --            --
                                                    ----------   ----------    ------    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   11,867,298   (5,334,651)       --      (259,105)
                                                    ----------   ----------    ------    ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    8,936,277    7,501,528      (847)      376,786
   Transfers between funds ......................    4,583,904   12,585,211       841    (1,581,576)
   Surrenders (note 6) ..........................   (1,823,209)  (1,410,219)      186       (26,144)
   Death benefits (note 4) ......................       (7,598)     (30,435)       --        (3,280)
   Net policy repayments (loans) (note 5) .......      (91,127)     (99,081)     (193)         (402)
   Deductions for surrender charges (note 2d) ...      (63,915)     (93,171)        7        (1,727)
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................   (1,939,737)  (1,703,300)   (1,981)      (84,449)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (61,389)     (49,277)       --        (2,576)
      MSP contracts .............................       (1,729)      (1,585)       --           (82)
      SL contracts ..............................      (23,449)     (17,307)       --          (527)
                                                    ----------   ----------    ------    ----------
         Net equity transactions ................    9,508,028   16,682,364    (1,987)   (1,323,977)
                                                    ----------   ----------    ------    ----------

Net change in contract owners' equity ...........   21,375,326   11,347,713    (1,987)   (1,583,082)
Contract owners' equity beginning
   of period ....................................   28,785,471   17,437,758     1,987     1,585,069
                                                    ----------   ----------    ------    ----------
Contract owners' equity end of period ...........   50,160,797   28,785,471        --         1,987
                                                    ==========   ==========    ======    ==========

CHANGES IN UNITS:
   Beginning units ..............................    2,365,305    1,199,159       282       174,397
                                                    ----------   ----------    ------    ----------
   Units purchased ..............................    1,262,238    1,402,464       147        58,103
   Units redeemed ...............................     (479,540)    (236,318)     (429)     (232,218)
                                                    ----------   ----------    ------    ----------
   Ending units .................................    3,148,003    2,365,305        --           282
                                                    ==========   ==========    ======    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        DryMidCapStk           DrySmCapIxS
                                                    -------------------   ---------------------
                                                       2003       2002       2003        2002
                                                    ----------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) .................   $    3,994       76       9,025       3,092
   Realized gain (loss) on investments ..........       20,925       --     612,843       9,527
   Change in unrealized gain (loss)
      on investments ............................       16,660     (427)    809,461     (20,037)
   Reinvested capital gains .....................           --       --      40,118          --
                                                    ----------   ------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       41,579     (351)  1,471,447      (7,418)
                                                    ----------   ------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      466,628       --     903,885     365,357
   Transfers between funds ......................    1,646,939   28,932   4,763,665   2,178,207
   Surrenders (note 6) ..........................           --       --    (100,497)    (35,945)
   Death benefits (note 4) ......................           --       --      (7,955)     (4,196)
   Net policy repayments (loans) (note 5) .......           --       --      (2,413)     (1,436)
   Deductions for surrender charges (note 2d) ...           --       --      (3,523)     (2,375)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (14,388)    (255)   (169,521)    (27,049)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --       --      (5,854)       (633)
      MSP contracts .............................           --       --          (5)         --
      SL contracts ..............................           --       --      (1,040)        (63)
                                                    ----------   ------   ---------   ---------
         Net equity transactions ................    2,099,179   28,677   5,376,742   2,471,867
                                                    ----------   ------   ---------   ---------
Net change in contract owners' equity ...........    2,140,758   28,326   6,848,189   2,464,449
Contract owners' equity beginning of period .....       28,326       --   2,464,449          --
                                                    ----------   ------   ---------   ---------
Contract owners' equity end of period ...........   $2,169,084   28,326   9,312,638   2,464,449
                                                    ==========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................        2,842       --     321,221          --
                                                    ----------   ------   ---------   ---------
   Units purchased ..............................      165,868    2,842     595,722     325,576
   Units redeemed ...............................       (3,245)      --     (34,875)     (4,355)
                                                    ----------   ------   ---------   ---------
   Ending units .................................      165,465    2,842     882,068     321,221
                                                    ==========   ======   =========   =========

                                                            DrySRGro                  DryStkIx
                                                    -----------------------   -------------------------
                                                       2003         2002          2003          2002
                                                    ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .................        9,226       20,637     3,807,142     3,050,358
   Realized gain (loss) on investments ..........   (2,471,747)  (4,044,827)  (30,299,386)  (18,599,138)
   Change in unrealized gain (loss) on
      investments ...............................    5,739,828   (2,065,356)   98,834,334   (50,888,412)
   Reinvested capital gains .....................           --           --            --            --
                                                    ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    3,277,307   (6,089,546)   72,342,090   (66,437,192)
                                                    ----------   ----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    3,401,462    5,506,507    54,327,291    67,681,915
   Transfers between funds ......................   (1,839,608)  (2,145,908)    6,016,875    51,084,841
   Surrenders (note 6) ..........................   (1,994,494)    (934,968)  (34,561,198)  (10,065,375)
   Death benefits (note 4) ......................      (15,838)     (47,141)     (281,113)     (424,395)
   Net policy repayments (loans) (note 5) .......      889,748   (1,025,096)    7,880,937    (9,366,566)
   Deductions for surrender charges (note 2d) ...      (69,919)     (61,772)   (1,211,580)     (665,001)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,547,321)  (1,889,457)  (14,158,509)  (14,484,498)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (54,112)     (55,265)     (398,730)     (369,254)
      MSP contracts .............................       (2,285)      (2,737)      (17,616)      (20,608)
      SL contracts ..............................       (5,345)      (5,603)     (174,435)     (119,742)
                                                    ----------   ----------   -----------   -----------
         Net equity transactions ................   (1,237,712)    (661,440)   17,421,922    83,251,317
                                                    ----------   ----------   -----------   -----------
Net change in contract owners' equity ...........    2,039,595   (6,750,986)   89,764,012    16,814,125
Contract owners' equity beginning of period .....   14,014,403   20,765,389   252,617,859   235,803,734
                                                    ----------   ----------   -----------   -----------
Contract owners' equity end of period ...........   16,053,998   14,014,403   342,381,871   252,617,859
                                                    ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..............................    1,785,944    1,904,741    29,512,045    21,289,393
                                                    ----------   ----------   -----------   -----------
   Units purchased ..............................      508,495      642,801    14,387,513    12,329,234
   Units redeemed ...............................     (677,229)    (761,598)  (11,708,418)   (4,106,582)
                                                    ----------   ----------   -----------   -----------
   Ending units .................................    1,617,210    1,785,944    32,191,140    29,512,045
                                                    ==========   ==========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            DryVIFApp            DryDevLeadI
                                                    ------------------------   --------------
                                                        2003         2002        2003    2002
                                                    -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................   $   343,852      335,056        25    --
   Realized gain (loss) on investments ..........    (2,311,117)  (2,871,136)    2,044    --
   Change in unrealized gain (loss) on
      investments ...............................     8,650,961   (4,395,323)    9,988    --
   Reinvested capital gains .....................            --           --        --    --
                                                    -----------   ----------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     6,683,696   (6,931,403)   12,057    --
                                                    -----------   ----------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     7,070,591    7,333,979    46,332    --
   Transfers between funds ......................    (8,163,364)   2,497,836   155,556    --
   Surrenders (note 6) ..........................    (5,022,238)  (1,827,641)      (14)   --
   Death benefits (note 4) ......................       (36,800)     (91,596)       --    --
   Net policy repayments (loans) (note 5) .......        46,422      (52,117)     (136)   --
   Deductions for surrender charges (note 2d) ...      (176,060)    (120,749)       (1)   --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (1,810,329)  (1,963,359)   (7,571)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (50,854)     (51,569)     (167)   --
      MSP contracts .............................          (970)      (1,413)       --    --
      SL contracts ..............................        (9,613)      (9,323)       (3)   --
                                                    -----------   ----------   -------   ---
         Net equity transactions ................    (8,153,215)   5,714,048   193,996    --
                                                    -----------   ----------   -------   ---
Net change in contract owners' equity ...........    (1,469,519)  (1,217,355)  206,053    --
Contract owners' equity beginning of period .....    33,593,414   34,810,769        --    --
                                                    -----------   ----------   -------   ---
Contract owners' equity end of period ...........   $32,123,895   33,593,414   206,053    --
                                                    ===========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................     3,534,935    3,024,640        --    --
                                                    -----------   ----------   -------   ---
   Units purchased ..............................     2,143,415    1,039,749    16,426    --
   Units redeemed ...............................    (2,853,632)    (529,454)     (454)   --
                                                    -----------   ----------   -------   ---
   Ending units .................................     2,824,718    3,534,935    15,972    --
                                                    ===========   ==========   =======   ===

                                                           DryIntVal          FedAmLdII
                                                    --------------------   --------------
                                                       2003        2002      2003    2002
                                                    ----------   -------   -------   ----
Investment activity:
   Net investment income (loss) .................      107,589       477        (3)   --
   Realized gain (loss) on investments ..........       64,212     4,559        87    --
   Change in unrealized gain (loss) on
      investments ...............................    1,673,053     1,445    16,907    --
   Reinvested capital gains .....................           --        --        --    --
                                                    ----------   -------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,844,854     6,481    16,991    --
                                                    ----------   -------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      919,156       566     1,421    --
   Transfers between funds ......................   14,753,743   283,331   141,546    --
   Surrenders (note 6) ..........................           --        --       (15)   --
   Death benefits (note 4) ......................           --        --        --    --
   Net policy repayments (loans) (note 5) .......           --        --      (165)   --
   Deductions for surrender charges (note 2d) ...           --        --        --    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (48,361)     (261)   (5,896)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --        --      (160)   --
      MSP contracts .............................           --        --        --    --
      SL contracts ..............................           --        --       (27)   --
                                                    ----------   -------   -------   ---
         Net equity transactions ................   15,624,538   283,636   136,704    --
                                                    ----------   -------   -------   ---
Net change in contract owners' equity ...........   17,469,392   290,117   153,695    --
Contract owners' equity beginning of period .....      290,117        --        --    --
                                                    ----------   -------   -------   ---
Contract owners' equity end of period ...........   17,759,509   290,117   153,695    --
                                                    ==========   =======   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................       30,751        --        --    --
                                                    ----------   -------   -------   ---
   Units purchased ..............................    1,640,953    30,778    12,477    --
   Units redeemed ...............................     (287,625)      (27)     (278)   --
                                                    ----------   -------   -------   ---
   Ending units .................................    1,384,079    30,751    12,199    --
                                                    ==========   =======   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           FedCpApII             FGVITHiInc
                                                        ---------------   -----------------------
                                                          2003     2002      2003         2002
                                                        --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) .....................   $     (3)    --    2,004,921    1,319,940
   Realized gain (loss) on investments ..............      1,026     --      515,988     (611,288)
   Change in unrealized gain (loss)
      on investments ................................      6,758     --    2,464,263     (400,507)
   Reinvested capital gains .........................         --     --           --           --
                                                        --------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........      7,781     --    4,985,172      308,145
                                                        --------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................     25,326     --    4,563,458    3,126,075
   Transfers between funds ..........................     71,996     --   17,326,217    5,754,546
   Surrenders (note 6) ..............................         --     --   (6,117,814)    (754,952)
   Death benefits (note 4) ..........................         --     --       (4,471)     (51,018)
   Net policy repayments (loans) (note 5) ...........         --     --     (346,516)     (91,632)
   Deductions for surrender charges (note 2d) .......         --     --     (214,467)     (49,878)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................     (3,985)    --   (1,188,601)    (898,909)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................       (113)    --      (38,129)     (24,697)
      MSP contracts .................................         --     --       (1,166)      (1,031)
      SL contracts ..................................        (13)    --      (14,552)      (5,326)
                                                        --------    ---   ----------   ----------
         Net equity transactions ....................     93,211     --   13,963,959    7,003,178
                                                        --------    ---   ----------   ----------

Net change in contract owners' equity ...............    100,992     --   18,949,131    7,311,323
Contract owners' equity beginning
   of period ........................................         --     --   16,985,297    9,673,974
                                                        --------    ---   ----------   ----------
Contract owners' equity end of period ...............   $100,992     --   35,934,428   16,985,297
                                                        ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..................................         --     --    1,646,805      972,675
                                                        --------    ---   ----------   ----------
   Units purchased ..................................      9,442     --    1,984,137      903,714
   Units redeemed ...................................     (1,063)    --     (865,852)    (229,584)
                                                        --------    ---   ----------   ----------
   Ending units .....................................      8,379     --    2,765,090    1,646,805
                                                        ========    ===   ==========   ==========

                                                               FedQualBd                  FidVIPEIS
                                                        -----------------------   -------------------------
                                                           2003         2002          2003         2002
                                                        ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .....................    2,669,355    1,853,326     1,121,883       808,915
   Realized gain (loss) on investments ..............    1,174,368    1,131,663    (4,800,486)   (1,883,970)
   Change in unrealized gain (loss)
      on investments ................................     (290,377)   2,669,302    24,626,814   (12,798,194)
   Reinvested capital gains .........................           --      749,114            --     1,313,313
                                                        ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........    3,553,346    6,403,405    20,948,211   (12,559,936)
                                                        ----------   ----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................   15,133,881   18,658,214    13,598,853    15,445,210
   Transfers between funds ..........................   (5,601,820)  10,101,606      (678,612)   21,606,404
   Surrenders (note 6) ..............................   (2,568,284)  (1,325,764)  (10,123,705)   (5,446,667)
   Death benefits (note 4) ..........................     (245,549)    (195,925)      (70,450)      (67,369)
   Net policy repayments (loans) (note 5) ...........     (175,480)    (134,139)      619,515    (1,211,131)
   Deductions for surrender charges (note 2d) .......      (90,034)     (87,591)     (354,897)     (359,851)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................   (3,385,659)  (3,033,302)   (4,570,361)   (4,338,313)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................      (77,962)     (52,873)     (146,122)     (127,852)
      MSP contracts .................................       (3,430)      (2,037)       (6,653)       (7,340)
      SL contracts ..................................      (57,595)     (29,757)      (22,179)      (16,311)
                                                        ----------   ----------   -----------   -----------
         Net equity transactions ....................    2,928,068   23,898,432    (1,754,611)   25,476,780
                                                        ----------   ----------   -----------   -----------
Net change in contract owners' equity ...............    6,481,414   30,301,837    19,193,600    12,916,844
Contract owners' equity beginning
   of period ........................................   77,643,757   47,341,920    67,324,279    54,407,435
                                                        ----------   ----------   -----------   -----------
Contract owners' equity end of period ...............   84,125,171   77,643,757    86,517,879    67,324,279
                                                        ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..................................    6,075,274    4,041,811     7,162,706     4,738,152
                                                        ----------   ----------   -----------   -----------
   Units purchased ..................................    2,424,791    2,687,269     2,301,580     3,762,318
   Units redeemed ...................................   (2,196,644)    (653,806)   (2,428,828)   (1,337,764)
                                                        ----------   ----------   -----------   -----------
   Ending units .....................................    6,303,421    6,075,274     7,035,458     7,162,706
                                                        ==========   ==========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                 FidVIPGrS                  FidVIPHIS
                                                        --------------------------   -----------------------
                                                            2003           2002         2003         2002
                                                        ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .....................   $     26,150        (1,878)   1,514,749    1,636,877
   Realized gain (loss) on investments ..............    (10,015,356)  (14,458,908)  (1,308,653)  (2,397,044)
   Change in unrealized gain (loss)
      on investments ................................     35,886,353   (16,486,471)   5,412,898    1,427,374
   Reinvested capital gains .........................             --            --           --           --
                                                        ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........     25,897,147   (30,947,257)   5,618,994      667,207
                                                        ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................     16,165,889    21,391,751    2,593,182    2,844,820
   Transfers between funds ..........................      4,045,023    (2,032,736)   1,044,670    3,345,708
   Surrenders (note 6) ..............................     (3,187,880)   (5,206,212)  (1,028,375)    (887,461)
   Death benefits (note 4) ..........................        (38,946)     (119,489)      (8,171)     (36,601)
   Net policy repayments (loans) (note 5) ...........       (490,480)     (281,790)    (294,719)     (30,274)
   Deductions for surrender charges (note 2d) .......       (111,755)     (343,965)     (36,051)     (58,633)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................     (6,548,033)   (7,134,458)  (1,290,720)  (1,052,089)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................       (202,212)     (199,244)     (44,804)     (29,561)
      MSP contracts .................................         (7,877)       (9,408)      (2,183)      (1,976)
      SL contracts ..................................        (30,240)      (26,704)      (6,530)      (4,445)
                                                        ------------   -----------   ----------   ----------
         Net equity transactions ....................      9,593,489     6,037,745      926,299    4,089,488
                                                        ------------   -----------   ----------   ----------

Net change in contract owners' equity ...............     35,490,636   (24,909,512)   6,545,293    4,756,695
Contract owners' equity beginning
   of period ........................................     75,616,692   100,526,204   20,450,086   15,693,391
                                                        ------------   -----------   ----------   ----------
Contract owners' equity end of period ...............   $111,107,328    75,616,692   26,995,379   20,450,086
                                                        ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..................................      8,611,026     8,121,573    2,864,859    2,276,487
                                                        ------------   -----------   ----------   ----------
   Units purchased ..................................      3,892,753     2,555,633    1,072,376      918,322
   Units redeemed ...................................     (2,611,859)   (2,066,180)  (1,028,026)    (329,950)
                                                        ------------   -----------   ----------   ----------
   Ending units .....................................      9,891,920     8,611,026    2,909,209    2,864,859
                                                        ============   ===========   ==========   ==========

                                                               FidVIPOvS                 FidVIPConS
                                                        -----------------------   -----------------------
                                                           2003         2002         2003         2002
                                                        ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .....................      135,021       85,746      122,417      316,174
   Realized gain (loss) on investments ..............    7,076,659   (3,204,525)  (3,299,422)  (3,079,747)
   Change in unrealized gain (loss)
      on investments ................................    5,539,950   (1,355,909)  23,252,143   (3,098,925)
   Reinvested capital gains .........................           --           --           --           --
                                                        ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........   12,751,630   (4,474,688)  20,075,138   (5,862,498)
                                                        ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................    6,441,989    6,087,719   13,452,331   12,974,474
   Transfers between funds ..........................   (7,049,489)   3,102,344   14,597,101    5,512,356
   Surrenders (note 6) ..............................   (1,918,601)  (1,715,388)  (3,127,918)  (3,283,106)
   Death benefits (note 4) ..........................       (7,361)     (84,623)     (57,881)     (94,985)
   Net policy repayments (loans) (note 5) ...........     (342,607)     (65,632)     (39,547)    (357,278)
   Deductions for surrender charges (note 2d) .......      (67,259)    (113,332)    (109,653)    (216,909)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................   (1,499,215)  (1,288,792)  (5,280,214)  (5,078,266)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................      (39,163)     (33,794)    (189,880)    (168,005)
      MSP contracts .................................       (1,297)      (1,350)      (4,782)      (4,677)
      SL contracts ..................................      (18,660)     (11,416)     (26,628)     (21,552)
                                                        ----------   ----------   ----------   ----------
         Net equity transactions ....................   (4,501,663)   5,875,736   19,212,929    9,262,052
                                                        ----------   ----------   ----------   ----------

Net change in contract owners' equity ...............    8,249,967    1,401,048   39,288,067    3,399,554
Contract owners' equity beginning
   of period ........................................   21,945,750   20,544,702   56,889,026   53,489,472
                                                        ----------   ----------   ----------   ----------
Contract owners' equity end of period ...............   30,195,717   21,945,750   96,177,093   56,889,026
                                                        ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..................................    3,000,646    2,228,941    5,021,480    4,263,966
                                                        ----------   ----------   ----------   ----------
   Units purchased ..................................    2,550,722    1,180,046    3,535,066    1,552,123
   Units redeemed ...................................   (2,672,782)    (408,341)  (1,600,094)    (794,609)
                                                        ----------   ----------   ----------   ----------
   Ending units .....................................    2,878,586    3,000,646    6,956,452    5,021,480
                                                        ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         FidVIPInvGrB          FidVIPGrOPS
                                                       ---------------   -----------------------
                                                         2003     2002      2003         2002
                                                       --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ....................   $     (9)   --        66,211      106,996
   Realized gain (loss) on investments .............     (1,044)   --    (1,182,616)  (2,686,961)
   Change in unrealized gain (loss) on
      investments ..................................     11,193    --     4,646,657   (1,001,774)
   Reinvested capital gains ........................         --    --            --           --
                                                       --------   ---    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     10,140    --     3,530,252   (3,581,739)
                                                       --------   ---    ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     52,310    --     2,522,608    3,341,705
   Transfers between funds .........................    653,876    --       115,567   (1,216,783)
   Surrenders (note 6) .............................       (648)   --      (541,985)    (695,078)
   Death benefits (note 4) .........................         --    --       (21,638)     (45,894)
   Net policy repayments (loans) (note 5) ..........     (7,733)   --      (106,127)     (71,207)
   Deductions for surrender charges (note 2d) ......        (23)   --       (19,000)     (45,922)
   Redemptions to pay cost of insurance charges and
      administrative charges (notes 2b and 2c) .....    (14,942)   --    (1,032,932)  (1,246,242)
   Asset charges (note 3) :
      FPVUL & VEL contracts ........................       (521)   --       (40,656)     (39,712)
      MSP contracts ................................         (1)   --        (1,689)      (2,127)
      SL contracts .................................        (34)   --        (6,191)      (5,381)
                                                       --------   ---    ----------   ----------
         Net equity transactions ...................    682,284    --       867,957      (26,641)
                                                       --------   ---    ----------   ----------
Net change in contract owners' equity ..............    692,424    --     4,398,209   (3,608,380)
Contract owners' equity beginning of period ........         --    --    11,288,845   14,897,225
                                                       --------   ---    ----------   ----------
Contract owners' equity end of period ..............   $692,424    --    15,687,054   11,288,845
                                                       ========   ===    ==========   ==========


CHANGES IN UNITS:
   Beginning units .................................         --    --     1,624,590    1,683,078
                                                       --------   ---    ----------   ----------
   Units purchased .................................     70,136    --       576,401      451,771
   Units redeemed ..................................     (2,369)   --      (467,818)    (510,259)
                                                       --------   ---    ----------   ----------
   Ending units ....................................     67,767    --     1,733,173    1,624,590
                                                       ========   ===    ==========   ==========

                                                          FidVIPMCap          FidVIPValStS
                                                       ----------------   -------------------
                                                          2003     2002      2003       2002
                                                       ---------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ....................         (27)   --       (1,461)       (2)
   Realized gain (loss) on investments .............      82,221    --      287,369   (11,066)
   Change in unrealized gain (loss) on
      investments ..................................      98,757    --      365,472    (7,233)
   Reinvested capital gains ........................          --    --       25,908        --
                                                       ---------   ---    ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     180,951    --      677,288   (18,301)
                                                       ---------   ---    ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     125,191    --      393,487    25,882
   Transfers between funds .........................   1,130,175    --    3,393,887   162,479
   Surrenders (note 6) .............................      (6,389)   --      (89,905)   (5,409)
   Death benefits (note 4) .........................          --    --           --        --
   Net policy repayments (loans) (note 5) ..........         547    --       (8,493)   (2,006)
   Deductions for surrender charges (note 2d) ......        (224)   --       (3,152)     (357)
   Redemptions to pay cost of insurance charges and
      administrative charges (notes 2b and 2c) .....     (25,008)   --     (137,136)   (8,123)
   Asset charges (note 3) :
      FPVUL & VEL contracts ........................        (953)   --       (4,930)     (263)
      MSP contracts ................................         (20)   --         (219)       (7)
      SL contracts .................................        (216)   --         (332)      (15)
                                                       ---------   ---    ---------   -------
         Net equity transactions ...................   1,223,103    --    3,543,207   172,181
                                                       ---------   ---    ---------   -------
Net change in contract owners' equity ..............   1,404,054    --    4,220,495   153,880
Contract owners' equity beginning of period ........          --    --      153,880        --
                                                       ---------   ---    ---------   -------
Contract owners' equity end of period ..............   1,404,054    --    4,374,375   153,880
                                                       =========   ===    =========   =======

CHANGES IN UNITS:
   Beginning units .................................          --    --       20,494        --
                                                       ---------   ---    ---------   -------
   Units purchased .................................     102,276    --      377,272    22,001
   Units redeemed ..................................      (2,594)   --      (28,117)   (1,507)
                                                       ---------   ---    ---------   -------
   Ending units ....................................      99,682    --      369,649    20,494
                                                       =========   ===    =========   =======


NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           FTVIPFRDiv       FTVIPSmCpVal        FTVIPFS             FTVIPFS2
                                                       -----------------   --------------   ----------------   -------------------
                                                          2003      2002     2003    2002      2003     2002      2003       2002
                                                       ----------   ----   -------   ----   ---------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ....................   $    3,679    --        (21)   --        1,295    --       52,295       (66)
   Realized gain (loss) on investments .............       16,359    --     44,531    --       56,954    --      127,796     3,784
   Change in unrealized gain (loss) on
      investments ..................................      177,883    --     45,044    --       77,270    --    1,180,204     1,036
   Reinvested capital gains ........................       11,381    --         --    --           --    --           --        --
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      209,302    --     89,554    --      135,519    --    1,360,295     4,754
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      255,396    --    133,840    --      154,942    --      889,757         7
   Transfers between funds .........................    2,304,502    --    425,151    --      971,236    --    5,672,154   135,238
   Surrenders (note 6) .............................       (6,889)   --       (203)   --      (13,074)   --         (278)       --
   Death benefits (note 4) .........................           --    --         --    --           --    --           --        --
   Net policy repayments (loans) (note 5) ..........       (3,187)   --         --    --       (1,863)   --         (169)       --
   Deductions for surrender charges (note 2d) ......         (241)   --         (7)   --         (458)   --          (10)       --
   Redemptions to pay cost of insurance charges and
      administrative charges (notes 2b and 2c) .....      (48,849)   --    (13,992)   --      (19,086)   --      (87,200)     (570)
   Asset charges (note 3) :
      FPVUL & VEL contracts ........................       (1,909)   --       (485)   --         (942)   --           --        --
      MSP contracts ................................          (27)   --         --    --          (21)   --           --        --
      SL contracts .................................         (432)   --        (67)   --          (42)   --           --        --
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
         Net equity transactions ...................    2,498,364    --    544,237    --    1,090,692    --    6,474,254   134,675
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
Net change in contract owners' equity ..............    2,707,666    --    633,791    --    1,226,211    --    7,834,549   139,429
Contract owners' equity beginning of period ........           --    --         --    --           --    --      139,429        --
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
Contract owners' equity end of period ..............   $2,707,666    --    633,791    --    1,226,211    --    7,973,978   139,429
                                                       ==========   ---    =======   ---    =========   ===    =========   =======

CHANGES IN UNITS:
   Beginning units .................................           --    --         --    --           --    --       14,717        --
                                                       ----------   ---    -------   ---    ---------          ---------   -------
   Units purchased .................................      225,681    --     48,623    --       95,303    --      765,651    14,776
   Units redeemed ..................................       (5,662)   --     (1,174)   --       (2,892)   --     (142,335)      (59)
                                                       ----------   ---    -------   ---    ---------          ---------   -------
   Ending units ....................................      220,019    --     47,449    --       92,411    --      638,033    14,717
                                                       ==========   ===    =======   ===    =========          =========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           GVITEmMrkts             GVITGIFin
                                                    ----------------------   -------------------
                                                       2003         2002        2003       2002
                                                    ----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) .................   $   15,636       2,178       8,689        12
   Realized gain (loss) on investments ..........      604,619    (208,680)     31,051     1,459
   Change in unrealized gain (loss)
      on investments ............................    1,096,247     (69,648)     88,676    (2,770)
   Reinvested capital gains .....................           --          --     220,655        --
                                                    ----------   ---------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,716,502    (276,150)    349,071    (1,299)
                                                    ----------   ---------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      739,518     358,607     216,607    11,120
   Transfers between funds ......................    3,659,985     449,980   1,782,009   128,508
   Surrenders (note 6) ..........................     (148,410)    (91,560)    (39,741)     (676)
   Death benefits (note 4) ......................      (21,757)        (32)         --        --
   Net policy repayments (loans) (note 5) .......      (16,541)    (12,764)        (20)       52
   Deductions for surrender charges (note 2d) ...       (5,203)     (6,049)     (1,393)      (45)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (215,304)   (121,146)    (49,302)   (1,871)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (7,043)     (3,530)     (1,839)      (61)
      MSP contracts .............................          (23)        (22)         --        --
      SL contracts ..............................       (1,065)       (882)       (586)       (9)
                                                    ----------   ---------   ---------   -------
         Net equity transactions ................    3,984,157     572,602   1,905,735   137,018
                                                    ----------   ---------   ---------   -------
Net change in contract owners' equity ...........    5,700,659     296,452   2,254,806   135,719
Contract owners' equity beginning
   of period ....................................    1,328,658   1,032,206     135,719        --
                                                    ----------   ---------   ---------   -------
Contract owners' equity end of period ...........   $7,029,317   1,328,658   2,390,525   135,719
                                                    ==========   =========   =========   =======
CHANGES IN UNITS:
   Beginning units ..............................      189,897     124,968      15,666        --
                                                    ----------   ---------   ---------   -------
   Units purchased ..............................      463,182     110,858     187,771    15,968
   Units redeemed ...............................      (42,923)    (45,929)     (8,038)     (302)
                                                    ----------   ---------   ---------   -------
   Ending units .................................      610,156     189,897     195,399    15,666
                                                    ==========   =========   =========   =======

                                                         GVITGIHlth              GVITGITech
                                                    -------------------   ---------------------
                                                       2003       2002       2003        2002
                                                    ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) .................      (1,406)       (3)     (3,687)      7,699
   Realized gain (loss) on investments ..........     163,482    (9,448)    186,217    (557,839)
   Change in unrealized gain (loss)
      on investments ............................    (124,144)   (4,801)    902,402    (182,901)
   Reinvested capital gains .....................     300,747        --          --          --
                                                    ---------   -------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     338,679   (14,252)  1,084,932    (733,041)
                                                    ---------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     417,000    38,058     761,660     424,481
   Transfers between funds ......................   1,976,395   200,673   3,126,107     551,212
   Surrenders (note 6) ..........................     (35,257)     (958)    (85,018)    (51,241)
   Death benefits (note 4) ......................          --        --      (3,024)        (77)
   Net policy repayments (loans) (note 5) .......     (11,959)      729     (41,081)     (6,795)
   Deductions for surrender charges (note 2d) ...      (1,236)      (63)     (2,980)     (3,385)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (93,935)  (15,552)   (205,903)   (126,953)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (2,766)     (583)     (7,143)     (3,768)
      MSP contracts .............................          (1)       (3)       (273)       (104)
      SL contracts ..............................        (856)      (94)       (738)       (391)
                                                    ---------   -------   ---------   ---------
         Net equity transactions ................   2,247,385   222,207   3,541,607     782,979
                                                    ---------   -------   ---------   ---------
Net change in contract owners' equity ...........   2,586,064   207,955   4,626,539      49,938
Contract owners' equity beginning
   of period ....................................     207,955        --   1,233,804   1,183,866
                                                    ---------   -------   ---------   ---------
Contract owners' equity end of period ...........   2,794,019   207,955   5,860,343   1,233,804
                                                    =========   =======   =========   =========
CHANGES IN UNITS:
   Beginning units ..............................      24,935        --     626,247     343,645
                                                    ---------   -------   ---------   ---------
   Units purchased ..............................     241,486    26,970   1,505,198     395,082
   Units redeemed ...............................     (20,922)   (2,035)   (208,008)   (112,480)
                                                    ---------   -------   ---------   ---------
   Ending units .................................     245,499    24,935   1,923,437     626,247
                                                    =========   =======   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         GVITGlUtl               GVITGvtBd
                                                     -----------------   -------------------------
                                                       2003      2002        2003          2002
                                                     --------   ------   -----------   -----------
Investment activity:
   Net investment income (loss) ..................   $  2,620      210     6,332,442     7,334,221
   Realized gain (loss) on investments ...........     34,410    1,070     4,746,922     2,614,575
   Change in unrealized gain (loss)
      on investments .............................     52,291    3,459    (7,366,374)    5,859,046
   Reinvested capital gains ......................         --       --       303,327     1,687,818
                                                     --------   ------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     89,321    4,739     4,016,317    17,495,660
                                                     --------   ------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    105,327    1,181    35,042,205    37,748,208
   Transfers between funds .......................    622,122   90,509   (56,638,431)   62,139,131
   Surrenders (note 6) ...........................    (39,275)     (58)  (30,026,562)  (10,847,917)
   Death benefits (note 4) .......................         --       --      (100,750)     (278,238)
   Net policy repayments (loans) (note 5) ........        583       --     1,461,543    (2,010,932)
   Deductions for surrender charges (note 2d) ....     (1,377)      --    (1,052,613)     (716,702)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................    (22,481)  (1,572)   (7,496,293)   (6,195,100)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................       (739)      --      (132,496)      (98,377)
      MSP contracts ..............................         --       --       (21,841)      (17,572)
      SL contracts ...............................       (175)      --       (71,479)      (38,718)
                                                     --------   ------   -----------   -----------
         Net equity transactions .................    663,985   90,060   (59,036,717)   79,683,783
                                                     --------   ------   -----------   -----------
Net change in contract owners' equity ............    753,306   94,799   (55,020,400)   97,179,443
Contract owners' equity beginning
   of period .....................................     94,799       --   216,240,237   119,060,794
                                                     --------   ------   -----------   -----------
Contract owners' equity end of period ............   $848,105   94,799   161,219,837   216,240,237
                                                     ========   ======   ===========   ===========
CHANGES IN UNITS:
   Beginning units ...............................     10,923       --    15,832,361     9,568,683
                                                     --------   ------   -----------   -----------
   Units purchased ...............................     78,954   11,104     6,612,175     8,719,423
   Units redeemed ................................    (11,010)    (181)  (10,705,279)   (2,455,745)
                                                     --------   ------   -----------   -----------
   Ending units ..................................     78,867   10,923    11,739,257    15,832,361
                                                     ========   ======   ===========   ===========

                                                            GVITGrowth                GVITIDAgg
                                                     -----------------------   ---------------------
                                                         2003         2002        2003        2002
                                                     ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................       (2,134)      (5,466)     48,954       5,823
   Realized gain (loss) on investments ...........   (7,260,407)  (3,214,096)    181,388     (68,431)
   Change in unrealized gain (loss)
      on investments .............................   11,255,445   (1,401,337)    715,206      (6,754)
   Reinvested capital gains ......................           --           --      71,466          48
                                                     ----------   ----------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    3,992,904   (4,620,899)  1,017,014     (69,314)
                                                     ----------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    3,574,930    4,421,369   2,494,286     356,263
   Transfers between funds .......................     (166,732)    (473,530)  2,048,043   1,165,432
   Surrenders (note 6) ...........................   (2,673,167)    (740,519)    (58,372)     (4,027)
   Death benefits (note 4) .......................      (17,888)     (30,389)        (70)         --
   Net policy repayments (loans) (note 5) ........       13,728      (36,609)    (23,098)        955
   Deductions for surrender charges (note 2d) ....      (93,711)     (48,925)     (2,046)       (266)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................   (1,614,232)  (1,770,278)   (350,260)    (85,654)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................      (55,080)     (53,371)    (11,964)     (2,163)
      MSP contracts ..............................       (2,472)      (2,888)        (92)         --
      SL contracts ...............................       (5,433)      (5,006)       (741)       (355)
                                                     ----------   ----------   ---------   ---------
         Net equity transactions .................   (1,040,057)   1,259,854   4,095,686   1,430,185
                                                     ----------   ----------   ---------   ---------
Net change in contract owners' equity ............    2,952,847   (3,361,045)  5,112,700   1,360,871
Contract owners' equity beginning
   of period .....................................   11,948,427   15,309,472   1,360,871          --
                                                     ----------   ----------   ---------   ---------
Contract owners' equity end of period ............   14,901,274   11,948,427   6,473,571   1,360,871
                                                     ==========   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units ...............................    2,437,525    2,226,501     163,357          --
                                                     ----------   ----------   ---------   ---------
   Units purchased ...............................      860,919      893,891     477,178     174,703
   Units redeemed ................................   (1,076,072)    (682,867)    (51,091)    (11,346)
                                                     ----------   ----------   ---------   ---------
   Ending units ..................................    2,222,372    2,437,525     589,444     163,357
                                                     ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           GVITIDCon                GVITIDMod
                                                    ----------------------   ----------------------
                                                       2003         2002        2003         2002
                                                    ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) .................   $   83,758      22,434      173,050      29,855
   Realized gain (loss) on investments ..........       14,703      (2,457)      22,099     (75,739)
   Change in unrealized gain (loss)
      on investments ............................      161,113      (7,246)   1,669,089     (11,572)
   Reinvested capital gains .....................       18,585       1,006        6,002       2,904
                                                    ----------   ---------   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      278,159      13,737    1,870,240     (54,552)
                                                    ----------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      936,911     146,738    3,619,210     720,599
   Transfers between funds ......................    2,045,025   2,009,387    8,212,652   3,358,083
   Surrenders (note 6) ..........................      (35,948)    (11,026)    (253,774)   (136,681)
   Death benefits (note 4) ......................      (21,942)        (30)         (30)         --
   Net policy repayments (loans) (note 5) .......      (16,162)         --      (80,776)      9,644
   Deductions for surrender charges (note 2d) ...       (1,260)       (729)      (8,896)     (9,030)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (303,132)    (52,942)    (901,469)   (159,369)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (7,634)     (1,611)     (29,616)     (5,365)
      MSP contracts .............................       (1,553)       (192)      (1,348)       (304)
      SL contracts ..............................       (1,957)       (362)      (4,559)       (277)
                                                    ----------   ---------   ----------   ---------
         Net equity transactions ................    2,592,348   2,089,233   10,551,394   3,777,300
                                                    ----------   ---------   ----------   ---------

Net change in contract owners' equity ...........    2,870,507   2,102,970   12,421,634   3,722,748
Contract owners' equity beginning
   of period ....................................    2,102,970          --    3,722,748          --
                                                    ----------   ---------   ----------   ---------
Contract owners'equity end of period ............   $4,973,477   2,102,970   16,144,382   3,722,748
                                                    ==========   =========   ==========   =========
CHANGES IN UNITS:
   Beginning units ..............................      209,267          --      407,326          --
                                                    ----------   ---------  -----------   ---------
   Units purchased ..............................      289,466     216,022    1,194,515     435,189
   Units redeemed ...............................      (40,004)     (6,755)    (130,206)    (27,863)
                                                    ----------   ---------   ----------   ---------
   Ending units .................................      458,729     209,267    1,471,635     407,326
                                                    ==========   =========   ==========   =========

                                                         GVITIDModAgg             GVITIDModCon
                                                    ----------------------   ---------------------
                                                       2003         2002        2003        2002
                                                    ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .................      134,816      17,703     143,311      38,686
   Realized gain (loss) on investments ..........      130,031     (55,749)     47,748     (16,140)
   Change in unrealized gain (loss)
      on investments ............................    2,253,214     (64,260)    677,003     (16,778)
   Reinvested capital gains .....................           --       5,036      14,290       4,544
                                                    ----------   ---------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    2,518,061     (97,270)    882,352      10,312
                                                    ----------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    3,913,779     700,167   2,460,009     630,127
   Transfers between funds ......................    7,209,340   3,021,509   2,128,280   3,553,672
   Surrenders (note 6) ..........................      (76,496)     (4,601)    (87,575)     (2,690)
   Death benefits (note 4) ......................         (100)         --     (22,472)         --
   Net policy repayments (loans) (note 5) .......       25,879        (413)     15,603     (16,299)
   Deductions for surrender charges (note 2d) ...       (2,682)       (304)     (3,070)       (178)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (952,652)   (166,058)   (494,051)    (84,043)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (27,625)     (3,730)    (14,993)     (2,422)
      MSP contracts .............................       (2,517)       (611)     (1,950)       (398)
      SL contracts ..............................       (2,677)       (513)     (6,010)     (1,515)
                                                    ----------   ---------   ---------   ---------
         Net equity transactions ................   10,084,249   3,545,446   3,973,771   4,076,254
                                                    ----------   ---------   ---------   ---------

Net change in contract owners' equity ...........   12,602,310   3,448,176   4,856,123   4,086,566
Contract owners' equity beginning
   of period ....................................    3,448,176          --   4,086,566          --
                                                    ----------   ---------   ---------   ---------
Contract owners' equity end of period ...........   16,050,486   3,448,176   8,942,689   4,086,566
                                                    ==========   =========   =========   =========
CHANGES IN UNITS:
   Beginning units ..............................      396,964          --     423,829          --
                                                    ----------   ---------   ---------   ---------
   Units purchased ..............................    1,179,488     432,613     476,737     435,080
   Units redeemed ...............................     (117,140)    (35,649)    (84,737)    (11,251)
                                                    ----------   ---------   ---------   ---------
   Ending units .................................    1,459,312     396,964     815,829     423,829
                                                    ==========   =========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         GVITIntGro                  GVITMyMkt
                                                    --------------------   ---------------------------
                                                       2003       2002         2003           2002
                                                    ----------   -------   ------------   ------------
Investment activity:
   Net investment income (loss) .................   $   (1,304)     (581)     1,171,193      4,741,967
   Realized gain (loss) on investments ..........      287,832    79,857             --             --
   Change in unrealized gain (loss)
      on investments ............................      217,181    (2,225)            --             --
   Reinvested capital gains .....................           --        --             --             --
                                                    ----------   -------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      503,709    77,051      1,171,193      4,741,967
                                                    ----------   -------   ------------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      376,773   171,780     97,467,249    371,129,756
   Transfers between funds ......................      978,646   158,443   (114,357,039)  (549,682,062)
   Surrenders (note 6) ..........................      (74,725)   (6,347)   (55,824,565)   (36,721,805)
   Death benefits (note 4) ......................         (132)       (5)      (379,114)      (256,848)
   Net policy repayments (loans) (note 5) .......        7,411      (794)     2,863,684     (9,505,772)
   Deductions for surrender charges (note 2d) ...       (2,620)     (419)    (1,956,990)    (2,426,141)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (378,411)  (37,594)   (12,868,661)   (22,470,239)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (2,606)   (1,162)      (488,660)      (473,013)
      MSP contracts .............................           (7)       (3)       (24,579)       (28,941)
      SL contracts ..............................         (171)     (139)       (96,167)       (99,128)
                                                    ----------   -------   ------------   ------------
         Net equity transactions ................      904,158   283,760    (85,664,842)  (250,534,193)
                                                    ----------   -------   ------------   ------------

Net change in contract owners' equity ...........    1,407,867   360,811    (84,493,649)  (245,792,226)
Contract owners' equity beginning
   of period ....................................      643,696   282,885    250,677,064    496,469,290
                                                    ----------   -------   ------------   ------------
Contract owners' equity end of period ...........   $2,051,563   643,696    166,183,415    250,677,064
                                                    ==========   =======   ============   ============
CHANGES IN UNITS:
   Beginning units ..............................      128,905    42,921     20,878,155     42,392,789
                                                    ----------   -------   ------------   ------------
   Units purchased ..............................      190,940    94,147     10,462,793     32,412,285
   Units redeemed ...............................      (16,934)   (8,163)   (17,508,918)   (53,926,919)
                                                    ----------   -------   ------------   ------------
   Ending units .................................      302,911   128,905     13,832,030     20,878,155
                                                    ==========   =======   ============   ============

                                                            GVITMyMkt5                GVITLead
                                                    --------------------------   -----------------
                                                        2003           2002        2003      2002
                                                    ------------   -----------   -------   -------
Investment activity:
   Net investment income (loss) .................      1,311,594       281,257       285       754
   Realized gain (loss) on investments ..........             --            --    66,863    (6,216)
   Change in unrealized gain (loss)
      on investments ............................             --            --    18,296    (5,890)
   Reinvested capital gains .....................             --            --        --        --
                                                    ------------   -----------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      1,311,594       281,257    85,444   (11,352)
                                                    ------------   -----------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    192,507,440     7,651,281    85,026    10,364
   Transfers between funds ......................   (101,290,021)  256,347,770    94,719   136,036
   Surrenders (note 6) ..........................    (61,768,748)      (15,658)   (5,325)     (837)
   Death benefits (note 4) ......................        (89,736)           --       (19)       --
   Net policy repayments (loans) (note 5) .......      1,132,304        73,925    (6,100)      363
   Deductions for surrender charges (note 2d) ...     (2,165,370)       (1,035)     (187)      (55)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (7,335,911)     (783,607)  (16,243)   (5,842)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................             --            --      (718)     (261)
      MSP contracts .............................             --            --        --        --
      SL contracts ..............................             --            --       (17)      (15)
                                                    ------------   -----------   -------   -------
         Net equity transactions ................     20,989,958   263,272,676   151,136   139,753
                                                    ------------   -----------   -------   -------

Net change in contract owners' equity ...........     22,301,552   263,553,933   236,580   128,401
Contract owners' equity beginning
   of period ....................................    263,553,933            --   128,401        --
                                                    ------------   -----------   -------   -------
Contract owners' equity end of period ...........    285,855,485   263,553,933   364,981   128,401
                                                    ============   ===========   =======   =======
CHANGES IN UNITS:
   Beginning units ..............................     26,310,238            --    15,191        --
                                                    ------------   -----------   -------   -------
   Units purchased ..............................     29,358,050    26,390,825    23,642    15,901
   Units redeemed ...............................    (27,258,836)      (80,587)   (4,358)     (710)
                                                    ------------   -----------   -------   -------
   Ending units .................................     28,409,452    26,310,238    34,475    15,191
                                                    ============   ===========   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            NWGVITStrVal               GVITSmCapGr
                                                       ----------------------   -----------------------
                                                          2003         2002        2003         2002
                                                       ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ....................   $     (796)     (1,320)     (18,206)     (13,889)
   Realized gain (loss) on investments .............     (149,477)   (294,852)   2,099,998   (4,145,599)
   Change in unrealized gain (loss)
      on investments ...............................      709,462    (309,132)   2,410,575     (777,242)
   Reinvested capital gains ........................           --          --           --           --
                                                       ----------   ---------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      559,189    (605,304)   4,492,367   (4,936,730)
                                                       ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      129,319     180,856    3,843,574    3,355,003
   Transfers between funds .........................       98,035     145,080    3,039,194    4,195,392
   Surrenders (note 6) .............................     (567,140)   (125,218)    (803,743)    (588,945)
   Death benefits (note 4) .........................         (208)     (3,004)      (1,348)     (11,194)
   Net policy repayments (loans) (note 5) ..........       (8,467)    (23,933)     (65,073)     (41,285)
   Deductions for surrender charges (note 2d) ......      (19,882)     (8,273)     (28,176)     (38,910)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (79,591)    (93,712)  (1,984,001)    (909,598)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (3,104)     (3,569)     (33,684)     (26,549)
      MSP contracts ................................         (444)       (456)        (548)        (788)
      SL contracts .................................         (474)       (512)      (9,095)      (5,754)
                                                       ----------   ---------   ----------   ----------
         Net equity transactions ...................     (451,956)     67,259    3,957,100    5,927,372
                                                       ----------   ---------   ----------   ----------

Net change in contract owners' equity ..............      107,233    (538,045)   8,449,467      990,642
Contract owners' equity beginning
   of period .......................................    1,514,852   2,052,897   11,395,584   10,404,942
                                                       ----------   ---------   ----------   ----------
Contract owners' equity end of period ..............   $1,622,085   1,514,852   19,845,051   11,395,584
                                                       ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      202,694     205,945    1,119,506      680,832
                                                       ----------   ---------   ----------   ----------
   Units purchased .................................       57,324      53,753      574,317      572,771
   Units redeemed ..................................     (103,607)    (57,004)    (240,102)    (134,097)
                                                       ----------   ---------   ----------   ----------
   Ending units ....................................      156,411     202,694    1,453,721    1,119,506
                                                       ==========   =========   ==========   ==========

                                                              GVITSmCapVal               GVITSmComp
                                                       ------------------------   ------------------------
                                                          2003          2002         2003          2002
                                                       ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ....................      (87,482)      (61,347)    (143,671)     (103,701)
   Realized gain (loss) on investments .............   (3,331,739)   (2,200,894)  (1,256,885)   (2,816,078)
   Change in unrealized gain (loss)
      on investments ...............................   30,637,626   (15,654,025)  24,310,071    (7,122,789)
   Reinvested capital gains ........................           --     1,237,982           --            --
                                                       ----------   -----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   27,218,405   (16,678,284)  22,909,515   (10,042,568)
                                                       ----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................   10,964,969    14,008,388   11,486,749    15,407,863
   Transfers between funds .........................    3,526,726    12,145,585    3,805,259     5,296,956
   Surrenders (note 6) .............................   (3,697,081)   (1,873,812)  (3,898,963)   (1,325,220)
   Death benefits (note 4) .........................      (38,805)      (91,415)     (36,812)     (116,858)
   Net policy repayments (loans) (note 5) ..........    1,221,426    (1,420,340)     174,118      (553,626)
   Deductions for surrender charges (note 2d) ......     (129,605)     (123,799)    (136,682)      (87,555)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................   (3,309,967)   (3,198,085)  (3,033,241)   (2,890,107)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (114,627)      (99,851)     (89,129)      (75,237)
   MSP contracts ...................................       (3,761)       (3,814)      (2,962)       (3,007)
      SL contracts .................................      (22,315)      (16,116)     (15,599)      (12,964)
                                                       ----------   -----------   ----------   -----------
         Net equity transactions ...................    8,396,960    19,326,741    8,252,738    15,640,245
                                                       ----------   -----------   ----------   -----------

Net change in contract owners' equity ..............   35,615,365     2,648,457   31,162,253     5,597,677
Contract owners' equity beginning
   of period .......................................   44,710,049    42,061,592   49,304,733    43,707,056
                                                       ----------   -----------   ----------   -----------
Contract owners' equity end of period ..............   80,325,414    44,710,049   80,466,986    49,304,733
                                                       ==========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .................................    3,651,086     2,432,336    4,334,554     3,124,946
                                                       ----------   -----------   ----------   -----------
   Units purchased .................................    1,499,506     1,817,629    2,105,343     1,680,058
   Units redeemed ..................................     (909,157)     (598,879)  (1,273,924)     (470,450)
                                                       ----------   -----------   ----------   -----------
   Ending units ....................................    4,241,435     3,651,086    5,165,973     4,334,554
                                                       ==========   ===========   ==========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                GVITTotRt                GVITUSGro
                                                       --------------------------   -------------------
                                                           2003           2002         2003       2002
                                                       ------------   -----------   ---------   -------
Investment activity:
   Net investment income (loss) ....................   $    956,515     1,174,737      (1,851)       (9)
   Realized gain (loss) on investments .............    (17,379,807)   (4,933,376)    674,474    (4,467)
   Change in unrealized gain (loss)
      on investments ...............................     65,736,490   (23,481,195)   (163,614)  (38,689)
   Reinvested capital gains ........................             --            --     292,900        --
                                                       ------------   -----------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     49,313,198   (27,239,834)    801,909   (43,165)
                                                       ------------   -----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      7,905,976     9,319,075     501,154    29,652
   Transfers between funds .........................     23,708,643    58,351,114   3,039,266   421,915
   Surrenders (note 6) .............................     (1,831,670)   (2,387,464)   (226,805)       --
   Death benefits (note 4) .........................       (264,630)      (89,802)         --        --
   Net policy repayments (loans) (note 5) ..........       (278,604)     (223,510)     (7,359)      200
   Deductions for surrender charges (note 2d) ......        (64,211)     (157,735)     (7,951)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (5,873,435)   (5,943,849)   (159,062)   (6,430)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (148,808)     (142,363)     (6,441)     (242)
      MSP contracts ................................        (11,110)      (11,053)        (57)       (7)
      SL contracts .................................        (12,490)      (11,353)       (382)       (1)
                                                       ------------   -----------   ---------   -------
         Net equity transactions ...................     23,129,661    58,703,060   3,132,363   445,087
                                                       ------------   -----------   ---------   -------

Net change in contract owners' equity ..............     72,442,859    31,463,226   3,934,272   401,922
Contract owners' equity beginning
   of period .......................................    152,004,356   120,541,130     401,922        --
                                                       ------------   -----------   ---------   -------
Contract owners' equity end of period ..............   $224,447,215   152,004,356   4,336,194   401,922
                                                       ============   ===========   =========   =======

CHANGES IN UNITS:
   Beginning units .................................     19,713,536    12,722,718      48,858        --
                                                       ------------   -----------   ---------   -------
   Units purchased .................................      4,267,609     8,036,058     336,513    49,630
   Units redeemed ..................................     (1,046,583)   (1,045,240)    (38,488)     (772)
                                                       ------------   -----------   ---------   -------
   Ending units ....................................     22,934,562    19,713,536     346,883    48,858
                                                       ============   ===========   =========   =======

                                                              GVITWLead               GSMCV
                                                       -----------------------   -------------
                                                          2003         2002      2003    2002
                                                       ---------   -----------   ----   ------
Investment activity:
   Net investment income (loss) ....................      (2,267)      324,381     --       43
   Realized gain (loss) on investments .............    (574,965)   (8,263,222)     6     (472)
   Change in unrealized gain (loss)
      on investments ...............................   1,609,490     7,274,386     20      (20)
   Reinvested capital gains ........................          --            --     --      175
                                                       ---------   -----------    ---   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   1,032,258      (664,455)    26     (274)
                                                       ---------   -----------    ---   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     592,766     6,826,596     --    7,983
   Transfers between funds .........................    (323,570)  (34,306,437)  (763)  (6,728)
   Surrenders (note 6) .............................    (398,551)     (103,946)    --       --
   Death benefits (note 4) .........................      (1,209)       (1,496)    --       --
   Net policy repayments (loans) (note 5) ..........       6,501       (31,594)    --       --
   Deductions for surrender charges (note 2d) ......     (13,972)       (6,868)    --       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (234,093)     (442,197)   737     (981)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (10,839)      (10,930)    --       --
      MSP contracts ................................        (282)         (439)    --       --
      SL contracts .................................        (967)      (35,418)    --       --
                                                       ---------   -----------    ---   ------
         Net equity transactions ...................    (384,216)  (28,112,729)   (26)     274
                                                       ---------   -----------    ---   ------

Net change in contract owners' equity ..............     648,042   (28,777,184)    --       --
Contract owners' equity beginning
   of period .......................................   3,004,634    31,781,818     --       --
                                                       ---------   -----------    ---   ------
Contract owners' equity end of period ..............   3,652,676     3,004,634     --       --
                                                       =========   ===========    ===   ======

CHANGES IN UNITS:
   Beginning units .................................     406,549     3,271,213     --       --
                                                       ---------   -----------    ---   ------
   Units purchased .................................     122,092       759,503     77      810
   Units redeemed ..................................    (169,375)   (3,624,167)   (77)    (810)
                                                       ---------   -----------    ---   ------
   Ending units ....................................     359,266       406,549     --       --
                                                       =========   ===========    ===   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          GSVITMidCap               JPMorBal
                                                     --------------------   -----------------------
                                                         2003       2002       2003         2002
                                                     -----------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $    88,506       93      310,932      329,566
   Realized gain (loss) on investments ...........       135,995      228   (1,114,649)    (517,550)
   Change in unrealized gain (loss) on
      investments ................................     1,824,068      274    4,225,049   (1,744,993)
   Reinvested capital gains ......................       145,638       28           --           --
                                                     -----------   ------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     2,194,207      623    3,421,332   (1,932,977)
                                                     -----------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,834,204      175    4,638,871    4,529,850
   Transfers between funds .......................    13,587,697   71,979   (1,225,528)   6,234,211
   Surrenders (note 6) ...........................       (14,049)      --   (3,610,097)    (742,801)
   Death benefits (note 4) .......................            --       --      (81,014)     (28,048)
   Net policy repayments (loans) (note 5) ........        (2,677)      --      (22,644)     (45,563)
   Deductions for surrender charges (note 2d) ....          (493)      --     (126,556)     (49,076)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................      (120,489)      (3)  (1,215,631)  (1,110,055)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................            --       --      (34,976)     (28,325)
      MSP contracts ..............................            --       --       (2,676)      (2,736)
      SL contracts ...............................            --       --       (7,848)      (5,670)
                                                     -----------   ------   ----------   ----------
         Net equity transactions .................    15,284,193   72,151   (1,688,099)   8,751,787
                                                     -----------   ------   ----------   ----------

Net change in contract owners' equity ............    17,478,400   72,774    1,733,233    6,818,810
Contract owners' equity beginning of period ......        72,774       --   18,920,048   12,101,238
                                                     -----------   ------   ----------   ----------
Contract owners' equity end of period ............   $17,551,174   72,774   20,653,281   18,920,048
                                                     ===========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         7,368       --    2,162,462    1,196,199
                                                     -----------   ------   ----------   ----------
   Units purchased ...............................     1,500,451    7,368      812,892    1,161,723
   Units redeemed ................................      (120,161)      --   (1,009,406)    (195,460)
                                                     -----------   ------   ----------   ----------
   Ending units ..................................     1,387,658    7,368    1,965,948    2,162,462
                                                     ===========   ======   ==========   ==========

                                                           JanBal                  JanCapAp
                                                     ------------------    -----------------------
                                                        2003      2002        2003         2002
                                                     ---------   ------    ----------   ----------
Investment activity:
   Net investment income (loss) ..................      54,491      100        32,528       52,210
   Realized gain (loss) on investments ...........      85,307     (253)   (1,912,692)  (4,302,790)
   Change in unrealized gain (loss) on
      investments ................................     246,371     (195)    8,271,924   (1,194,674)
   Reinvested capital gains ......................          --       --            --           --
                                                     ---------   ------    ----------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ...........     386,169     (348)    6,391,760   (5,445,254)
                                                     ---------   ------    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     821,364    9,563     7,160,656    8,871,705
   Transfers between funds .......................   4,055,239      474     2,601,889     (606,807)
   Surrenders (note 6) ...........................     (87,938)      --    (1,153,173)  (1,555,176)
   Death benefits (note 4) .......................          --       --       (23,216)     (11,304)
   Net policy repayments (loans) (note 5) ........        (985)      --      (116,736)    (148,679)
   Deductions for surrender charges (note 2d) ....      (3,083)      --       (40,426)    (102,748)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................     (71,347)     114    (2,497,360)  (2,631,759)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................        (649)      --       (78,888)     (74,053)
      MSP contracts ..............................          --       --        (2,042)      (2,533)
      SL contracts ...............................        (134)      --       (11,045)     (10,399)
                                                     ---------   ------    ----------   ----------
         Net equity transactions .................   4,712,467   10,151     5,839,659    3,728,247
                                                     ---------   ------    ----------   ----------

Net change in contract owners' equity ............   5,098,636    9,803    12,231,419   (1,717,007)
Contract owners' equity beginning of period ......       9,803       --    28,913,142   30,630,149
                                                     ---------   ------    ----------   ----------
Contract owners' equity end of period ............   5,108,439    9,803    41,144,561   28,913,142
                                                     =========   ======    ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         977       --     5,364,244    4,769,570
                                                     ---------   ------    ----------   ----------
   Units purchased ...............................     487,396      981     2,562,709    1,849,367
   Units redeemed ................................     (39,293)      (4)   (1,568,119)  (1,254,693)
                                                     ---------   ------    ----------   ----------
   Ending units ..................................     449,080      977     6,358,834    5,364,244
                                                     =========   ======    ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            JanGITech                 JanIntGro
                                                    ------------------------   -----------------------
                                                        2003         2002         2003         2002
                                                    -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $    (8,866)     (10,468)     259,609      165,978
   Realized gain (loss) on investments ..........    (2,439,149)  (5,684,355)   2,408,308   (6,617,526)
   Change in unrealized gain (loss) on
      investments ...............................     7,347,499   (1,277,195)   6,998,962   (2,299,270)
   Reinvested capital gains .....................            --           --           --           --
                                                    -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     4,899,484   (6,972,018)   9,666,879   (8,750,818)
                                                    -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     3,378,471    4,426,057    5,987,682    9,446,001
   Transfers between funds ......................    (1,559,502)    (714,978)  (7,806,540)   1,204,789
   Surrenders (note 6) ..........................      (537,101)    (909,750)  (1,040,879)  (1,208,856)
   Death benefits (note 4) ......................       (10,154)     (35,202)     (39,662)     (20,896)
   Net policy repayments (loans) (note 5) .......      (142,785)      78,133      (94,748)     (47,861)
   Deductions for surrender charges (note 2d) ...       (18,829)     (60,105)     (36,489)     (79,867)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (1,174,052)  (1,372,373)  (2,024,536)  (2,358,713)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (38,787)     (37,783)     (60,533)     (61,605)
      MSP contracts .............................          (817)        (802)      (1,406)      (1,802)
      SL contracts ..............................        (6,794)      (6,122)      (8,230)      (7,993)
                                                    -----------   ----------   ----------   ----------
         Net equity transactions ................      (110,350)   1,367,075   (5,125,341)   6,863,197
                                                    -----------   ----------   ----------   ----------

Net change in contract owners' equity ...........     4,789,134   (5,604,943)   4,541,538   (1,887,621)
Contract owners' equity beginning of period .....    10,287,472   15,892,415   31,942,807   33,830,428
                                                    -----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   $15,076,606   10,287,472   36,484,345   31,942,807
                                                    ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................     4,230,880    3,857,628    6,832,396    5,358,130
                                                    -----------   ----------   ----------   ----------
   Units purchased ..............................     1,494,645    1,916,583    1,706,716    2,442,179
   Units redeemed ...............................    (1,491,337)  (1,543,331)  (2,734,099)    (967,913)
                                                    -----------   ----------   ----------   ----------
   Ending units .................................     4,234,188    4,230,880    5,805,013    6,832,396
                                                    ===========   ==========   ==========   ==========

                                                       JanRsLgCpCr          MGVITMultiSec
                                                     --------------   ------------------------
                                                       2003    2002      2003           2002
                                                      ------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) .................         29    --     1,321,565     1,326,535
   Realized gain (loss) on investments ..........        109    --     1,062,710      (519,774)
   Change in unrealized gain (loss) on
      investments ...............................      3,346    --       550,178       942,199
   Reinvested capital gains .....................         --    --            --            --
                                                      ------   ---    ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      3,484    --     2,934,453     1,748,960
                                                      ------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     22,103    --     3,695,958     7,798,773
   Transfers between funds ......................     16,103    --     1,368,926   (21,679,787)
   Surrenders (note 6) ..........................         --    --    (7,991,229)   (3,165,292)
   Death benefits (note 4) ......................         --    --       (15,509)      (34,790)
   Net policy repayments (loans) (note 5) .......         --    --       (50,134)     (136,975)
   Deductions for surrender charges (note 2d) ...         --    --      (280,141)     (209,125)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (1,326)   --      (972,724)   (1,039,094)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (37)   --       (26,096)      (18,792)
      MSP contracts .............................         --    --        (3,306)       (2,089)
      SL contracts ..............................         --    --        (4,084)      (33,668)
                                                      ------   ---    ----------   -----------
         Net equity transactions ................     36,843    --    (4,278,339)  (18,520,839)
                                                      ------   ---    ----------   -----------

Net change in contract owners' equity ...........     40,327    --    (1,343,886)  (16,771,879)
Contract owners' equity beginning of period .....         --    --    22,443,888    39,215,767
                                                      ------   ---    ----------   -----------
Contract owners' equity end of period ...........     40,327    --    21,100,002    22,443,888
                                                      ======   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ..............................         --    --     1,873,291     3,491,194
                                                      ------   ---    ----------   -----------
   Units purchased ..............................      3,396    --     1,399,580     1,268,199
   Units redeemed ...............................       (118)   --    (1,685,297)   (2,886,102)
                                                      ------   ---    ----------   -----------
   Ending units .................................      3,278    --     1,587,574     1,873,291
                                                      ======   ===    ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     MFSVITInvGrwI      MFSVITValIn         NBAMTFas             NBAMTGuard
                                                    ---------------   --------------   ----------------   -----------------------
                                                      2003     2002     2003    2002     2003     2002       2003           2002
                                                    --------   ----   -------   ----   -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $    (23)   --        (32)   --     (1,210)     (25)      95,766       70,958
   Realized gain (loss) on investments ..........      2,763    --      4,761    --     93,857        9   (2,872,414)  (1,510,550)
   Change in unrealized gain (loss)
      on investments ............................     20,062    --     24,142    --     27,859      971    6,456,331   (3,567,509)
   Reinvested capital gains .....................         --    --         --    --        311       --           --           --
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     22,802    --     28,871    --    120,817      955    3,679,683   (5,007,101)
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    185,244    --     36,952    --     45,421       44    2,582,164    2,830,397
   Transfers between funds ......................    253,790    --    208,644    --    683,040   34,956   (5,575,421)   6,311,275
   Surrenders (note 6) ..........................        (19)   --        (14)   --     (2,040)      --     (743,806)    (593,380)
   Death benefits (note 4) ......................         --    --         --    --         --       --       (7,394)     (19,798)
   Net policy repayments (loans) (note 5) .......         --    --     (7,285)   --       (114)      --     (104,624)      63,048
   Deductions for surrender charges (note 2d) ...         (1)   --         (1)   --        (71)      --      (26,075)     (39,204)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (9,922)   --      1,460    --    (14,456)    (229)    (756,478)    (892,446)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (427)   --       (431)   --       (113)      --      (26,924)     (25,529)
      MSP contracts .............................        (10)   --         --    --         --       --       (1,184)      (1,277)
      SL contracts ..............................        (10)   --        (25)   --         --       --       (4,282)      (3,604)
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
         Net equity transactions ................    428,645    --    239,300    --    711,667   34,771   (4,664,024)   7,629,482
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------

Net change in contract owners' equity ...........    451,447    --    268,171    --    832,484   35,726     (984,341)   2,622,381
Contract owners' equity beginning
   of period ....................................         --    --         --    --     35,726       --   14,922,297   12,299,916
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
Contract owners' equity end of period ...........   $451,447    --    268,171    --    868,210   35,726   13,937,956   14,922,297
                                                    ========   ===    =======   ===    =======   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         --    --         --    --      3,552       --    1,679,893      934,874
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
   Units purchased ..............................     39,860    --     23,541    --     70,587    3,579      371,872      980,080
   Units redeemed ...............................       (935)   --     (1,858)   --     (5,001)     (27)    (940,733)    (235,061)
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
   Ending units .................................     38,925    --     21,683    --     69,138    3,552    1,111,032    1,679,893
                                                    ========   ===    =======   ===    =======   ======   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTLMat               NBAMTMCGr
                                                    -----------------   ------------------------
                                                       2003       2002       2003         2002
                                                    ----------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) .................   $   38,806    --       (56,614)      (77,678)
   Realized gain (loss) on investments ..........       (5,817)   --    (6,377,133)   (4,989,622)
   Change in unrealized gain (loss)
      on investments ............................      (25,993)   --    15,912,922    (9,298,181)
   Reinvested capital gains .....................           --    --            --            --
                                                    ----------   ---    ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        6,996    --     9,479,175   (14,365,481)
                                                    ----------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................       58,892    --     8,083,193     8,190,191
   Transfers between funds ......................    1,139,481    --    (8,263,876)    7,542,838
   Surrenders (note 6) ..........................       (5,044)   --    (5,907,368)   (1,575,057)
   Death benefits (note 4) ......................           --    --       (11,596)      (89,359)
   Net policy repayments (loans) (note 5) .......       (1,608)   --     1,432,261    (1,458,995)
   Deductions for surrender charges (note 2d) ...         (177)   --      (207,089)     (104,061)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (16,514)   --    (2,347,795)   (2,601,985)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         (767)   --       (69,062)      (67,391)
      MSP contracts .............................         (244)   --        (1,661)       (2,374)
      SL contracts ..............................         (113)   --        (9,726)       (9,477)
                                                    ----------   ---    ----------   -----------
         Net equity transactions ................    1,173,906    --    (7,302,719)    9,824,330
                                                    ----------   ---    ----------   -----------

Net change in contract owners' equity ...........    1,180,902    --     2,176,456    (4,541,151)
Contract owners' equity beginning
   of period ....................................           --    --    36,682,614    41,223,765
                                                    ----------   ---    ----------   -----------
Contract owners' equity end of period ...........   $1,180,902    --    38,859,070    36,682,614
                                                    ==========   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ..............................           --    --     4,122,483     3,163,605
                                                    ----------   ---    ----------   -----------
   Units purchased ..............................      119,449    --     1,768,813     1,779,547
   Units redeemed ...............................       (2,531)   --    (2,469,512)     (820,669)
                                                    ----------   ---    ----------   -----------
   Ending units .................................      116,918    --     3,421,784     4,122,483
                                                    ==========   ===    ==========   ===========

                                                            NBAMTPart           NBAMTSocRe
                                                    -----------------------   --------------
                                                       2003          2002       2003    2002
                                                    ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................      (12,047)      48,888       (17)   --
   Realized gain (loss) on investments ..........     (561,413)  (1,817,571)    1,158    --
   Change in unrealized gain (loss)
      on investments ............................    4,134,976   (1,372,811)    8,463    --
   Reinvested capital gains .....................           --           --        --    --
                                                    ----------   ----------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    3,561,516   (3,141,494)    9,604    --
                                                    ----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,560,523    2,243,539    12,253    --
   Transfers between funds ......................     (777,622)   1,027,469   110,376    --
   Surrenders (note 6) ..........................     (726,406)    (846,009)     (544)   --
   Death benefits (note 4) ......................      (10,628)     (14,152)       --    --
   Net policy repayments (loans) (note 5) .......      (33,461)     (50,875)      771    --
   Deductions for surrender charges (note 2d) ...      (25,465)     (55,894)      (19)   --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (739,402)    (775,373)   (4,369)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (31,895)     (30,660)     (108)   --
      MSP contracts .............................       (1,472)      (1,734)       --    --
      SL contracts ..............................       (5,506)      (6,730)       (9)   --
                                                    ----------   ----------   -------   ---
         Net equity transactions ................     (791,334)   1,489,581   118,351    --
                                                    ----------   ----------   -------   ---

Net change in contract owners' equity ...........    2,770,182   (1,651,913)  127,955    --
Contract owners' equity beginning                   10,515,078   12,166,991        --    --
   of period ....................................   ----------   ----------   -------   ---
                                                    13,285,260   10,515,078   127,955    --
Contract owners' equity end of period ...........   ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................    1,311,811    1,149,207        --    --
                                                    ----------   ----------   -------   ---
   Units purchased ..............................      292,732      421,809    10,750    --
   Units redeemed ...............................     (382,923)    (259,205)     (410)   --
                                                    ----------   ----------   -------   ---
   Ending units .................................    1,221,620    1,311,811    10,340    --
                                                    ==========   ==========   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             ONEMidCap            ONEMidCapV
                                                       --------------------   -----------------
                                                          2003        2002      2003      2002
                                                       ----------   -------   -------   -------
Investment activity:
   Net investment income (loss) ....................   $   (5,592)     (141)    1,064      (121)
   Realized gain (loss) on investments .............       16,331    (2,304)   83,866         2
   Change in unrealized gain (loss)
      on investments ...............................      333,042    (3,322)   59,721    (6,061)
   Reinvested capital gains ........................           --        --        --        --
                                                       ----------   -------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      343,781    (5,767)  144,651    (6,180)
                                                       ----------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      148,079     9,498    71,250       218
   Transfers between funds .........................    2,146,402   198,137    10,417   393,134
   Surrenders (note 6) .............................       (1,316)       --    (1,311)       --
   Death benefits (note 4) .........................           --        --        --        --
   Net policy repayments (loans) (note 5) ..........          (18)       --     1,747        --
   Deductions for surrender charges (note 2d) ......          (46)       --       (46)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (41,708)   (1,068)  (18,926)     (209)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................           --        --        --        --
      MSP contracts ................................           --        --        --        --
      SL contracts .................................           --        --        --        --
                                                       ----------   -------   -------   -------
         Net equity transactions ...................    2,251,393   206,567    63,131   393,143
                                                       ----------   -------   -------   -------

Net change in contract owners' equity ..............    2,595,174   200,800   207,782   386,963
Contract owners' equity beginning
   of period .......................................      200,800        --   386,963        --
                                                       ----------   -------   -------   -------
Contract owners' equity end of period ..............   $2,795,974   200,800   594,745   386,963
                                                       ==========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .................................       19,940        --    39,000        --
                                                       ----------   -------   -------   -------
   Units purchased .................................      210,074    20,041    21,460    39,020
   Units redeemed ..................................      (10,796)     (101)  (15,171)      (20)
                                                       ----------   -------   -------   -------
   Ending units ....................................      219,218    19,940    45,289    39,000
                                                       ==========   =======   =======   =======

                                                               OppAggGro                    OppCapAp
                                                       ------------------------    -------------------------
                                                          2003          2002           2003          2002
                                                       ----------   -----------    -----------   -----------
Investment activity:
   Net investment income (loss) ....................      (93,605)      243,809        148,607       280,305
   Realized gain (loss) on investments .............   (9,108,246)  (32,126,879)    (6,846,665)   (9,533,865)
   Change in unrealized gain (loss)
      on investments ...............................   21,592,176    14,324,781     33,617,086   (15,171,267)
   Reinvested capital gains ........................           --            --             --            --
                                                       ----------   -----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   12,390,325   (17,558,289)    26,919,028   (24,424,827)
                                                       ----------   -----------    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................   10,246,131    16,675,961     21,175,779    22,643,251
   Transfers between funds .........................   (4,627,220)   (6,935,071)     5,061,719     6,797,617
   Surrenders (note 6) .............................   (6,203,773)   (2,565,511)    (3,281,220)   (3,904,475)
   Death benefits (note 4) .........................      (58,439)      (71,684)      (161,175)      (95,963)
   Net policy repayments (loans) (note 5) ..........     (117,265)      114,051       (378,614)        7,671
   Deductions for surrender charges (note 2d) ......     (217,480)     (169,498)      (115,027)     (257,961)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................   (3,537,336)   (3,952,406)    (5,117,399)   (5,118,298)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (100,746)      (92,229)      (146,416)     (132,328)
      MSP contracts ................................       (3,202)       (3,963)        (4,244)       (4,816)
      SL contracts .................................      (10,783)       (9,962)       (18,475)      (15,625)
                                                       ----------   -----------    -----------   -----------
         Net equity transactions ...................   (4,630,113)    2,989,688     17,014,928    19,919,073
                                                       ----------   -----------    -----------   -----------

Net change in contract owners' equity ..............    7,760,212   (14,568,601)    43,933,956    (4,505,754)
Contract owners' equity beginning
   of period .......................................   46,785,166    61,353,767     74,512,312    79,018,066
                                                       ----------   -----------    -----------   -----------
Contract owners' equity end of period ..............   54,545,378    46,785,166    118,446,268    74,512,312
                                                       ==========   ===========    ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................    5,745,655     5,473,091      7,585,502     5,810,866
                                                       ----------    ----------    -----------   -----------
   Units purchased .................................    2,222,342     1,838,149      3,794,651     2,942,041
   Units redeemed ..................................   (2,370,269)   (1,565,585)    (1,877,293)   (1,167,405)
                                                       ----------    ----------    -----------   -----------
   Ending units ....................................    5,597,728     5,745,655      9,502,860     7,585,502
                                                       ==========    ==========    ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               OppGlSec              OppHiIncInt
                                                       ------------------------   ----------------
                                                           2003          2002        2003     2002
                                                       -----------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) ....................   $   176,397       69,210         (27)    --
   Realized gain (loss) on investments .............       427,239   (1,830,151)     23,124     --
   Change in unrealized gain (loss)
      on investments ...............................    12,200,617   (4,252,562)     60,345     --
   Reinvested capital gains ........................            --           --          --     --
                                                       -----------   ----------   ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    12,804,253   (6,013,503)     83,442     --
                                                       -----------   ----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     5,476,123    5,837,215      86,603     --
   Transfers between funds .........................     2,664,166   13,154,983   1,385,813     --
   Surrenders (note 6) .............................    (4,447,211)    (954,800)        (49)    --
   Death benefits (note 4) .........................       (29,742)     (17,981)         --     --
   Net policy repayments (loans) (note 5) ..........      (626,888)     (29,069)       (229)    --
   Deductions for surrender charges (note 2d) ......      (155,902)     (63,082)         (2)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (1,938,422)  (1,309,549)    (14,205)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (46,029)     (31,533)     (1,139)    --
      MSP contracts ................................          (956)      (1,111)         (5)    --
      SL contracts .................................        (7,141)      (4,148)        (68)    --
                                                       -----------   ----------   ---------    ---
         Net equity transactions ...................       887,998   16,580,925   1,456,719     --
                                                       -----------   ----------   ---------    ---

Net change in contract owners' equity ..............    13,692,251   10,567,422   1,540,161     --
Contract owners' equity beginning
   of period .......................................    26,000,774   15,433,352          --     --
                                                       -----------   ----------   ---------    ---
Contract owners' equity end of period ..............   $39,693,025   26,000,774   1,540,161     --
                                                       ===========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units .................................     3,973,943    1,833,782          --     --
                                                       -----------   ----------   ---------    ---
   Units purchased .................................     1,728,441    2,687,789     139,643     --
   Units redeemed ..................................    (1,453,919)    (547,628)     (1,905)    --
                                                       -----------   ----------   ---------    ---
   Ending units ....................................     4,248,465    3,973,943     137,738     --
                                                       ===========   ==========   =========    ===

                                                              OppMSGrInc            OppMaStSmCpI
                                                       -----------------------    ----------------
                                                          2003         2002          2003     2002
                                                       ----------   ----------    ---------   ----
Investment activity:
   Net investment income (loss) ....................      272,017      176,431          (28)    --
   Realized gain (loss) on investments .............   (2,968,161)  (2,016,850)      34,019     --
   Change in unrealized gain (loss)
      on investments ...............................   11,298,515   (4,294,382)     111,096     --
   Reinvested capital gains ........................           --           --           --     --
                                                       ----------   ----------    ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    8,602,371   (6,134,801)     145,087     --
                                                       ----------   ----------    ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    6,963,803    7,548,303       71,748     --
   Transfers between funds .........................    4,692,400    4,691,788    1,019,368     --
   Surrenders (note 6) .............................   (2,783,975)  (1,659,687)     (31,312)    --
   Death benefits (note 4) .........................      (59,961)     (79,021)          --     --
   Net policy repayments (loans) (note 5) ..........      (33,551)    (209,331)     (49,778)    --
   Deductions for surrender charges (note 2d) ......      (97,595)    (109,652)      (1,098)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................   (2,719,676)  (2,641,355)     (21,902)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................      (94,183)     (81,175)        (987)    --
      MSP contracts ................................       (4,035)      (4,002)        (116)    --
      SL contracts .................................      (12,679)     (10,177)        (233)    --
                                                       ----------   ----------    ---------    ---
         Net equity transactions ...................    5,850,548    7,445,691      985,690     --
                                                       ----------   ----------    ---------    ---

Net change in contract owners'equity ...............   14,452,919    1,310,890    1,130,777     --
Contract owners'equity beginning
   of period .......................................   27,448,873   26,137,983           --     --
                                                       ----------   ----------    ---------    ---
Contract owners'equity end of period ...............   41,901,792   27,448,873    1,130,777     --
                                                       ==========   ==========    =========    ===

CHANGES IN UNITS:
   Beginning units .................................    3,375,910    2,604,263           --     --
                                                       ----------   ----------    ---------    ---
   Units purchased .................................    1,723,341    1,330,330       89,563     --
   Units redeemed ..................................   (1,008,813)    (558,683)      (8,036)    --
                                                       ----------   ----------    ---------    ---
   Ending units ....................................    4,090,438    3,375,910       81,527     --
                                                       ==========   ==========    =========    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           PIMLowDur             PIMRealRet
                                                    ---------------------   -------------------
                                                        2003        2002       2003      2002
                                                    -----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .................   $    86,148       513     113,712       876
   Realized gain (loss) on investments ..........         3,919        62     154,919       694
   Change in unrealized gain (loss) on
      investments ...............................         3,744       360      32,564    10,029
   Reinvested capital gains .....................        24,408       949     173,353       463
                                                    -----------   -------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       118,219     1,884     474,548    12,062
                                                    -----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................     2,251,092     5,354   2,213,271    20,908
   Transfers between funds ......................    32,861,458   448,951   5,400,576   472,677
   Surrenders (note 6) ..........................        (6,219)       --     (16,983)       --
   Death benefits (note 4) ......................           (41)       --         (83)       --
   Net policy repayments (loans) (note 5) .......           (45)       --      (8,469)       --
   Deductions for surrender charges (note 2d) ...          (218)       --        (595)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (171,238)    2,304    (203,282)   (1,479)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................            --        --          --        --
      MSP contracts .............................            --        --          --        --
      SL contracts ..............................            --        --          --        --
                                                    -----------   -------   ---------   -------
         Net equity transactions ................    34,934,789   456,609   7,384,435   492,106
                                                    -----------   -------   ---------   -------

Net change in contract owners' equity ...........    35,053,008   458,493   7,858,983   504,168
Contract owners' equity beginning of
   period .......................................       458,493        --     504,168        --
                                                    -----------   -------   ---------   -------
Contract owners' equity end of period ...........   $35,511,501   458,493   8,363,151   504,168
                                                    ===========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ..............................        45,027        --      48,671        --
                                                    -----------   -------   ---------   -------
   Units purchased ..............................     3,485,571    45,043     815,057    48,862
   Units redeemed ...............................      (116,918)      (16)   (119,425)     (191)
                                                    -----------   -------   ---------   -------
   Ending units .................................     3,413,680    45,027     744,303    48,671
                                                    ===========   =======   =========   =======

                                                           PIMTotRet              PionHY
                                                    ----------------------   -----------------
                                                       2003         2002        2003      2002
                                                    ----------   ---------   ---------   -----
Investment activity:
   Net investment income (loss) .................      541,948       8,538     113,587      33
   Realized gain (loss) on investments ..........       27,596         141     221,299     (57)
   Change in unrealized gain (loss) on
      investments ...............................     (110,836)      7,687     122,976       1
   Reinvested capital gains .....................      290,711      21,423          --      --
                                                    ----------   ---------   ---------   -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      749,419      37,789     457,862     (23)
                                                    ----------   ---------   ---------   -----
Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................    8,039,115      12,806     454,556   1,694
   Transfers between funds ......................   34,473,770   1,870,648   7,445,739   2,206
   Surrenders (note 6) ..........................     (191,424)         --      (1,413)     --
   Death benefits (note 4) ......................          (13)         --          --      --
   Net policy repayments (loans) (note 5) .......          930          --         575      --
   Deductions for surrender charges (note 2d) ...       (6,711)         --         (50)     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (524,344)     (7,134)    (51,770)    (13)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --          --          --      --
      MSP contracts .............................           --          --          --      --
      SL contracts ..............................           --          --          --      --
                                                    ----------   ---------   ---------   -----
         Net equity transactions ................   41,791,323   1,876,320   7,847,637   3,887
                                                    ----------   ---------   ---------   -----

Net change in contract owners' equity ...........   42,540,742   1,914,109   8,305,499   3,864
Contract owners' equity beginning of
   period .......................................    1,914,109          --       3,864      --
                                                    ----------   ---------   ---------   -----
Contract owners' equity end of period ...........   44,454,851   1,914,109   8,309,363   3,864
                                                    ==========   =========   =========   =====

CHANGES IN UNITS:
   Beginning units ..............................      185,355          --         373      --
                                                    ----------   ---------   ---------   -----
   Units purchased ..............................    5,248,267     186,183     656,655     374
   Units redeemed ...............................   (1,323,543)       (828)    (51,591)     (1)
                                                    ----------   ---------   ---------   -----
   Ending units .................................    4,110,079     185,355     605,437     373
                                                    ==========   =========   =========   =====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      PUTVTGrIncIB     PUTVTIntlEqIB     PUTVTVoyIB            RoyMicro
                                                    ---------------   --------------   --------------   --------------------
                                                      2003     2002     2003    2002     2003    2002      2003        2002
                                                    --------   ----   -------   ----   -------   ----   ----------   -------
Investment activity:
   Net investment income (loss) .................   $    (33)   --        (31)   --         (7)   --       (16,213)      (98)
   Realized gain (loss) on investments ..........        453    --     21,814    --        216    --       253,253       179
   Change in unrealized gain (loss) on
      investments ...............................     20,678    --     56,900    --      6,212    --     1,459,001     1,783
   Reinvested capital gains .....................         --    --         --    --         --    --       421,098     2,635
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     21,098    --     78,683    --      6,421    --     2,117,139     4,499
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................     28,781    --     14,483    --     28,007    --     1,969,963     2,759
   Transfers between funds ......................    228,994    --    663,418    --    105,251    --     7,153,431   425,194
   Surrenders (note 6) ..........................        (15)   --        (80)   --         --    --        (4,850)       --
   Death benefits (note 4) ......................         --    --         --    --         --    --          (115)       --
   Net policy repayments (loans) (note 5) .......         --    --         --    --         --    --        14,535        --
   Deductions for surrender charges (note 2d) ...         --    --         (3)   --         --    --          (170)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (6,647)   --     (9,364)   --     (4,820)   --      (136,227)    8,168
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (198)   --       (378)   --       (113)   --            --        --
      MSP contracts .............................         --    --        (10)   --         --    --            --        --
      SL contracts ..............................         --    --        (28)   --        (15)   --            --        --
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
         Net equity transactions ................    250,915    --    668,038    --    128,310    --     8,996,567   436,121
                                                    --------   ---    -------   ---    -------   ---    ----------   -------

Net change in contract owners' equity ...........    272,013    --    746,721    --    134,731    --    11,113,706   440,620
Contract owners' equity beginning of
   period .......................................         --    --         --    --         --    --       440,620        --
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
Contract owners' equity end of period ...........   $272,013    --    746,721    --    134,731    --    11,554,326   440,620
                                                    ========   ===    =======   ===    =======   ===    ==========   =======

CHANGES IN UNITS:
   Beginning units ..............................         --    --         --    --         --    --        43,606        --
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
   Units purchased ..............................     22,486    --     59,178    --     11,800    --       805,112    43,688
   Units redeemed ...............................       (594)   --       (835)   --       (434)   --       (79,688)      (82)
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
   Ending units .................................     21,892    --     58,343    --     11,366    --       769,030    43,606
                                                    ========   ===    =======   ===    =======   ===    ==========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               SGVITMdCpGr                  StOpp2
                                                       -------------------------   -----------------------
                                                           2003          2002         2003         2002
                                                       -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ....................   $   (21,177)      (39,586)     (39,781)      54,735
   Realized gain (loss) on investments .............    (6,221,454)   (6,111,067)  (2,380,253)  (5,309,471)
   Change in unrealized gain (loss)
      on investments ...............................    11,980,636    (3,934,328)  12,212,543   (3,489,957)
   Reinvested capital gains ........................            --            --           --      562,955
                                                       -----------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     5,738,005   (10,084,981)   9,792,509   (8,181,738)
                                                       -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     2,705,656     5,397,783    6,295,457    9,112,605
   Transfers between funds .........................    (4,603,563)     (123,294)  (4,344,951)   6,258,465
   Surrenders (note 6) .............................    (2,346,548)   (1,048,979)    (424,909)  (1,893,414)
   Death benefits (note 4) .........................       (15,373)      (36,286)     (11,288)     (22,226)
   Net policy repayments (loans) (note 5) ..........       (60,881)       86,767     (119,731)     (24,647)
   Deductions for surrender charges (note 2d) ......       (82,261)      (69,304)     (14,896)    (125,094)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (1,258,967)   (1,417,054)  (1,567,108)  (1,442,279)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (36,188)      (32,103)     (39,692)     (30,471)
      MSP contracts ................................          (718)         (944)        (964)        (724)
      SL contracts .................................        (4,443)       (4,086)     (10,465)      (8,102)
                                                       -----------   -----------   ----------   ----------
         Net equity transactions ...................    (5,703,286)    2,752,500     (238,547)  11,824,113
                                                       -----------   -----------   ----------   ----------

Net change in contract owners' equity ..............        34,719    (7,332,481)   9,553,962    3,642,375
Contract owners' equity beginning
   of period .......................................    17,470,890    24,803,371   24,109,124   20,466,749
                                                       -----------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $17,505,609    17,470,890   33,663,086   24,109,124
                                                       ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................     2,440,718     2,179,699    3,484,072    2,159,287
                                                       -----------   -----------   ----------   ----------
   Units purchased .................................       709,269       672,777    1,386,378    1,958,587
   Units redeemed ..................................    (1,415,267)     (411,758)  (1,315,809)    (633,802)
                                                       -----------   -----------   ----------   ----------
   Ending units ....................................     1,734,720     2,440,718    3,554,641    3,484,072
                                                       ===========   ===========   ==========   ==========

                                                              TRPEI2                 TRPMCG2
                                                       --------------------   --------------------
                                                          2003        2002       2003        2002
                                                       ----------   -------   ----------   -------
Investment activity:
   Net investment income (loss) ....................      149,945       591      (12,737)      (28)
   Realized gain (loss) on investments .............      121,913       110      270,991      (801)
   Change in unrealized gain (loss)
      on investments ...............................    3,003,853       311    1,198,675    (2,480)
   Reinvested capital gains ........................           --        --           --        --
                                                       ----------   -------   ----------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    3,275,711     1,012    1,456,929    (3,309)
                                                       ----------   -------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    3,384,985       943    1,805,611    19,238
   Transfers between funds .........................   17,388,304   170,100   16,971,347   109,523
   Surrenders (note 6) .............................      (16,115)       --       (8,490)       --
   Death benefits (note 4) .........................           --        --           --        --
   Net policy repayments (loans) (note 5) ..........        2,277        --        1,360        --
   Deductions for surrender charges (note 2d) ......         (565)       --         (298)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (216,195)      (73)     (90,036)      (40)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................           --        --           --        --
      MSP contracts ................................           --        --           --        --
      SL contracts .................................           --        --           --        --
                                                       ----------   -------   ----------   -------
         Net equity transactions ...................   20,542,691   170,970   18,679,494   128,721
                                                       ----------   -------   ----------   -------

Net change in contract owners' equity ..............   23,818,402   171,982   20,136,423   125,412
Contract owners' equity beginning
   of period .......................................      171,982        --      125,412        --
                                                       ----------   -------   ----------   -------
Contract owners' equity end of period ..............   23,990,384   171,982   20,261,835   125,412
                                                       ==========   =======   ==========   =======

CHANGES IN UNITS:
   Beginning units .................................       16,999        --       12,242        --
                                                       ----------   -------   ----------   -------
   Units purchased .................................    2,037,182    17,054    1,490,359    12,263
   Units redeemed ..................................     (153,981)      (55)     (66,997)      (21)
                                                       ----------   -------   ----------   -------
   Ending units ....................................    1,900,200    16,999    1,435,604    12,242
                                                       ==========   =======   ==========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            TurnGVITGro              VEWrldEMkt
                                                       ---------------------   ----------------------
                                                          2003        2002        2003         2002
                                                       ----------   --------   ----------   ---------
Investment activity:
   Net investment income (loss) ....................   $     (526)      (185)       2,184       6,290
   Realized gain (loss) on investments .............      156,796   (187,053)   1,056,488    (423,831)
   Change in unrealized gain (loss)
      on investments ...............................      130,920    (80,191)   2,226,271       4,487
   Reinvested capital gains ........................           --         --           --          --
                                                       ----------   --------   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      287,190   (267,429)   3,284,943    (413,054)
                                                       ----------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      169,804    211,743    1,415,232   1,592,344
   Transfers between funds .........................      352,590    114,134     (428,461)    942,409
   Surrenders (note 6) .............................      (83,300)    (6,230)  (1,268,860)   (436,338)
   Death benefits (note 4) .........................          (88)      (100)      (3,830)     (4,085)
   Net policy repayments (loans) (note 5) ..........       (1,138)    (3,033)     (51,439)    (43,381)
   Deductions for surrender charges (note 2d) ......       (2,920)      (412)     (44,481)    (28,828)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (56,203)   (44,247)    (536,643)   (603,586)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (2,036)    (1,336)     (20,655)    (19,998)
      MSP contracts ................................          (23)       (25)        (543)       (589)
      SL contracts .................................         (448)      (289)      (2,560)     (2,155)
                                                       ----------   --------   ----------   ---------
         Net equity transactions ...................      376,238    270,205     (942,240)  1,395,793
                                                       ----------   --------   ----------   ---------

Net change in contract owners' equity ..............      663,428      2,776    2,342,703     982,739
Contract owners' equity beginning
   of period .......................................      459,519    456,743    6,176,511   5,193,772
                                                       ----------   --------    ---------   ---------
Contract owners' equity end of period ..............   $1,122,947    459,519    8,519,214   6,176,511
                                                       ==========   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units .................................      208,046    118,103      830,944     674,864
                                                       ----------   --------   ----------   ---------
   Units purchased .................................      187,485    127,507      266,387     293,150
   Units redeemed ..................................      (57,965)   (37,564)    (359,120)   (137,070)
                                                       ----------   --------   ----------   ---------
   Ending units ....................................      337,566    208,046      738,211     830,944
                                                       ==========   ========   ==========   =========

                                                             VEWrldHAs             VKoreFI
                                                       ---------------------   --------------
                                                          2003        2002       2003    2002
                                                       ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ....................      10,309      14,011       (22)    --
   Realized gain (loss) on investments .............    (106,702)   (286,560)     (507)    --
   Change in unrealized gain (loss)
      on investments ...............................   1,336,812     (30,895)    1,903     --
   Reinvested capital gains ........................          --          --       273     --
                                                       ---------   ---------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   1,240,419    (303,444)    1,647     --
                                                       ---------   ---------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     581,718     524,252    13,411     --
   Transfers between funds .........................   2,069,447     957,588   115,209     --
   Surrenders (note 6) .............................    (189,087)   (105,792)   (3,744)    --
   Death benefits (note 4) .........................       1,053      (1,401)       --     --
   Net policy repayments (loans) (note 5) ..........     (10,730)    (52,772)     (117)    --
   Deductions for surrender charges (note 2d) ......      (6,629)     (6,990)     (131)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (201,734)   (202,503)    1,505     --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................      (7,613)     (7,185)     (158)    --
      MSP contracts ................................        (364)       (193)       --     --
      SL contracts .................................      (1,113)       (741)       (7)    --
                                                       ---------   ---------   -------    ---
         Net equity transactions ...................   2,234,948   1,104,263   125,968     --
                                                       ---------   ---------   -------    ---

Net change in contract owners' equity ..............   3,475,367     800,819   127,615     --
Contract owners' equity beginning
   of period .......................................   2,406,075   1,605,256        --     --
                                                       ---------   ---------   -------    ---
Contract owners' equity end of period ..............   5,881,442   2,406,075   127,615     --
                                                       =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units .................................     293,707     190,667        --     --
                                                       ---------   ---------   -------    ---
   Units purchased .................................     254,916     147,748    12,830     --
   Units redeemed ..................................     (53,604)    (44,708)     (360)    --
                                                       ---------   ---------   -------    ---
   Ending units ....................................     495,019     293,707    12,470     --
                                                       =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            VKEmMkt                 VKMidCapG               VKUSRealEst
                                                    ----------------------   ----------------------   -----------------------
                                                       2003         2002        2003        2002         2003         2002
                                                    ----------   ---------   ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $  (11,369)    305,605      (4,221)      (5,383)     (45,467)     783,280
   Realized gain (loss) on investments ..........      612,356     (20,574)      9,931     (837,007)     612,385      236,993
   Change in unrealized gain (loss)
      on investments ............................    1,121,269      40,303     999,073     (330,736)   9,192,176   (2,563,674)
   Reinvested capital gains .....................           --          --          --           --           --      592,195
                                                    ----------   ---------   ---------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,722,256     325,334   1,004,783   (1,173,126)   9,759,094     (951,206)
                                                    ----------   ---------   ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,404,040     912,599     637,548      847,984    5,610,759    4,870,870
   Transfers between funds ......................    2,158,333   1,566,255    (150,262)     845,891    3,435,006    9,483,497
   Surrenders (note 6) ..........................     (314,799)   (133,905)   (117,736)    (163,070)  (4,004,219)  (1,316,998)
   Death benefits (note 4) ......................       (1,923)     11,032      (2,153)      (9,363)     (44,256)     (21,892)
   Net policy repayments (loans) (note 5) .......        5,705     (37,266)    (34,663)     (33,471)    (259,544)     (84,652)
   Deductions for surrender charges (note 2d) ...      (11,036)     (8,847)     (4,127)     (10,774)    (140,372)     (87,012)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (440,506)   (279,682)   (210,696)    (229,099)  (1,698,142)  (1,413,020)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (15,557)     (8,798)     (6,340)      (5,381)     (55,622)     (41,354)
      MSP contracts .............................         (642)       (345)       (108)        (104)      (7,297)      (5,697)
      SL contracts ..............................       (1,972)       (877)       (837)        (703)      (7,295)      (4,466)
                                                    ----------   ---------   ---------   ----------   ----------   ----------
         Net equity transactions ................    2,781,643   2,020,166     110,626    1,241,910    2,829,018   11,379,276
                                                    ----------   ---------   ---------   ----------   ----------   ----------

Net change in contract owners' equity ...........    4,503,899   2,345,500   1,115,409       68,784   12,588,112   10,428,070
Contract owners' equity beginning
   of period ....................................    4,738,513   2,393,013   2,572,866    2,504,082   25,528,406   15,100,336
                                                    ----------   ---------   ---------   ----------   ----------   ----------
Contract owners' equity end of period ...........   $9,242,412   4,738,513   3,688,275    2,572,866   38,116,518   25,528,406
                                                    ==========   =========   =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      392,219     215,898     611,451      408,670    2,082,394    1,210,568
                                                    ----------   ---------   ---------   ----------   ----------   ----------
   Units purchased ..............................      328,822     217,421     283,884      301,965      789,960    1,100,806
   Units redeemed ...............................     (126,847)    (41,100)   (276,697)     (99,184)    (566,947)    (228,980)
                                                    ----------   ---------   ---------   ----------   ----------   ----------
   Ending units .................................      594,194     392,219     618,638      611,451    2,305,407    2,082,394
                                                    ==========   =========   =========   ==========   ==========   ==========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                            December 31, 2003 and 2002

(1) Background and Summary of Significant Accounting Policies

   (a) Organization and Nature of Operations

      The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the GVIT - Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

      The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

   (b) The Contracts

      Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

      Contract owners may invest in the following:

         Portfolios of AIM Variable Insurance Funds, Inc.;
            AIM VIF - AIM V.I.Capital Appreciation Fund - Series I (AIMCapAp) AIM VIF Basic Value Fund - Series I (AIMBVF)
            AIM VIF Capital Development Fund - Series I (AIMCDF)

         Portfolios of Alliance Variable Products Series Funds;
            Alliance Bernstein VPS Small Cap Value Portfolio - Class A
               (AllSmCpVal)
            Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

         Portfolios of the American Century Variable Portfolios, Inc.(American
            Century VP);
            American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP Inflation Protection Fund - Class II (ACVPInfPr) American Century VP International Fund - Class I (ACVPInt)
            American Century VP Ultra Fund - Class I (ACVPUltra)
            American Century VP Value Fund - Class I (ACVPVal)

         Baron Capital Asset Trust - Insurance Series;
            Baron Capital Asset Trust (BCAT)

         Calvert Variable Series (CVS), Inc.;
            Calvert Social Equity Portfolio (CVSSEP)

         Comstock GVIT Value Fund - Class I (ComGVITVal)

         Portfolios of the Credit Suisse Trust;
            Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSGPVen)
            Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

         Portfolio of the Dreyfus GVIT;
            Dreyfus GVIT International Value Fund - Class I (DryGVITIntVal) Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

         Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
           *Dreyfus IP - European Equity Portfolio (DryEuroEq)
            Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk) Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
               (DrySmCapIxS)

         Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
            (DrySRGro)
         Dreyfus Stock Index Fund (DryStkIx)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
               (DryDevLeadI)
            Dreyfus VIF - International Value Portfolio - Initial Shares
               (DryIntVal)

         Portfolios of Federated Insurance Series;
            Federated American Leaders Fund II - Primary Shares (FedAmLdII) Federated Capital Appreciation Fund II - Primary Shares (FedCpApII) Federated GVIT High Income Bond Fund - Class I (FGVITHiInc) Federated Quality Bond Fund II - Primary Shares (FedQualBd)

         Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R)
            VIP);
            Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

         Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP
            II);
            Fidelity(R) VIP II - Contrafund Portfolio: Service Class
               (FidVIPConS)
            Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
               (FidVIPInvGrB)

         Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP
            III);
            Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
               (FidVIPGrOPS)
            Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap) Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
               (FidVIPValStS)

         Funds of the Franklin Templeton Variable Insurance Products (Franklin
            Templeton VIP);
            Franklin Templeton VIP - Franklin Rising Dividends Securities Fund -
               Class I (FTVIPFRDiv)
            Franklin Templeton VIP - Franklin Small Cap Value Securities Fund -
               Class I (FTVIPSmCpVal)
            Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
               (FTVIPFS)

         Franklin Templeton Variable Insurance Products Trust (Franklin
            Templeton VIPT);
            Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class
               2 (FTVIPFS2)

         Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
            Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
            Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin) Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Technology and Communications Fund - Class I
               (GVITGlTech)
            Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
            Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
            Gartmore GVIT Growth Fund - Class I (GVITGrowth)
            Gartmore GVIT ID (Investor Destinations) Aggressive Fund (GVITIDAgg) Gartmore GVIT ID (Investor Destinations) Conservative Fund
               (GVITIDCon)
            Gartmore GVIT ID (Investor Destinations) Moderate Fund (GVITIDMod) Gartmore GVIT ID (Investor Destinations) Moderately Aggressive Fund
               (GVITIDModAgg)
            Gartmore GVIT ID (Investor Destinations) Moderately Conservative
               Fund (GVITIDModCon)
            Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
            Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
            Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
               (NWGVITStrVal)
            Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
            Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
            Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
            Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
            Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

         Portfolios of Goldman Sachs Funds;
            *Goldman Sachs Mid Cap Value Fund A (GSMCV)
            Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

         J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

         Portfolios of the Janus Aspen Series (Janus AS);
            Janus AS - Balanced Portfolio - Service Shares (JanBal)
            Janus AS - Capital Appreciation Portfolio - Service Shares
               (JanCapAp)
            Janus AS - Global Technology Portfolio - Service Shares (JanGITech) Janus AS - International Growth Portfolio - Service Shares
               (JanIntGro)
            Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
               (JanRsLgCpCr)

         MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

         Funds of Massachusetts Financial Services Variable Insurance Trust (MFS
            VIT);
            MFS VIT - MFS Investors Growth Stock Series - Initial Class
               (MFSVITInvGrwI)
            MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

         Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger
            Berman AMT);
            Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
            Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)

         Portfolios of Bank One One Group(R) Investment Trust;
            *One Group(R) IT Balanced Portfolio (ONEBal)
            *One Group(R) IT Bond Portfolio (ONEBP)
            *One Group(R) IT Diversified Equity Portfolio (ONEDIVE) *One Group(R) IT Diversified Mid Cap Portfolio (ONEDivMid) *One Group(R) IT Equity Index Portfolio (ONEEqInd)
            *One Group(R) IT Government Bond Portfolio (ONEGovBd)
            *One Group(R) IT Large Cap Growth Portfolio (ONELgCap)
            One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
            One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

         Funds of the Oppenheimer Variable Account Funds;
            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
               (OppMSGrInc)
            Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
               (OppMaStSmCpI)

         Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
            PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur) PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet) PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)

         Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)

         Funds of the Putnam Variable Trust (Putnam VT);
            Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB) Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)

         Royce Capital Fund - Micro Cap (RoyMicro)
         Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr) *Strong Opportunity Fund Inc.(STROpp)
         Strong Opportunity Fund II, Inc.(StOpp2)
         Portfolios of T.Rowe Price Funds;
            *T.Rowe Price Equity Income Fund (TRPEI)
            T. Rowe Price Equity Income Portfolio - II (TRPEI2) *T.Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
            T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                 Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Funds of the Van Kampen Universal Institutional Funds
              (Van Kampen UIF);
                 Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
                 Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                 Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Policy Charges

   (a) Deductions from Premium

      For individual flexible premium and survivorship contracts, the Company deducts a minimum of 5.0% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

      There are no deductions from premium on modified single premium contracts.

      For the Corporate Series, the Company deducts a front-end sales load not to exceed 9.0% from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

   (b) Cost of Insurance

      A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

   (c) Administrative Charges

      For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly by liquidating units. Please refer to your prospectus to find your contract administration fees.

      For Protection(SM) flexible premium contracts, the Company deducts a per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

      For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

   (d) Surrender Charges

      Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge in the ninth year or later.

      The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(3)  Asset Charges

     (a)  Modified Single Premium Contracts (MSP)

          For modified single premium contracts, the Company deducts $0.58 per $1,000 of the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     (b)  Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

          For Choice Life(SM) contracts, the Company deducts $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attribut-able to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Choice Life Protection(SM) contracts and Best of America(R) Protection(SM) contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

     (c)  Survivorship Life Contracts (SL)

          For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account;$0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For ChoiceLife(SM) Survivorship II and Next Generation(SM) Survivorship Life contracts, during the first fifteen policy years, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Protection(SM) Survivorship and ChoiceLife Protection(SM) Survivorship Life contracts, during the first fifteen policy years, the Company deducts $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

          For the Corporate Flexible Premium series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.20% or 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

          The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $80,663,208 and $26,619,667, respectively, and total loans and exchanges from the Account to the fixed account were $72,393,201 and $78,032,159, respectively.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R) America's FUTURE Life Series(SM)

     AIM VIF - AIM V.I.Capital Appreciation Fund - Series I
        2003 .............................     0.00%       26,916   $12.393708     $   333,589       0.00%       23.94% 5/1/03

     AIM VIF Basic Value Fund - Series I
        2003 .............................     0.00%       62,247    13.164786         819,468       0.06%       33.63%

     AIM VIF Capital Development Fund - Series I
        2003 .............................     0.00%       33,912    13.294993         450,860       0.00%       35.36%

     Alliance Bernstein VPS Small Cap Value Portfolio - Class A
        2003 .............................     0.00%       28,635    13.796395         395,060       0.13%       37.96% 5/1/03

     Alliance VPS Growth & Income Portfolio - Class A
        2003 .............................     0.00%      145,925    13.282209       1,938,206       0.51%       32.50%

     American Century VP Income & Growth Fund - Class I
        2003 .............................     0.00%    1,520,999    12.792293      19,457,065       1.28%       29.35%
        2002 .............................     0.00%    1,357,662     9.889493      13,426,589       1.00%      -19.37%
        2001 .............................     0.00%    1,161,596    12.265301      14,247,325       0.85%       -8.35%
        2000 .............................     0.00%      804,658    13.383115      10,768,831       0.48%      -10.62%
        1999 .............................     0.00%      463,779    14.972547       6,943,953       0.01%       18.02%

     American Century VP Inflation Protection Fund - Class II
        2003 .............................     0.00%      108,990    10.324182       1,125,233       1.85%        3.24% 4/30/03

     American Century VP International Fund - Class I
        2003 .............................     0.00%    1,660,633    11.378318      18,895,210       0.73%       24.51%
        2002 .............................     0.00%    1,633,924     9.138486      14,931,592       0.78%      -20.37%
        2001 .............................     0.00%    1,473,365    11.476396      16,908,920       0.08%      -29.17%
        2000 .............................     0.00%    1,252,780    16.203538      20,299,468       0.10%      -16.83%
        1999 .............................     0.00%      625,339    19.481449      12,182,510       0.00%       64.04%

     American Century VP Ultra Fund - Class I
        2003 .............................     0.00%      208,689    10.039885       2,095,214       0.00%       24.90%
        2002 .............................     0.00%       75,002     8.038471         602,901       0.66%      -19.62% 5/1/02

     American Century VP Value Fund - Class I
        2003 .............................     0.00%    2,467,117    15.608555      38,508,131       1.04%       28.96%
        2002 .............................     0.00%    2,232,546    12.103586      27,021,813       0.75%      -12.62%
        2001 .............................     0.00%    1,382,368    13.851627      19,148,046       0.60%       12.82%
        2000 .............................     0.00%      380,941    12.277397       4,676,964       0.62%       18.14%
        1999 .............................     0.00%      169,333    10.392110       1,759,727       0.69%       -0.85%

     Comstock GVIT Value Fund - Class I
        2003 .............................     0.00%      432,461    10.538646       4,557,553       1.34%       31.43%
        2002 .............................     0.00%      277,592     8.018258       2,225,804       1.34%      -25.14%
        2001 .............................     0.00%      208,187    10.711409       2,229,976       1.63%      -12.15%
        2000 .............................     0.00%      150,717    12.193117       1,837,710       1.02%      -10.62%
        1999 .............................     0.00%       66,677    13.642236         909,623       0.30%       18.49%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 .............................     0.00%       58,125     9.794203         569,288       0.00%       47.66%
        2002 .............................     0.00%       56,373     6.633112         373,928       0.00%      -34.16%
        2001 .............................     0.00%       67,655    10.074042         681,559       0.00%      -28.63%
        2000 .............................     0.00%       69,236    14.116099         977,342       0.00%      -18.94%
        1999 .............................     0.00%       46,879    17.414110         816,356       0.00%       63.50%

                                             Contract                                              Investment
                                             Expense                    Unit         Contract        Income          Total
                                              Rate*        Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ----------   ----------   --------------   ----------   ---------------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     0.00%       152,971   $ 9.924331    $  1,518,135       0.49%      33.09%
        2002 .............................     0.00%       158,237     7.456827       1,179,946       0.00%     -19.90%
        2001 .............................     0.00%       166,542     9.309878       1,550,486       0.00%     -22.27%
        2000 .............................     0.00%       161,421    11.977804       1,933,469       0.55%     -25.90%
        1999 .............................     0.00%       138,513    16.163464       2,238,850       1.34%      53.43%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 .............................     0.00%       114,258    12.606777       1,440,425       0.76%      25.16%
        2002 .............................     0.00%       109,088    10.072243       1,098,761       0.76%     -23.09%
        2001 .............................     0.00%       118,843    13.096944       1,556,480       0.00%       0.95%
        2000 .............................     0.00%        93,621    12.974256       1,214,663       2.02%       8.91%
        1999 .............................     0.00%        60,100    11.912913         715,966       1.08%       6.24%

     Dreyfus GVIT International Value Fund - Class I
        2003 .............................     0.00%        23,901    13.838062         330,744       0.00%      38.38% 5/1/03

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     0.00%     1,562,296    17.375180      27,145,174       0.50%      34.65%
        2002 .............................     0.00%     1,255,638    12.903917      16,202,649       0.45%     -15.30%
        2001 .............................     0.00%       707,320    15.235372      10,776,283       0.55%      -1.30%
        2000 .............................     0.00%       312,214    15.436663       4,819,542       0.66%      15.21%
        1999 .............................     0.00%        61,224    13.399089         820,346       0.22%      20.92%

     Dreyfus IP - European Equity Portfolio
        2002 .............................     0.00%           282     7.045961           1,987       0.00%     -22.64%
        2001 .............................     0.00%       103,773     9.107778         945,141       0.79%     -28.13%
        2000 .............................     0.00%        70,183    12.672265         889,378       0.38%      -2.00%
        1999 .............................     0.00%        10,415    12.930654         134,673       0.40%      29.31% 9/27/99

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     0.00%       440,723    10.574853       4,660,581       0.27%      37.78%
        2002 .............................     0.00%       142,420     7.675242       1,093,108       0.29%     -23.25% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
        2003 .............................     0.00%     1,330,170    10.379305      13,806,240       0.11%      26.00%
        2002 .............................     0.00%     1,313,324     8.237365      10,818,329       0.22%     -28.94%
        2001 .............................     0.00%     1,235,879    11.592909      14,327,433       0.08%     -22.57%
        2000 .............................     0.00%       953,352    14.972899      14,274,443       1.06%     -11.03%
        1999 .............................     0.00%       480,241    16.829763       8,082,342       0.02%      30.08%

     Dreyfus Stock Index Fund
        2003 .............................     0.00%    12,939,837    12.277012     158,862,534       1.54%      28.36%
        2002 .............................     0.00%    11,929,984     9.564281     114,101,719       1.45%     -22.36%
        2001 .............................     0.00%     8,587,826    12.319059     105,793,935       1.14%     -12.18%
        2000 .............................     0.00%     6,631,938    14.027609      93,030,233       1.01%      -9.28%
        1999 .............................     0.00%     3,757,311    15.462782      58,098,481       1.02%      20.60%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.00%     1,185,642    13.196450      15,646,265       1.18%      21.17%
        2002 .............................     0.00%     1,148,080    10.890932      12,503,661       1.22%     -16.71%
        2001 .............................     0.00%       978,777    13.076512      12,798,989       0.90%      -9.31%
        2000 .............................     0.00%       721,134    14.418721      10,397,830       0.82%      -0.65%
        1999 .............................     0.00%       505,299    14.513370       7,333,591       1.00%      11.46%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.00%        15,972    12.900917         206,053       0.11%      29.01% 5/1/03

     Federated American Leaders Fund II - Primary Shares
        2003 .............................     0.00%        12,199    12.598945         153,695       0.00%      25.99% 5/1/03

     Federated Capital Appreciation Fund II - Primary Shares
        2003 .............................     0.00%         8,379    12.052976         100,992       0.00%      20.53% 5/1/03

     Federated GVIT High Income Bond Fund - Class I
        2003 .............................     0.00%     1,164,352    13.171585      15,336,361       7.99%      22.27%
        2002 .............................     0.00%       660,476    10.772444       7,114,941      10.09%       3.23%
        2001 .............................     0.00%       335,319    10.435872       3,499,346      11.31%       4.22%
        2000 .............................     0.00%       167,390    10.013612       1,676,179       9.51%      -8.28%
        1999 .............................     0.00%       130,767    10.917180       1,427,607       6.75%       3.19%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income         Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ---------   ----------   --------------   ----------   --------------
     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.00%    2,262,363   $13.467590     $30,468,577       3.30%       4.65%
        2002 .............................     0.00%    2,274,059    12.869670      29,266,389       3.20%       9.31%
        2001 .............................     0.00%    1,119,384    11.773915      13,179,532       2.92%       8.01%
        2000 .............................     0.00%      184,168    10.900349       2,007,495       0.89%      10.45%
        1999 .............................     0.00%        3,972     9.869090          39,200       0.00%      -1.31% 5/3/99

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class
        2003 .............................     0.00%    3,691,492    13.167905      48,609,216       1.66%      30.22%
        2002 .............................     0.00%    3,282,138    10.112108      33,189,334       1.50%     -17.00%
        2001 .............................     0.00%    2,522,098    12.182836      30,726,306       1.13%      -5.09%
        2000 .............................     0.00%    1,731,014    12.835974      22,219,251       1.23%       8.30%
        1999 .............................     0.00%    1,196,502    11.851816      14,180,722       0.89%       6.25%

     Fidelity(R) VIP - Growth Portfolio: Service Class
        2003 .............................     0.00%    4,622,588    12.976175      59,983,511       0.18%      32.78%
        2002 .............................     0.00%    4,393,697     9.772625      42,937,953       0.14%     -30.20%
        2001 .............................     0.00%    3,993,015    14.000586      55,904,550       0.00%     -17.73%
        2000 .............................     0.00%    3,245,205    17.016859      55,223,196       0.07%     -11.07%
        1999 .............................     0.00%    1,564,447    19.134456      29,934,842       0.04%      37.29%

     Fidelity(R) VIP - High Income Portfolio: Service Class
        2003 .............................     0.00%    1,549,745     9.265750      14,359,550       6.36%      26.97%
        2002 .............................     0.00%    1,244,727     7.297581       9,083,496       9.18%       3.62%
        2001 .............................     0.00%    1,007,961     7.042763       7,098,830      13.22%     -11.90%
        2000 .............................     0.00%      775,357     7.993621       6,197,910       6.11%     -22.61%
        1999 .............................     0.00%      664,736    10.329299       6,866,257       5.78%       8.07%

     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2003 .............................     0.00%    1,414,346    11.651219      16,478,855       0.63%      43.20%
        2002 .............................     0.00%    1,180,783     8.136116       9,606,987       0.64%     -20.34%
        2001 .............................     0.00%      903,417    10.213884       9,227,396       5.46%     -21.27%
        2000 .............................     0.00%      709,131    12.973519       9,199,925       1.16%     -19.15%
        1999 .............................     0.00%      392,522    16.046561       6,298,628       0.30%      42.46%

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class
        2003 .............................     0.00%    3,745,714    15.331836      57,428,673       0.30%      28.35%
        2002 .............................     0.00%    3,355,920    11.945132      40,086,907       0.69%      -9.42%
        2001 .............................     0.00%    2,969,205    13.187991      39,157,849       0.61%     -12.36%
        2000 .............................     0.00%    2,414,828    15.048072      36,338,506       0.26%      -6.71%
        1999 .............................     0.00%    1,324,909    16.131283      21,372,482       0.18%      24.15%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
         2003 ............................     0.00%       67,767    10.217718         692,424       0.00%       2.18% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
        2003 .............................     0.00%    1,245,460     9.306474      11,590,841       0.59%      29.66%
        2002 .............................     0.00%    1,183,841     7.177547       8,497,074       0.93%     -21.92%
        2001 .............................     0.00%    1,134,917     9.192068      10,432,234       0.23%     -14.44%
        2000 .............................     0.00%      959,519    10.743116      10,308,224       1.03%     -17.18%
        1999 .............................     0.00%      673,044    12.971233       8,730,211       0.45%       4.18%

     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.00%       99,682    14.085331       1,404,054       0.00%      40.85% 5/1/03

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     0 00%      284,603    11.849148       3,372,303       0.00%      57.79%
        2002 .............................     0.00%       19,541     7.509507         146,743       0.00%     -24.90% 5/1/02

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.00%      220,019    12.306508       2,707,666       0.48%      23.07% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.00%       47,449    13.357313         633,791       0.00%      33.57% 5/1/03

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.00%       92,411    13.269107       1,226,211       0.42%      32.69% 5/1/03

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income          Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ----------   ----------   --------------   ----------   ---------------
     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.00%       343,512   $11.573140    $  3,975,512       0.61%      65.26%
        2002 .............................     0.00%       146,740     7.002885       1,027,603       0.23%     -15.23%
        2001 .............................     0.00%       118,171     8.260926         976,202       0.24%      -5.18%
        2000 .............................     0.00%         2,391     8.712299          20,831       0.00%     -12.88% 10/2/00

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.00%       137,222    12.255125       1,681,673       1.08%      41.45%
        2002 .............................     0.00%        14,069     8.663891         121,892       0.02%     -13.36% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.00%       170,154    11.400451       1,939,832       0.00%      36.69%
        2002 .............................     0.00%        24,643     8.340128         205,526       0.00%     -16.60% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.00%     1,041,511     3.061527       3,188,614       0.00%      55.23%
        2002 .............................     0.00%       469,967     1.972253         926,894       0.67%     -42.78%
        2001 .............................     0.00%       287,368     3.446837         990,511       0.00%     -42.72%
        2000 .............................     0.00%        91,498     6.017639         550,602       0.00%     -39.82% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.00%        50,633    10.772327         545,435       1.02%      24.05%
        2002 .............................     0.00%         8,397     8.683837          72,918       0.61%     -13.16% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.00%     3,340,824    14.531815      48,548,236       3.25%       2.00%
        2002 .............................     0.00%     3,339,535    14.246814      47,577,734       4.66%      10.98%
        2001 .............................     0.00%     1,748,673    12.836894      22,447,530       5.61%       7.25%
        2000 .............................     0.00%       796,198    11.968657       9,529,421       6.29%      12.54%
        1999 .............................     0.00%       509,816    10.635188       5,421,989       6.57%      -2.35%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.00%     2,002,653     6.770126      13,558,213       0.02%      32.74%
        2002 .............................     0.00%     1,934,729     5.100354       9,867,803       0.00%     -28.72%
        2001 .............................     0.00%     1,791,588     7.155414      12,819,554       0.00%     -28.13%
        2000 .............................     0.00%     1,582,653     9.956531      15,757,734       0.19%     -26.53%
        1999 .............................     0.00%     1,343,877    13.552350      18,212,691       0.69%       4.28%

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.00%       539,178    10.986753       5,923,816       1.57%      31.87%
        2002 .............................     0.00%       154,196     8.331709       1,284,716       0.86%     -16.68% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.00%       430,237    10.845040       4,665,937       2.59%       7.91%
        2002 .............................     0.00%       202,573    10.050418       2,035,943       2.18%       0.50% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.00%     1,419,724    10.972970      15,578,589       2.05%      20.05%
        2002 .............................     0.00%       398,104     9.140249       3,638,770       1.66%      -8.60% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.00%     1,386,608    11.002361      15,255,962       1.61%      26.64%
        2002 .............................     0.00%       375,973     8.687687       3,266,336       1.05%     -13.12% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.00%       794,151    10.963279       8,706,499       2.33%      13.70%
        2002 .............................     0.00%       418,980     9.642427       4,039,984       1.99%      -3.58% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.00%       195,693     6.793220       1,329,386       0.00%      35.62%
        2002 .............................     0.00%        72,938     5.008923         365,341       0.00%     -24.10%
        2001 .............................     0.00%        26,572     6.599732         175,368       0.26%     -28.65%
        2000 .............................     0.00%         2,697     9.249730          24,947       0.00%      -7.50% 10/2/00

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.00%    10,900,245    12.348118     134,597,511       0.63%       0.63%
        2002 .............................     0.00%    13,460,393    12.271344     165,177,113       1.51%       1.21%
        2001 .............................     0.00%    11,115,360    12.124461     134,767,749       3.18%       3.60%
        2000 .............................     0.00%     6,735,623    11.702768      78,825,433       5.56%       6.03%
        1999 .............................     0.00%     4,602,015    11.037591      50,795,159       4.09%       4.85%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                            Investment
                                              Expense                  Unit        Contract        Income          Total
                                               Rate*      Units     Fair Value   Owners'Equity     Ratio**       Return***
                                             --------   ---------   ----------   -------------   ----------   ---------------
     Gartmore GVIT Nationwide(R)Leaders Fund - Class I
        2003..............................     0.00%       21,594   $10.598061    $   228,855       0.15%      25.38%
        2002..............................     0.00%       15,191     8.452459        128,401       1.19%     -15.48% 5/1/02

     Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
        2003..............................     0.00%       99,848    10.495857      1,047,990       0.04%      38.81%
        2002..............................     0.00%      103,027     7.561458        779,034       0.03%     -25.36%
        2001..............................     0.00%      124,500    10.130359      1,261,230       0.53%      -3.26%
        2000..............................     0.00%      114,604    10.471261      1,200,048       1.11%       7.61%
        1999..............................     0.00%       96,106     9.730781        935,186       0.88%      -3.07%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003..............................     0.00%      890,100    13.725736     12,217,278       0.00%      34.26%
        2002..............................     0.00%      741,006    10.222874      7,575,211       0.00%     -33.29%
        2001..............................     0.00%      479,685    15.323736      7,350,566       0.00%     -10.84%
        2000..............................     0.00%      220,651    17.186287      3,792,171       0.00%     -16.17%
        1999..............................     0.00%       32,108    20.501257        658,254       0.00%     105.01% 5/3/99

     Gartmore GVIT Small Cap Value Fund - Class I
        2003..............................     0.00%    2,161,994    20.194975     43,661,415       0.00%      56.85%
        2002..............................     0.00%    1,878,685    12.875081     24,188,222       0.01%     -27.16%
        2001..............................     0.00%    1,567,879    17.676405     27,714,464       0.04%      28.28%
        2000..............................     0.00%      731,305    13.779795     10,077,233       0.00%      11.20%
        1999..............................     0.00%      345,575    12.391945      4,282,346       0.00%      27.84%

     Gartmore GVIT Small Company Fund - Class I
        2003..............................     0.00%    1,696,669    17.229813     29,233,290       0.00%      41.01%
        2002..............................     0.00%    1,515,751    12.218656     18,520,440       0.00%     -17.33%
        2001..............................     0.00%    1,244,437    14.779740     18,392,455       0.13%      -6.70%
        2000..............................     0.00%      922,404    15.841678     14,612,427       0.02%       8.90%
        1999..............................     0.00%      393,286    14.547287      5,721,244       0.00%      44.02%

     Gartmore GVIT Total Return Fund - Class I
        2003..............................     0.00%    3,352,137    11.485510     38,501,003       0.59%      27.51%
        2002..............................     0.00%    3,234,937     9.007395     29,138,355       0.95%     -17.35%
        2001..............................     0.00%    3,002,565    10.898647     32,723,896       0.88%     -11.82%
        2000..............................     0.00%    2,459,963    12.359389     30,403,640       0.68%      -2.12%
        1999..............................     0.00%    1,852,310    12.627200     23,389,489       0.60%       6.94%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003..............................     0.00%      242,970    12.515174      3,040,812       0.00%      52.14%
        2002..............................     0.00%       48,858     8.226323        401,922       0.00%     -17.74% 5/1/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003..............................     0.00%      280,311    10.583316      2,966,620       0.00%      36.06%
        2002..............................     0.00%      279,292     7.778516      2,172,477       2.00%     -25.39%
        2001..............................     0.00%    1,687,489    10.425406     17,592,758       1.84%     -18.81%
        2000..............................     0.00%    1,172,113    12.840541     15,050,565       0.94%     -12.32%
        1999..............................     0.00%      595,841    14.645021      8,726,104       0.11%      22.92%

     GVIT Small Cap Growth Fund - Class II
        2000..............................     0.00%      100,000    17.186295      1,718,630       0.00%     -16.17%
        1999..............................     0.00%      100,000    20.501257      2,050,126       0.00%     157.84% 5/3/99

     J. P. Morgan GVIT Balanced Fund - Class I
        2003..............................     0.00%    1,222,571    10.864458     13,282,571       1.76%      18.41%
        2002..............................     0.00%    1,025,461     9.174983      9,408,587       2.28%     -12.31%
        2001..............................     0.00%      730,655    10.463220      7,645,004       2.54%      -3.67%
        2000..............................     0.00%      382,020    10.862308      4,149,619       3.36%      -0.35%
        1999..............................     0.00%      224,583    10.900657      2,448,102       3.80%       0.87%

     Janus AS - Balanced Portfolio - Service Shares
        2003..............................     0.00%       60,397    11.425728        690,080       2.34%      13.72%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003..............................     0.00%    3,484,342     6.508092     22,676,418       0.25%      20.23%
        2002..............................     0.00%    3,279,169     5.412895     17,749,797       0.32%     -15.93%
        2001..............................     0.00%    3,009,852     6.438372     19,378,547       1.01%     -21.83%
        2000..............................     0.00%    2,083,464     8.236248     17,159,926       1.22%     -17.64% 1/27/00

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income          Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ---------   ----------   --------------   ----------   ---------------
     Janus AS - Global Technology Portfolio - Service Shares
        2003..............................     0.00%    3,237,773   $ 3.569969     $11,558,749       0.00%      46.47%
        2002..............................     0.00%    3,153,932     2.437287       7,687,037       0.00%     -40.93%
        2001..............................     0.00%    2,757,839     4.126190      11,379,368       0.63%     -37.31%
        2000..............................     0.00%    1,878,974     6.582411      12,368,179       1.20%     -34.18% 1/27/00

     Janus AS - International Growth Portfolio - Service Shares
        2003..............................     0.00%    3,013,609     6.327527      19,068,692       1.02%      34.53%
        2002..............................     0.00%    2,935,440     4.703343      13,806,381       0.70%     -25.76%
        2001..............................     0.00%    2,646,977     6.335104      16,768,875       0.81%     -23.43%
        2000..............................     0.00%    1,639,208     8.273482      13,561,958       5.19%     -17.27% 1/27/00

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003..............................     0.00%        3,278    12.302260          40,327       0.30%      23.02% 5/1/03

     MAS GVIT Multi Sector Bond Fund - Class I
        2003..............................     0.00%      589,360    13.786437       8,125,175       5.42%      12.12%
        2002..............................     0.00%      574,913    12.296568       7,069,457       4.49%       7.21%
        2001..............................     0.00%    1,505,377    11.469927      17,266,564       6.01%       4.19%
        2000..............................     0.00%    1,105,931    11.008804      12,174,978       6.99%       5.65%
        1999..............................     0.00%      590,762    10.419701       6,155,563       5.75%       1.56%

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
        2003..............................     0.00%       38,925    11.597867         451,447       0.00%      15.98% 5/1/03

     MFS VIT - MFS Value Series - Initial Class
        2003..............................     0.00%       21,683    12.367820         268,171       0.00%      23.68% 5/1/03

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003..............................     0.00%       26,989    12.595173         339,931       0.00%      25.06%

     Neuberger Berman AMT - Guardian Portfolio
        2003..............................     0.00%      601,395    14.608014       8,785,187       0.89%      31.76%
        2002..............................     0.00%      568,694    11.086748       6,304,967       0.75%     -26.45%
        2001..............................     0.00%      527,509    15.073287       7,951,295       0.29%      -1.51%
        2000..............................     0.00%      253,627    15.303939       3,881,492       0.40%       1.13%
        1999..............................     0.00%      177,738    15.132896       2,689,691       0.21%      14.93%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003..............................     0.00%      116,918    10.100257       1,180,902      12.48%       1.00% 5/1/03

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003..............................     0.00%    1,575,959    13.526477      21,317,173       0.00%      28.07%
        2002..............................     0.00%    1,415,445    10.561769      14,949,603       0.00%     -29.34%
        2001..............................     0.00%    1,320,243    14.947072      19,733,767       0.00%     -24.64%
        2000..............................     0.00%      903,690    19.835316      17,924,977       0.00%      -7.46%
        1999..............................     0.00%      280,847    21.434231       6,019,739       0.00%      53.89%

     Neuberger Berman AMT - Partners Portfolio
        2003..............................     0.00%      883,657    11.219837       9,914,488       0.00%      35.09%
        2002..............................     0.00%      887,402     8.305600       7,370,406       0.54%     -24.14%
        2001..............................     0.00%      811,919    10.948898       8,889,618       0.33%      -2.83%
        2000..............................     0.00%      648,616    11.267369       7,308,196       0.65%       0.70%
        1999..............................     0.00%      582,704    11.188893       6,519,813       0.98%       7.37%

     Neuberger Berman AMT - Socially Responsive Portfolio
        2003..............................     0.00%       10,340    12.374746         127,955       0.00%      23.75% 5/1/03

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003..............................     0.00%    2,289,693    11.413972      26,134,492       0.00%      25.59%
        2002..............................     0.00%    2,165,861     9.088271      19,683,932       0.63%     -27.79%
        2001..............................     0.00%    1,900,037    12.586003      23,913,871       0.86%     -31.27%
        2000..............................     0.00%    1,531,755    18.311377      28,048,543       0.00%     -11.24%
        1999..............................     0.00%      431,151    20.629873       8,894,590       0.00%      83.60%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003..............................     0.00%    2,916,468    14.673413      42,794,539       0.38%      30.94%
        2002..............................     0.00%    2,688,225    11.205948      30,124,110       0.57%     -26.86%
        2001..............................     0.00%    2,119,767    15.320868      32,476,670       0.59%     -12.58%
        2000..............................     0.00%    1,394,931    17.524709      24,445,760       0.09%      -0.23%
        1999..............................     0.00%      618,285    17.565274      10,860,345       0.13%      41.66%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income          Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ---------   ----------   --------------   ----------   ---------------
     Oppenheimer Global Securities Fund/VA - Initial Class
        2003..............................     0.00%    1,978,401   $ 9.402230     $18,601,381       0.73%      43.02%
        2002..............................     0.00%    1,533,749     6.574074      10,082,979       0.55%     -22.13%
        2001..............................     0.00%      784,596     8.442846       6,624,223       0.39%     -12.04%
        2000..............................     0.00%      228,958     9.598100       2,197,562       0.00%      -4.02% 5/1/00

     Oppenheimer High Income Fund/VA - Initial Class
        2003..............................     0.00%      137,738    11.181817       1,540,161       0.00%      11.82% 5/1/03

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003..............................     0.00%    2,733,213    10.746526      29,372,545       0.90%      26.72%
        2002..............................     0.00%    2,347,711     8.480652      19,910,120       0.75%     -18.80%
        2001..............................     0.00%    1,858,823    10.443747      19,413,077       0.50%     -10.16%
        2000..............................     0.00%    1,325,991    11.624742      15,414,303       0.28%      -8.78%
        1999..............................     0.00%      460,733    12.743006       5,871,123       0.24%      21.71%

     Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
        2003..............................     0.00%       81,527    13.869971       1,130,777       0.00%      38.70% 5/1/03

     Putnam VT Growth & Income Fund - IB Shares
        2003..............................     0.00%       21,892    12.425216         272,013       0.00%      24.25% 5/1/03

     Putnam VT International Equity Fund - IB Shares
        2003..............................     0.00%       58,343    12.798803         746,721       0.00%      27.99% 5/1/03

     Putnam VT Voyager Fund - IB Shares
        2003..............................     0.00%       11,366    11.853879         134,731       0.00%      18.54% 5/1/03

     Strong GVIT Mid Cap Growth Fund - Class I
        2003..............................     0.00%    1,048,110    11.020618      11,550,820       0.00%      40.13%
        2002..............................     0.00%      863,328     7.864311       6,789,480       0.00%     -37.01%
        2001..............................     0.00%      781,507    12.485925       9,757,838       0.00%     -30.31%
        2000..............................     0.00%      569,923    17.915535      10,210,475       0.00%     -15.38%
        1999..............................     0.00%      211,257    21.171385       4,472,603       0.00%      84.75%

     Strong Opportunity Fund II, Inc.
        2003..............................     0.00%    1,535,336     9.536128      14,641,161       0.08%      37.01%
        2002..............................     0.00%    1,334,891     6.960374       9,291,341       0.50%     -26.82%
        2001..............................     0.00%      833,759     9.511087       7,929,954       0.65%      -3.70%
        2000..............................     0.00%      156,475     9.854316       1,541,954       0.00%      -1.23% 5/1/00

     Turner GVIT Growth Focus Fund - Class I
        2003..............................     0.00%      215,089     3.336873         717,725       0.00%      50.96%
        2002..............................     0.00%      156,451     2.210411         345,821       0.00%     -42.86%
        2001..............................     0.00%      105,096     3.868223         406,535       0.00%     -39.03%
        2000..............................     0.00%       12,379     6.344311          78,536       0.00%     -36.56% 10/2/00

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003..............................     0.00%      596,383    11.274461       6,723,897       0.11%      54.19%
        2002..............................     0.00%      596,497     7.312205       4,361,708       0.21%      -2.90%
        2001..............................     0.00%      527,543     7.530636       3,972,734       0.00%      -1.81%
        2000..............................     0.00%      408,641     7.669407       3,134,034       0.00%     -41.87%
        1999..............................     0.00%      194,066    13.192491       2,560,214       0.00%     100.28%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003..............................     0.00%      345,678    11.747435       4,060,830       0.41%      45.08%
        2002..............................     0.00%      244,054     8.097327       1,976,185       0.75%      -2.83%
        2001..............................     0.00%      171,698     8.333503       1,430,846       1.04%     -10.44%
        2000..............................     0.00%      138,471     9.305371       1,288,524       0.70%      11.40%
        1999..............................     0.00%       53,013     8.353043         442,820       0.82%      21.00%

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
        2003..............................     0.00%       12,470    10.233765         127,615       0.05%       2.34% 5/1/03

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003..............................     0.00%      310,596    15.869838       4,929,108       0.00%      27.86%
        2002..............................     0.00%      229,797    12.411489       2,852,123       8.74%       9.22%
        2001..............................     0.00%      135,438    11.363553       1,539,057      10.76%      10.10%
        2000..............................     0.00%      116,206    10.321107       1,199,375      13.84%      11.39%
        1999..............................     0.00%       62,633     9.266040         580,360      20.09%      29.37%

                                             Contract                                             Investment
                                             Expense                   Unit        Contract        Income        Total
                                              Rate*       Units     Fair Value   Owners' Equity    Ratio**     Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Van Kampen UIF - Mid Cap Growth Portfolio
        2003..............................     0.00%      308,361   $ 5.994500    $ 1,848,470        0.00%       41.76%
        2002..............................     0.00%      282,160     4.228519      1,193,119        0.00%      -31.16%
        2001..............................     0.00%      197,987     6.142256      1,216,087        0.00%      -29.31%
        2000..............................     0.00%       38,928     8.689212        338,254        0.00%      -13.11% 5/1/00

     Van Kampen UIF - U.S.Real Estate Portfolio
        2003..............................     0.00%    1,225,582    16.388129     20,084,996        0.00%       37.51%
        2002..............................     0.00%    1,098,781    11.917684     13,094,925        4.01%       -0.79%
        2001..............................     0.00%      636,426    12.012213      7,644,885        5.40%        9.84%
        2000..............................     0.00%      320,762    10.935907      3,507,823        8.01%        4.31%
        1999..............................     0.00%      146,473     8.539870      1,250,860        4.73%       -3.37%

     The BEST of AMERICA(R)Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier ((0.10%)

     AIM VIF Basic Value Fund - Series I
              2003........................     0.10%          173    13.147350          2,274        0.06%       33.49%

     AIM VIF Capital Development Fund - Series I
        2003..............................     0.10%        1,045    13.277382         13,875        0.00%       35.22%

     Alliance VPS Growth & Income Portfolio - Class A
        2003..............................     0.10%        8,268    13.264628        109,672        0.51%       32.37%

     American Century VP Income & Growth Fund - Class I
        2003..............................     0.10%       44,282     9.802103        434,057        1.28%       29.22%
        2002..............................     0.10%      483,390     7.585400      3,666,707        1.00%      -19.45%
        2001..............................     0.10%      559,907     9.417116      5,272,709        0.85%       -8.44%
        2000..............................     0.10%      540,359    10.285709      5,557,975        0.48%      -10.70%
        1999..............................     0.10%       55,124    11.518727        634,958        0.01%       15.19% 4/1/99

     American Century VP International Fund - Class I
        2003..............................     0.10%      860,133     9.303615      8,002,346        0.73%       24.39%
        2002..............................     0.10%    1,065,487     7.479659      7,969,479        0.78%      -20.45%
        2001..............................     0.10%    1,067,581     9.402604     10,038,041        0.08%      -29.24%
        2000..............................     0.10%      619,313    13.288939      8,230,013        0.10%      -16.91%
        1999..............................     0.10%          218    15.993145          3,487        0.00%       59.93% 4/1/99

     American Century VP Ultra Fund - Class I
        2003..............................     0.10%          865    10.023142          8,670        0.00%       24.77%
        2002..............................     0.10%        3,004     8.033091         24,131        0.66%      -19.67% 5/1/02

     American Century VP Value Fund - Class I
        2003..............................     0.10%       68,891    15.388111      1,060,102        1.04%       28.83%
        2002..............................     0.10%      455,713    11.944573      5,443,297        0.75%      -12.71%
        2001..............................     0.10%      350,055    13.683342      4,789,922        0.60%       12.71%
        2000..............................     0.10%      124,532    12.140456      1,511,875        0.62%       18.02%
        1999..............................     0.10%          946    10.286399          9,731        0.69%        2.86% 4/1/99

     Baron Capital Asset Trust
        2003..............................     0.10%       13,790    12.603456        173,802        0.00%       29.88%

     Calvert Social Equity Portfolio
        2003..............................     0.10%        1,026    12.560357         12,887        0.01%       22.05%

     Comstock GVIT Value Fund - Class I
        2003..............................     0.10%      233,799     8.859580      2,071,361        1.34%       31.30%
        2002..............................     0.10%      211,612     6.747487      1,427,849        1.34%      -25.22%
        2001..............................     0.10%      205,053     9.022847      1,850,162        1.63%      -12.24%

     Credit Suisse Trust - Large Cap
        Value Portfolio
        2003..............................     0.10%        9,715    11.248621        109,280        0.76%       25.04%
        2002..............................     0.10%       15,615     8.996113        140,474        0.76%      -23.17%
        2001..............................     0.10%       25,873    11.709370        302,957        0.00%        0.84%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003..............................     0.10%      216,768    15.847726      3,435,280        0.50%       34.52%
        2002..............................     0.10%      185,632    11.781293      2,186,985        0.45%      -15.39%
        2001..............................     0.10%      170,502    13.923857      2,374,045        0.55%       -1.40%
        2000..............................     0.10%       97,058    14.122042      1,370,657        0.66%       15.09%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                              Investment
                                             Expense                    Unit        Contract        Income        Total
                                              Rate*       Units      Fair Value   Owners' Equity    Ratio**     Return***
                                             --------   ---------   -----------   --------------   ----------   ---------
     Dreyfus IP - European Equity Portfolio
        2001..............................     0.10%       40,585   $ 9.087189     $   368,804        0.79%      -28.20%
        2000..............................     0.10%       36,592    12.656379         463,122        0.38%       -2.10%

     Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
        2003..............................     0.10%       98,265    13.128294       1,290,052        1.02%       31.59%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003..............................     0.10%      220,855    10.557229       2,331,617        0.27%       37.64%
        2002..............................     0.10%      173,580     7.670098       1,331,376        0.29%      -23.30% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
        2003..............................     0.10%       85,500     7.531118         643,911        0.11%       25.88%
        2002..............................     0.10%      103,586     5.982920         619,747        0.22%      -29.02%
        2001..............................     0.10%      112,446     8.428546         947,756        0.08%      -22.65%
        2000..............................     0.10%       42,696    10.896922         465,255        1.06%      -11.12%

     Dreyfus Stock Index Fund
        2003..............................     0.10%    1,165,447     9.037627      10,532,875        1.54%       28.23%
        2002..............................     0.10%    3,024,447     7.047709      21,315,422        1.45%      -22.44%
        2001..............................     0.10%    2,163,531     9.086757      19,659,480        1.14%      -12.27%
        2000..............................     0.10%    4,975,884    10.357445      51,537,445        1.01%       -9.37%
        1999..............................     0.10%    1,242,820    11.428481      14,203,545        1.02%       14.28% 4/1/99

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003..............................     0.10%       55,181     9.714448         536,053        1.18%       21.05%
        2002..............................     0.10%      471,098     8.025278       3,780,692        1.22%      -16.80%
        2001..............................     0.10%      285,642     9.645425       2,755,138        0.90%       -9.40%
        2000..............................     0.10%      498,451    10.646157       5,306,588        0.82%       -2.10%
        1999..............................     0.10%      117,874    10.726699       1,264,399        1.00%        7.27% 4/1/99

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003..............................     0.10%       64,009    12.854570         822,808        2.67%       36.22%
        2002..............................     0.10%       23,131     9.436677         218,280        0.37%       -5.63% 9/3/02

     Federated GVIT High Income Bond Fund - Class I
        2003..............................     0.10%       22,729    11.959792         271,834        7.99%       22.15%
        2002..............................     0.10%      383,942     9.791148       3,759,233       10.09%        3.12%
        2001..............................     0.10%      226,888     9.494719       2,154,238       11.31%        4.11%
        2000..............................     0.10%    1,268,447     9.119705      11,567,862        9.51%       -8.37%
        1999..............................     0.10%      594,118     9.952512       5,912,967        6.75%       -0.47% 4/1/99

     Federated Quality Bond Fund II - Primary Shares
        2003..............................     0.10%      711,865    13.404948       9,542,513        3.30%        4.54%
        2002..............................     0.10%    1,174,189    12.822629      15,056,190        3.20%        9.20%
        2001..............................     0.10%    1,268,418    11.742610      14,894,538        2.92%        7.91%
        2000..............................     0.10%    4,027,297    10.882300      43,826,254        0.89%       10.34%
        1999..............................     0.10%    1,129,926     9.862542      11,143,943        0.00%       -1.37% 5/3/99

     Fidelity(R) VIP - Equity-Income Portfolio:Service Class
        2003..............................     0.10%      318,394    11.496883       3,660,539        1.66%       30.09%
        2002..............................     0.10%    1,076,277     8.837687       9,511,799        1.50%      -17.08%
        2001..............................     0.10%      358,181    10.658123       3,817,537        1.13%       -5.18%
        2000..............................     0.10%      215,028    11.240819       2,417,091        1.23%        8.20%
        1999..............................     0.10%       59,030    10.389282         613,279        0.89%        3.89% 4/1/99

     Fidelity(R) VIP - Growth Portfolio:Service Class
        2003..............................     0.10%    1,108,591     8.477377       9,397,944        0.18%       32.65%
        2002..............................     0.10%    1,133,702     6.390869       7,245,341        0.14%      -30.27%
        2001..............................     0.10%    1,700,271     9.164946      15,582,892        0.00%      -17.81%
        2000..............................     0.10%    1,184,884    11.150661      13,212,240        0.07%      -11.16%

     Fidelity(R) VIP - High Income Portfolio:Service Class
        2003..............................     0.10%      674,902     9.188481       6,201,324        6.36%       26.84%
        2002..............................     0.10%      844,975     7.243970       6,120,974        9.18%        3.51%
        2001..............................     0.10%      630,396     6.998020       4,411,524       13.22%      -11.98%
        2000..............................     0.10%      591,491     7.950841       4,702,851        6.11%      -22.69%

                                                                     (Continued)

                                             Contract                                               Investment
                                             Expense                  Unit          Contract          Income      Total
                                              Rate*       Units     Fair Value    Owners' Equity      Ratio**    Return***
                                             --------   ---------   -----------   --------------    ----------   ---------
     Fidelity(R) VIP - Overseas Portfolio:Service Class
        2003 .............................     0.10%      100,484    $ 9.962776    $ 1,001,100        0.63%       43.06%
        2002 .............................     0.10%      191,072      6.964010      1,330,627        0.64%      -20.42%
        2001 .............................     0.10%      108,597      8.751211        950,355        5.46%      -21.35%
        2000 .............................     0.10%      171,286     11.126859      1,905,875        1.16%      -19.23%
        1999 .............................     0.10%          490     13.776193          6,750        0.30%       37.76% 4/1/99

     Fidelity(R) VIP II - Contrafund Portfolio:Service Class
        2003 .............................     0.10%      200,777     11.086093      2,225,832        0.30%       28.22%
        2002 .............................     0.10%      166,146      8.645878      1,436,478        0.69%       -9.51%
        2001 .............................     0.10%      215,109      9.555012      2,055,369        0.61%      -12.45%
        2000 .............................     0.10%      209,278     10.913660      2,283,989        0.26%       -6.81%

     Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class
        2003 .............................     0.10%       17,795      7.538466        134,147        0.59%       29.53%
        2002 .............................     0.10%       37,306      5.819798        217,113        0.93%      -21.99%
        2001 .............................     0.10%       43,809      7.460705        326,846        0.23%      -14.52%
        2000 .............................     0.10%        3,187      8.728402         27,817        1.03%      -17.26%

     Fidelity(R) VIP III - Value Strategies Portfolio:Service Class
        2003 .............................     0.10%        9,280     11.829409        109,777        0.00%       57.63%

     Franklin Templeton VIPT - Templeton Foreign Securities Fund -Class 2
        2003 .............................     0.10%      172,783     12.525565      2,164,205        1.96%       32.08%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.10%       47,949     11.535602        553,121        0.61%       65.10%
        2002 .............................     0.10%       32,769      6.987132        228,961        0.23%      -15.31%
        2001 .............................     0.10%        4,374      8.250608         36,088        0.24%       -5.28%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.10%        4,317     12.234704         52,817        1.08%       41.31%
        2002 .............................     0.10%        1,597      8.658094         13,827        0.02%      -13.42% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.10%        8,967     11.381435        102,057        0.00%       36.56%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.10%      111,866      3.051579        341,368        0.00%       55.08%
        2002 .............................     0.10%      109,706      1.967806        215,880        0.67%      -42.84%
        2001 .............................     0.10%       26,875      3.442527         92,518        0.00%      -42.78%

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.10%        1,184     10.754365         12,733        1.02%       23.93%
        2002 .............................     0.10%          200      8.678027          1,736        0.61%      -13.22% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.10%      112,900     13.460973      1,519,744        3.25%        1.90%
        2002 .............................     0.10%    1,835,772     13.210181     24,250,880        4.66%       10.87%
        2001 .............................     0.10%    1,008,673     11.914756     12,018,093        5.61%        7.15%
        2000 .............................     0.10%      304,223     11.120055      3,382,976        6.29%       12.43%
        1999 .............................     0.10%       59,316      9.890955        586,692        6.57%       -1.09% 4/1/99

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.10%       27,011      5.134813        138,696        0.02%       32.61%
        2002 .............................     0.10%      278,378      3.872224      1,077,942        0.00%      -28.79%
        2001 .............................     0.10%      242,722      5.437881      1,319,893        0.00%      -28.21%
        2000 .............................     0.10%      587,392      7.574275      4,449,069        0.19%      -26.61%
        1999 .............................     0.10%      234,561     10.320007      2,420,671        0.69%        3.20% 4/1/99

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.10%       23,514     10.965564        257,844        1.57%       31.74%
        2002 .............................     0.10%        4,815      8.323942         40,080        0.86%      -16.76% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.10%       13,104     10.824110        141,839        2.59%        7.80%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.10%        1,913     10.951794         20,951        2.05%       19.93%

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.10%        6,422     10.981133         70,521        1.61%       26.52%
        2002 .............................     0.10%        6,436      8.679579         55,862        1.05%      -13.20% 1/25/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.10%         2,011   $10.942135    $     22,005       2.33%       13.58%

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.10%        40,966     6.771174         277,388       0.00%       35.49%
        2002 .............................     0.10%        15,806     4.997657          78,993       0.00%      -24.18%
        2001 .............................     0.10%         6,321     6.591491          41,665       0.26%      -28.72%

     Gartmore GVIT Money Market Fund - Class I
        2002 .............................     0.10%     1,193,207    11.481201      13,699,449       1.51%        1.11%
        2001 .............................     0.10%    14,433,921    11.355131     163,899,064       3.18%        3.50%
        2000 .............................     0.10%     8,179,266    10.971228      89,736,592       5.56%        5.92%
        1999 .............................     0.10%     4,669,469    10.357933      48,366,047       4.09%        3.58% 3/31/99

     Gartmore GVIT Money Market Fund - Class V
        2003 .............................     0.10%     8,030,895    10.081195      80,961,019       0.70%        0.61%
        2002 .............................     0.10%    11,193,504    10.020530     112,164,843       0.28%        0.21% 10/21/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 .............................     0.10%         8,556    10.580391          90,526       0.15%       25.26%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 .............................     0.10%         6,148    10.638965          65,408       0.04%       38.67%
        2002 .............................     0.10%        68,838     7.672215         528,140       0.03%      -25.43%
        2001 .............................     0.10%        43,765    10.289042         450,300       0.53%       -3.35%
        2000 .............................     0.10%           505    10.645991           5,376       1.11%        7.50%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     0.10%        81,334    13.661888       1,111,176       0.00%       34.13%
        2002 .............................     0.10%        65,945    10.185475         671,681       0.00%      -33.35%
        2001 .............................     0.10%        38,878    15.282975         594,172       0.00%      -10.93%
        2000 .............................     0.10%        29,192    17.157856         500,872       0.00%      -16.25%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     0.10%       270,768    21.773115       5,895,463       0.00%       56.70%
        2002 .............................     0.10%       280,707    13.895068       3,900,443       0.01%      -27.24%
        2001 .............................     0.10%       270,154    19.095903       5,158,835       0.04%       28.15%
        2000 .............................     0.10%       222,101    14.901350       3,309,605       0.00%       11.09%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     0.10%       334,150    17.478961       5,840,595       0.00%       40.87%
        2002 .............................     0.10%       388,032    12.407717       4,814,591       0.00%      -17.41%
        2001 .............................     0.10%       358,315    15.023475       5,383,136       0.13%       -6.80%
        2000 .............................     0.10%     1,331,219    16.119172      21,458,148       0.02%        8.79%
        1999 .............................     0.10%       434,818    14.816849       6,442,633       0.00%       48.17% 4/1/99

     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     0.10%    19,180,432     9.493288     182,085,365       0.59%       27.38%
        2002 .............................     0.10%    16,109,248     7.452447     120,053,317       0.95%      -17.44%
        2001 .............................     0.10%     9,361,607     9.026234      84,500,055       0.88%      -11.91%
        2000 .............................     0.10%        43,448    10.246333         445,183       0.68%       -2.22%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     0.10%        36,540    12.494332         456,543       0.00%       51.98%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 .............................     0.10%        11,041     8.565807          94,575       0.00%       35.92%
        2002 .............................     0.10%        44,257     6.301972         278,906       2.00%      -25.46%
        2001 .............................     0.10%        33,960     8.454886         287,128       1.84%      -18.89%
        2000 .............................     0.10%       141,948    10.424035       1,479,671       0.94%      -12.41%
        1999 .............................     0.10%        52,708    11.900760         627,265       0.11%       19.01% 4/1/99

     Goldman Sachs VIT Mid Cap Value Fund
        2003 .............................     0.10%           855    12.680880          10,842       1.72%       28.26%

     J. P. Morgan GVIT Balanced Fund - Class I
        2003 .............................     0.10%        19,620     9.907971         194,394       1.76%       18.30%
        2002 .............................     0.10%       192,540     8.375591       1,612,636       2.28%      -12.40%
        2001 .............................     0.10%       113,898     9.561159       1,088,997       2.54%       -3.77%
        2000 .............................     0.10%       148,185     9.935839       1,472,342       3.36%       -0.45%
        1999 .............................     0.10%        59,518     9.980828         594,039       3.80%       -0.19% 4/1/99

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Janus AS - Balanced Portfolio - Service Shares
        2003 .............................     0.10%         8,186   $11.410593     $    93,407       2.34%       13.61%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     0.10%       178,232     6.482555       1,155,399       0.25%       20.11%
        2002 .............................     0.10%       182,330     5.397045         984,043       0.32%      -16.01%
        2001 .............................     0.10%       242,326     6.425959       1,557,177       1.01%      -21.91%
        2000 .............................     0.10%        75,935     8.228654         624,843       1.22%      -17.71% 1/27/00

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.10%       272,134     3.555943         967,693       0.00%       46.33%
        2002 .............................     0.10%       293,034     2.430136         712,112       0.00%      -40.99%
        2001 .............................     0.10%       422,625     4.118218       1,740,462       0.63%      -37.38%
        2000 .............................     0.10%       157,837     6.576328       1,037,988       1.20%      -34.24% 1/27/00

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.10%       176,234     6.302712       1,110,752       1.02%       34.40%
        2002 .............................     0.10%       520,482     4.689573       2,440,838       0.70%      -25.83%
        2001 .............................     0.10%       498,186     6.322889       3,149,975       0.81%      -23.51%
        2000 .............................     0.10%       230,451     8.265856       1,904,875       5.19%      -17.34% 1/27/00

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.10%         3,251    13.400762          43,566       5.42%       12.00%
        2002 .............................     0.10%       479,688    11.964522       5,739,238       4.49%        7.10%
        2001 .............................     0.10%       246,281    11.171361       2,751,294       6.01%        4.08%
        2000 .............................     0.10%       271,955    10.733031       2,918,901       6.99%        5.55%
        1999 .............................     0.10%       232,330    10.168791       2,362,515       5.75%        1.69% 4/1/99

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.10%         1,074    12.578474          13,509       0.00%       24.94%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.10%        21,062    10.538218         221,956       0.89%       31.63%
        2002 .............................     0.10%        67,810     8.005967         542,885       0.75%      -26.52%
        2001 .............................     0.10%       136,520    10.895640       1,487,473       0.29%       -1.61%
        2000 .............................     0.10%        57,098    11.073505         632,275       0.40%        1.03%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.10%       392,036     9.884865       3,875,223       0.00%       27.94%
        2002 .............................     0.10%       687,560     7.726029       5,312,108       0.00%      -29.41%
        2001 .............................     0.10%       570,922    10.944879       6,248,672       0.00%      -24.72%
        2000 .............................     0.10%       391,150    14.538915       5,686,897       0.00%       -7.55%
        1999 .............................     0.10%        44,838    15.726546         705,147       0.00%       57.27% 4/1/99

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.10%         6,882    10.476169          72,097       0.00%       34.95%
        2002 .............................     0.10%        29,344     7.762839         227,793       0.54%      -24.22%
        2001 .............................     0.10%        14,582    10.243656         149,373       0.33%       -2.92%

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.10%         5,997    13.170159          78,981       0.57%       32.62%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.10%       588,192     9.150815       5,382,436       0.00%       25.46%
        2002 .............................     0.10%     1,125,894     7.293537       8,211,750       0.63%      -27.86%
        2001 .............................     0.10%     1,417,226    10.110661      14,329,092       0.86%      -31.34%
        2000 .............................     0.10%       827,728    14.724854      12,188,174       0.00%      -11.33%
        1999 .............................     0.10%           850    16.605768          14,115       0.00%       66.06% 4/1/99

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.10%       882,196    11.008811       9,711,929       0.38%       30.81%
        2002 .............................     0.10%       969,758     8.415727       8,161,219       0.57%      -26.93%
        2001 .............................     0.10%       997,036    11.517595      11,483,457       0.59%      -12.66%
        2000 .............................     0.10%       533,112    13.187632       7,030,485       0.09%       -0.33%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.10%       441,202     9.367798       4,133,091       0.73%       42.88%
        2002 .............................     0.10%       769,291     6.556537       5,043,885       0.55%      -22.21%
        2001 .............................     0.10%       235,861     8.428773       1,988,019       0.39%      -12.12%
        2000 .............................     0.10%       145,609     9.591764       1,396,647       0.00%       -4.08% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.10%      236,533    $ 9.853529     $2,330,685        0.90%       26.59%
        2002 .............................     0.10%      322,290      7.783700      2,508,609        0.75%      -18.88%
        2001 .............................     0.10%      200,772      9.595068      1,926,421        0.50%      -10.25%
        2000 .............................     0.10%      209,160     10.690852      2,236,099        0.28%       -8.87%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.10%      456,933     10.421178      4,761,780        1.22%        2.24%

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.10%       24,527     11.276054        276,568        2.35%        8.75%

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.10%        4,202     10.847595         45,582        2.71%        4.94%

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.10%       82,218     13.752414      1,130,696        5.84%       32.65%

     Royce Capital Fund - Micro Cap
        2003 .............................     0.10%       76,384     15.072020      1,151,261        0.00%       49.01%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.10%      121,377      8.529042      1,035,230        0.00%       39.99%
        2002 .............................     0.10%      509,655      6.092407      3,105,026        0.00%      -37.08%
        2001 .............................     0.10%      481,759      9.682440      4,664,603        0.00%      -30.38%
        2000 .............................     0.10%      499,194     13.906958      6,942,270        0.00%      -15.46%
        1999 .............................     0.10%      240,293     16.450708      3,952,990        0.00%       64.51% 4/1/99

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.10%      223,707      9.501191      2,125,483        0.08%       36.87%
        2002 .............................     0.10%      226,501      6.941814      1,572,328        0.50%      -26.89%
        2001 .............................     0.10%      282,804      9.495237      2,685,291        0.65%       -3.80%
        2000 .............................     0.10%      285,161      9.847803      2,808,209        0.00%       -1.30% 5/1/00

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.10%       19,960     12.663048        252,754        1.80%       25.05%
        2002 .............................     0.10%          512     10.126777          5,185        0.77%        1.27% 9/3/02

     T. Rowe Price Mid Cap Growth Portfolio - II
        2003 .............................     0.10%      168,799     14.145535      2,387,752        0.00%       37.95%
        2002 .............................     0.10%          844     10.253796          8,654        0.00%        2.54% 9/3/02

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.10%       32,705      3.326027        108,778        0.00%       50.81%
        2002 .............................     0.10%       45,497      2.205430        100,340        0.00%      -42.91%
        2001 .............................     0.10%       10,063      3.863379         38,877        0.00%      -39.09%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.10%       26,838     15.353127        412,047        0.11%       54.03%
        2002 .............................     0.10%       63,522      9.967428        633,151        0.21%       -3.00%
        2001 .............................     0.10%       53,871     10.275468        553,550        0.00%       -1.91%
        2000 .............................     0.10%       16,342     10.475365        171,188        0.00%      -41.92%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.10%        7,570     16.424776        124,336        0.41%       44.93%
        2002 .............................     0.10%       10,722     11.332655        121,509        0.75%       -2.93%
        2001 .............................     0.10%        5,578     11.674866         65,122        1.04%      -10.53%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.10%       11,686     20.632384        241,110        0.00%       27.74%
        2002 .............................     0.10%        2,680     16.152298         43,288        8.74%        9.11%
        2001 .............................     0.10%          147     14.803302          2,176       10.76%        9.99%
        2000 .............................     0.10%        1,276     13.458822         17,173       13.84%       11.28%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 .............................     0.10%       22,063      5.972526        131,772        0.00%       41.62%
        2002 .............................     0.10%       63,481      4.217224        267,714        0.00%      -31.23%
        2001 .............................     0.10%       83,050      6.132002        509,263        0.00%      -29.38%
        2000 .............................     0.10%       49,713      8.683462        431,681        0.00%      -13.17% 5/1/00

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ..........................     0.10%      189,968   $19.365338     $ 3,678,795       0.00%       37.37%
           2002 ..........................     0.10%      346,576    14.096819       4,885,619       4.01%       -0.89%
           2001 ..........................     0.10%      255,847    14.222851       3,638,874       5.40%        9.73%
           2000 ..........................     0.10%       23,692    12.961511         307,084       8.01%        4.28% 9/21/00

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.20%)

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.20%        4,973    13.129953          65,295       0.06%       33.36%

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.20%          288    13.259800           3,819       0.00%       35.09%

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.20%        5,515    13.247066          73,058       0.51%       32.24%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.20%      166,512     9.621502       1,602,096       1.28%       29.09%

        American Century VP International Fund - Class I
           2003 ..........................     0.20%      384,244     7.337502       2,819,391       0.73%       24.26%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.20%        1,924    10.006426          19,252       0.00%       24.65%

        American Century VP Value Fund - Class I
           2003 ..........................     0.20%      190,981    13.355894       2,550,722       1.04%       28.70%

        Baron Capital Asset Trust
           2003 ..........................     0.20%      276,028    12.586755       3,474,297       0.00%       29.75%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.20%        7,421     8.794319          65,263       1.34%       31.17%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.20%        7,043     7.096703          49,982       0.00%       47.36%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.20%        9,647     8.456964          81,584       0.49%       32.82%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ..........................     0.20%       20,469    10.326271         211,368       0.76%       24.91%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.20%      280,100    12.010005       3,364,002       0.50%       34.38%

        Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
           2003 ..........................     0.20%        8,456    13.110902         110,866       1.02%       31.46%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.20%       13,371    10.539624         140,925       0.27%       37.50%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ..........................     0.20%       15,093     6.898125         104,113       0.11%       25.75%

        Dreyfus Stock Index Fund
           2003 ..........................     0.20%    3,957,858     8.740894      34,595,217       1.54%       28.11%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ..........................     0.20%      265,908     9.095533       2,418,575       1.18%       20.93%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2003 ..........................     0.20%      611,687    12.837546       7,852,560       2.67%       36.08%

        Federated GVIT High Income Bond Fund - Class I
           2003 ..........................     0.20%      777,021    13.465993      10,463,359       7.99%       22.03%

        Federated Quality Bond Fund II - Primary Shares
           2003 ..........................     0.20%      705,554    13.342573       9,413,906       3.30%        4.44%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ..........................     0.20%      141,957    10.629864       1,508,984       1.66%       29.96%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2003 ..........................     0.20%      595,465     7.595988       4,523,145       0.18%       32.52%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2003 ..........................     0.20%       87,435    11.765514       1,028,718       6.36%       26.72%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2003 .............................     0.20%      315,760   $ 8.947944     $ 2,825,403       0.63%       42.92%

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class
        2003 .............................     0.20%      143,092    10.466376       1,497,655       0.30%       28.10%

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
        2003 .............................     0.20%       13,277     8.678086         115,219       0.59%       29.40%

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     0.20%          973    11.809676          11,491       0.00%       57.47%

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
        2003 .............................     0.20%      155,351    12.508977       1,943,282       1.96%       31.95%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.20%       21,189    11.498175         243,635       0.61%       64.93%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.20%        8,215    12.214302         100,340       1.08%       41.17%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.20%        4,437    11.362461          50,415       0.00%       36.42%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.20%       78,739     3.041648         239,496       0.00%       54.92%

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.20%       12,612    10.736432         135,408       1.02%       23.80%

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.20%    1,095,538    12.295487      13,470,173       3.25%        1.80%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.20%       40,423     6.605859         267,029       0.02%       32.47%

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.20%        2,814    10.944415          30,798       1.57%       31.60%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.20%        1,756    10.803228          18,970       2.59%        7.69%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.20%        4,545    10.930659          49,680       2.05%       19.81%

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.20%        5,607    10.959933          61,452       1.61%       26.39%

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.20%        3,486    10.921034          38,071       2.33%       13.47%

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.20%        8,703     6.749218          58,738       0.00%       35.35%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.20%      221,572    10.540982       2,335,586       0.63%        0.42%

     Gartmore GVIT Money Market Fund - Class V
        2003 .............................     0.20%    6,564,517    10.069143      66,099,060       0.70%        0.50%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 .............................     0.20%        1,086    10.562758          11,471       0.15%       25.13%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 .............................     0.20%        9,101    10.583982          96,325       0.04%       38.53%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     0.20%      108,065    13.598245       1,469,494       0.00%       34.00%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     0.20%      234,794    15.661984       3,677,340       0.00%       56.54%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     0.20%      126,604    11.795728       1,493,386       0.00%       40.73%

     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     0.20%       20,659     9.292141         191,966       0.59%       27.26%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     0.20%        5,224   $12.473517     $    65,162       0.00%       51.83%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 .............................     0.20%        3,219     8.453981          27,213       0.00%       35.79%

     Goldman Sachs VIT Mid Cap Value Fund
        2003 .............................     0.20%      528,186    12.664093       6,688,997       1.72%       28.13%

     J. P. Morgan GVIT Balanced Fund - Class I
        2003 .............................     0.20%      104,019    10.067605       1,047,222       1.76%       18.18%

     Janus AS - Balanced Portfolio - Service Shares
        2003 .............................     0.20%        5,017    11.395477          57,171       2.34%       13.49%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     0.20%      262,941     6.457142       1,697,847       0.25%       19.99%

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.20%      102,131     3.541982         361,746       0.00%       46.18%

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.20%      245,144     6.277993       1,539,012       1.02%       34.26%

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.20%        9,884    12.870615         127,213       5.42%       11.89%

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.20%        1,829    12.561832          22,976       0.00%       24.81%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.20%       30,298     9.787595         296,545       0.89%       31.50%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.20%      274,225     7.237810       1,984,788       0.00%       27.81%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.20%       14,991    10.479833         157,103       0.00%       34.82%

     One Group(R) IT Mid Cap Growth Portfolio
        2003 .............................     0.20%        4,483    12.785745          57,318       0.00%       26.89%

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.20%        7,236    13.153260          95,177       0.57%       32.49%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.20%      163,694     6.360255       1,041,136       0.00%       25.34%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.20%      710,846     8.592296       6,107,799       0.38%       30.68%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.20%       78,177     9.333505         729,665       0.73%       42.73%

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.20%       50,314     9.386344         472,265       0.90%       26.47%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.20%    1,032,781    10.407346      10,748,509       1.22%        2.14%

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.20%       41,728    11.260965         469,898       2.35%        8.64%

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.20%      805,938    10.833078       8,730,789       2.71%        4.83%

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.20%       38,729    13.734162         531,910       5.84%       32.52%

     Royce Capital Fund - Micro Cap
        2003 .............................     0.20%       58,726    15.052067         883,948       0.00%       48.87%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.20%      155,794     6.935054       1,080,440       0.00%       39.85%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.20%      202,631     9.466409       1,918,188       0.08%       36.73%

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.20%      546,267    12.646299       6,908,256       1.80%       24.92%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**     Return***
                                             --------   -------   ----------   --------------    ----------   ----------
     T. Rowe Price Mid Cap Growth Portfolio - II
        2003..............................     0.20%    473,916   $14.126799     $6,694,916        0.00%        37.82%

     Turner GVIT Growth Focus Fund - Class I
        2003..............................     0.20%     17,434     3.315211         57,797        0.00%        50.66%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003..............................     0.20%      6,811    14.249147         97,051        0.11%        53.88%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003..............................     0.20%     17,418    14.048159        244,691        0.41%        44.79%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003..............................     0.20%      3,595    15.787831         56,757        0.00%        27.61%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003..............................     0.20%     70,714     5.950642        420,794        0.00%        41.48%

     Van Kampen UIF - U.S.Real Estate Portfolio
        2003..............................     0.20%     40,136    15.786980        633,626        0.00%        37.24%

The BEST of AMERICA(R)Corporate Variable Universal Life Series(SM)
   Reduced Fee Tier (0.25%)

     AIM VIF Basic Value Fund - Series I
        2003..............................     0.25%      1,947    13.121262         25,547        0.06%        33.29%

     AIM VIF Capital Development Fund - Series I
        2003..............................     0.25%      2,553    13.251011         33,830        0.00%        35.02%

     Alliance VPS Growth & Income Portfolio - Class A
        2003..............................     0.25%    278,219    13.238290      3,683,144        0.51%        32.17%

     American Century VP Income & Growth Fund - Class I
        2003..............................     0.25%    225,657     9.606659      2,167,810        1.28%        29.03%
        2002..............................     0.25%      1,435     7.445299         10,684        1.00%       -19.57%

     American Century VP International Fund - Class I
        2003..............................     0.25%    674,427     7.326221      4,941,001        0.73%        24.20%
        2002..............................     0.25%     49,356     5.898746        291,139        0.78%       -20.57%

     American Century VP Ultra Fund - Class I
        2003..............................     0.25%    138,103     9.998079      1,380,765        0.00%        24.59%

     American Century VP Value Fund - Class I
        2003..............................     0.25%    248,298    13.335325      3,311,135        1.04%        28.64%
        2002..............................     0.25%     90,011    10.366670        933,114        0.75%       -12.84%

     Baron Capital Asset Trust
        2003..............................     0.25%     17,272    12.578424        217,255        0.00%        29.69%

     Comstock GVIT Value Fund - Class I
        2003..............................     0.25%      3,887     8.780739         34,131        1.34%        31.11%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003..............................     0.25%     30,888     7.085747        218,865        0.00%        47.29%
        2002..............................     0.25%      1,104     4.810802          5,311        0.00%       -34.32%

     Credit Suisse Trust - International Focus Portfolio
        2003..............................     0.25%     17,161     8.443905        144,906        0.49%        32.76%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003..............................     0.25%     15,477    10.310367        159,574        0.76%        24.85%
        2002..............................     0.25%      5,253     8.258105         43,380        0.76%       -23.29%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003..............................     0.25%     70,843    11.991494        849,513        0.50%        34.31%
        2002..............................     0.25%      1,993     8.927901         17,793        0.45%       -15.51%

     Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
        2003..............................     0.25%        647    13.102225          8,477        1.02%        31.39%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003..............................     0.25%    145,429    10.530847      1,531,491        0.27%        37.44%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
        2003..............................     0.25%       71,544   $ 6.887482     $   492,758       0.11%       25.69%
        2002..............................     0.25%          425     5.479795           2,329       0.22%      -29.12%

     Dreyfus Stock Index Fund
        2003..............................     0.25%    4,843,218     8.727408      42,268,740       1.54%       28.04%
        2002..............................     0.25%      529,695     6.815999       3,610,401       1.45%      -22.56%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003..............................     0.25%      487,461     9.081512       4,426,883       1.18%       20.87%
        2002..............................     0.25%       48,950     7.513649         367,793       1.22%      -16.92%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003..............................     0.25%      561,722    12.829044       7,206,356       2.67%       36.02%

     Federated GVIT High Income Bond Fund - Class I
        2003..............................     0.25%       33,606    13.445225         451,840       7.99%       21.97%
        2002..............................     0.25%       47,160    11.023733         519,879      10.09%        2.97%

     Federated Quality Bond Fund II - Primary Shares
        2003..............................     0.25%      204,710    13.311504       2,724,998       3.30%        4.38%
        2002..............................     0.25%       55,859    12.752372         712,335       3.20%        9.03%

     Fidelity(R) VIP - Equity-Income Portfolio:Service Class
        2003..............................     0.25%      374,570    10.613484       3,975,493       1.66%       29.89%
        2002..............................     0.25%      244,789     8.170844       2,000,133       1.50%      -17.20%

     Fidelity(R) VIP - Growth Portfolio:Service Class
        2003..............................     0.25%      585,819     7.584268       4,443,008       0.18%       32.45%
        2002..............................     0.25%       78,608     5.726150         450,121       0.14%      -30.37%

     Fidelity(R) VIP - High Income Portfolio:Service Class
        2003..............................     0.25%       93,070    11.747355       1,093,326       6.36%       26.65%
        2002..............................     0.25%          606     9.275222           5,621       9.18%        3.36%

     Fidelity(R) VIP - Overseas Portfolio:Service Class
        2003..............................     0.25%      301,169     8.934131       2,690,683       0.63%       42.85%
        2002..............................     0.25%        1,213     6.254343           7,587       0.64%      -20.54%

     Fidelity(R) VIP II - Contrafund Portfolio:Service Class
        2003..............................     0.25%      964,994    10.450250      10,084,429       0.30%       28.03%
        2002..............................     0.25%        7,198     8.162207          58,752       0.69%       -9.65%

     Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class
        2003..............................     0.25%      197,613     8.664666       1,712,251       0.59%       29.34%
        2002..............................     0.25%          794     6.699267           5,319       0.93%      -22.11%

     Fidelity(R) VIP III - Value Strategies Portfolio:Service Class
        2003..............................     0.25%       15,729    11.799819         185,599       0.00%       57.40%

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
        2003..............................     0.25%        9,405    12.500683         117,569       1.96%       31.88%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003..............................     0.25%       14,303    11.479519         164,192       0.61%       64.85%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003..............................     0.25%          958    12.204124          11,692       1.08%       41.10%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003..............................     0.25%        9,013    11.352997         102,325       0.00%       36.35%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003..............................     0.25%      118,132     3.036698         358,731       0.00%       54.84%

     Gartmore GVIT Global Utilities Fund - Class I
        2003..............................     0.25%        1,187    10.727488          12,734       1.02%       23.74%

     Gartmore GVIT Government Bond Fund - Class I
        2003..............................     0.25%    1,556,780    12.276554      19,111,894       3.25%        1.75%
        2002..............................     0.25%    1,141,119    12.065916      13,768,646       4.66%       10.71%

     Gartmore GVIT Growth Fund - Class I
        2003..............................     0.25%       76,188     6.595662         502,510       0.02%       32.41%
        2002..............................     0.25%       49,665     4.981328         247,398       0.00%      -28.90%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income           Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**        Return***
                                             --------   ---------   ----------   --------------   ----------   ----------------
     Gartmore GVIT ID Aggressive Fund
        2003..............................     0.25%        4,309   $10.933839     $    47,114       1.57%      31.54%

     Gartmore GVIT ID Conservative Fund
        2003..............................     0.25%          929    10.792806          10,027       2.59%       7.64%

     Gartmore GVIT ID Moderate Fund
        2003..............................     0.25%        7,829    10.920096          85,493       2.05%      19.75%

     Gartmore GVIT ID Moderately Aggressive Fund
        2003..............................     0.25%        3,797    10.949354          41,575       1.61%      26.33%

     Gartmore GVIT ID Moderately Conservative Fund
        2003..............................     0.25%        2,613    10.910488          28,509       2.33%      13.41%

     Gartmore GVIT International Growth Fund - Class I
        2003..............................     0.25%        4,806     6.738255          32,384       0.00%      35.28%
        2002..............................     0.25%           65     4.980814             324       0.00%     -24.29%

     Gartmore GVIT Money Market Fund - Class I
        2003..............................     0.25%    2,168,315    10.524702      22,820,869       0.63%       0.37%
        2002..............................     0.25%    1,395,229    10.485477      14,629,642       1.51%       0.96%

     Gartmore GVIT Money Market Fund - Class V
        2003..............................     0.25%    1,814,317    10.063117      18,257,684       0.70%       0.45%
        2002..............................     0.25%          656    10.017601           6,572       0.28%       0.18% 10/21/02

     Gartmore GVIT Nationwide(R)Leaders Fund - Class I
        2003..............................     0.25%        1,148    10.553942          12,116       0.15%      25.07%

     Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
        2003..............................     0.25%       22,022    10.567653         232,721       0.04%      38.46%
        2002..............................     0.25%           42     7.632212             321       0.03%     -25.55%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003..............................     0.25%       59,176    13.566592         802,817       0.00%      33.93%
        2002..............................     0.25%          209    10.129586           2,117       0.00%     -33.45%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003..............................     0.25%      258,610    15.637860       4,044,107       0.00%      56.46%
        2002..............................     0.25%       89,722     9.994656         896,741       0.01%     -27.34%

     Gartmore GVIT Small Company Fund - Class I
        2003..............................     0.25%      492,798    11.777552       5,803,954       0.00%      40.66%
        2002..............................     0.25%       98,835     8.373012         827,547       0.00%     -17.54%

     Gartmore GVIT Total Return Fund - Class I
        2003..............................     0.25%       49,376     9.277816         458,101       0.59%      27.19%
        2002..............................     0.25%          588     7.294217           4,289       0.95%     -17.56%

     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003..............................     0.25%       33,465    12.463103         417,078       0.00%      51.76%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003..............................     0.25%       34,022     8.440937         287,178       0.00%      35.72%
        2002..............................     0.25%           85     6.219415             529       2.00%     -25.58%

     Goldman Sachs VIT Mid Cap Value Fund
        2003..............................     0.25%      259,089    12.655709       3,278,955       1.72%      28.07%

     J. P. Morgan GVIT Balanced Fund - Class I
        2003..............................     0.25%       86,171    10.052086         866,198       1.76%      18.12%
        2002..............................     0.25%        1,233     8.510165          10,493       2.28%     -12.53%

     Janus AS - Balanced Portfolio - Service Shares
        2003..............................     0.25%       14,950    11.387925         170,249       2.34%      13.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003..............................     0.25%      677,613     6.444456       4,366,847       0.25%      19.93%
        2002..............................     0.25%          318     5.373376           1,709       0.32%     -16.14%

     Janus AS - Global Technology Portfolio - Service Shares
        2003..............................     0.25%       97,833     3.535026         345,842       0.00%      46.11%
        2002..............................     0.25%          708     2.419456           1,713       0.00%     -41.08%

                                             Contract                                             Investment
                                              Expense                  Unit        Contract         Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.25%       92,562   $ 6.265664     $   579,962       1.02%      34.20%
        2002 .............................     0.25%          905     4.668998           4,225       0.70%     -25.94%

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.25%      515,327    12.850783       6,622,355       5.42%      11.84%
        2002 .............................     0.25%       42,803    11.490701         491,836       4.49%       6.94%

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.25%        3,926    12.553503          49,285       0.00%      24.75%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.25%       52,239     9.772505         510,506       0.89%      31.43%
        2002 .............................     0.25%          535     7.435383           3,978       0.75%     -26.63%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.25%      284,185     7.226636       2,053,702       0.00%      27.75%
        2002 .............................     0.25%      217,507     5.656826       1,230,399       0.00%     -29.52%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.25%       44,110    10.463664         461,552       0.00%      34.75%
        2002 .............................     0.25%       53,464     7.765195         415,158       0.54%     -24.33%

     One Group(R) IT Mid Cap Growth Portfolio
        2003 .............................     0.25%        6,068    12.777560          77,534       0.00%      26.83%

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.25%        1,068    13.144807          14,039       0.57%      32.42%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.25%      809,116     6.350438       5,138,241       0.00%      25.28%
        2002 .............................     0.25%       11,391     5.069121          57,742       0.63%     -27.97%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.25%      503,219     8.579039       4,317,135       0.38%      30.62%
        2002 .............................     0.25%      345,299     6.568116       2,267,964       0.57%     -27.04%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.25%      162,279     9.316393       1,511,855       0.73%      42.66%
        2002 .............................     0.25%      228,358     6.530337       1,491,255       0.55%     -22.33%

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.25%      264,755     9.371848       2,481,244       0.90%      26.40%
        2002 .............................     0.25%        1,058     7.414306           7,844       0.75%     -19.00%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.25%    1,496,037    10.400435      15,559,436       1.22%       2.09%

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.25%       73,396    11.253423         825,956       2.35%       8.58%

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.25%    1,182,357    10.825824      12,799,989       2.71%       4.78%
        2002 .............................     0.25%          165    10.331952           1,705       0.98%       3.32% 8/30/02

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.25%      379,007    13.725038       5,201,885       5.84%      32.45%
        2002 .............................     0.25%          162    10.362072           1,679       1.76%       3.62% 9/3/02

     Royce Capital Fund - Micro Cap
        2003 .............................     0.25%       85,061    15.042113       1,279,497       0.00%      48.79%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.25%       74,105     6.924341         513,128       0.00%      39.79%
        2002 .............................     0.25%        5,143     4.953560          25,476       0.00%     -37.17%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.25%      169,629     9.449055       1,602,834       0.08%      36.66%
        2002 .............................     0.25%      182,111     6.914071       1,259,128       0.50%     -27.00%

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.25%      167,637    12.637920       2,118,583       1.80%      24.86%

     T. Rowe Price Mid Cap Growth Portfolio - II
        2003 .............................     0.25%      279,141    14.117448       3,940,759       0.00%      37.75%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.25%       23,948   $ 3.309832     $    79,264       0.00%      50.59%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.25%       38,302    14.227140         544,928       0.11%      53.80%
        2002 .............................     0.25%          399     9.250254           3,691       0.21%      -3.14%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.25%       12,374    14.026509         173,564       0.41%      44.72%
        2002 .............................     0.25%          497     9.692423           4,817       0.75%      -3.08%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.25%       68,138    15.763497       1,074,093       0.00%      27.55%
        2002 .............................     0.25%           83    12.359143           1,026       8.74%       8.95%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 .............................     0.25%       74,914     5.939719         444,968       0.00%      41.41%
        2002 .............................     0.25%          354     4.200344           1,487       0.00%     -31.33%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.25%      151,526    15.762653       2,388,452       0.00%      37.17%
        2002 .............................     0.25%          770    11.491482           8,848       4.01%      -1.03%

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.40%)

 AIM VIF Basic Value Fund - Series I
        2003 .............................     0.40%       82,900    13.095200       1,085,592       0.06%      33.09%
        2002 .............................     0.40%       39,881     9.839124         392,394       0.00%      -1.61% 9/3/02

     AIM VIF Capital Development Fund - Series I
        2003 .............................     0.40%       13,547    13.224712         179,155       0.00%      34.82%
        2002 .............................     0.40%           24     9.809368             235       0.00%      -1.91% 9/3/02

     Alliance VPS Growth & Income Portfolio - Class A
        2003 .............................     0.40%      246,983    13.212012       3,263,142       0.51%      31.97%
        2002 .............................     0.40%        5,432    10.011053          54,380       0.00%       0.11% 9/3/02

     American Century VP Income & Growth Fund - Class I
        2003 .............................     0.40%      350,297    10.765053       3,770,966       1.28%      28.84%
        2002 .............................     0.40%    2,529,796     8.355578      21,137,908       1.00%     -19.69%
        2001 .............................     0.40%    1,861,201    10.404509      19,364,883       0.85%      -8.72%
        2000 .............................     0.40%      763,555    11.398555       8,703,424       0.48%     -10.97%
        1999 .............................     0.40%      355,846    12.803106       4,555,934       0.01%      17.55%

     American Century VP International Fund - Class I
        2003 .............................     0.40%    2,984,336     9.173579      27,377,042       0.73%      24.01%
        2002 .............................     0.40%    2,893,353     7.397247      21,402,847       0.78%     -20.69%
        2001 .............................     0.40%    1,918,932     9.326990      17,897,860       0.08%     -29.46%
        2000 .............................     0.40%    1,191,245    13.221985      15,750,624       0.10%     -17.16%
        1999 .............................     0.40%      204,837    15.960157       3,269,231       0.00%      63.39%

     American Century VP Ultra Fund - Class I
        2003 .............................     0.40%       79,186     9.973091         789,729       0.00%      24.40%
        2002 .............................     0.40%        4,655     8.016962          37,319       0.66%     -19.83% 5/1/02

     American Century VP Value Fund - Class I
        2003 .............................     0.40%      835,035    13.683795      11,426,448       1.04%      28.44%
        2002 .............................     0.40%      872,044    10.653510       9,290,329       0.75%     -12.97%
        2001 .............................     0.40%      428,754    12.241061       5,248,404       0.60%      12.37%
        2000 .............................     0.40%      111,911    10.893612       1,219,115       0.62%      17.67%
        1999 .............................     0.40%       23,107     9.257533         213,914       0.69%      -1.25%

     Baron Capital Asset Trust
        2003 .............................     0.40%      107,132    12.553439       1,344,875       0.00%      29.49%
        2002 .............................     0.40%        7,134     9.694252          69,159       0.00%      -3.06% 9/3/02

     Calvert Social Equity Portfolio
        2003 .............................     0.40%        1,076    12.510533          13,461       0.01%      21.69%

                                             Contract                                              Investment
                                              Expense                    Unit        Contract        Income       Total
                                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Comstock GVIT Value Fund - Class I
        2003 .............................     0.40%        50,453   $ 9.493770    $    478,989       1.34%        30.91%
        2002 .............................     0.40%       254,670     7.252185       1,846,914       1.34%       -25.44%
        2001 .............................     0.40%       115,152     9.726929       1,120,075       1.63%       -12.51%
        2000 .............................     0.40%        29,855    11.117142         331,902       1.02%       -10.98%
        1999 .............................     0.40%           965    12.487973          12,051       0.30%        18.02%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2002 .............................     0.40%        27,170     5.555805         150,951       0.00%       -34.42%
        2001 .............................     0.40%        25,001     8.471776         211,803       0.00%       -28.92%
        2000 .............................     0.40%       106,896    11.411760       1,219,871       0.00%       -19.26%
        1999 .............................     0.40%         4,981    14.762349          73,531       0.00%        62.85%

     Credit Suisse Trust - International Focus Portfolio
        2002 .............................     0.40%        32,357     6.196425         200,498       0.00%       -20.22%
        2001 .............................     0.40%        39,874     7.767318         309,714       0.00%       -22.59%
        2000 .............................     0.40%        48,933    10.033586         490,973       0.55%       -26.19%
        1999 .............................     0.40%         3,445    13.593893          46,831       1.34%        52.82%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 .............................     0.40%        17,547    10.955988         192,245       0.76%        24.66%
        2002 .............................     0.40%        45,124     8.788383         396,567       0.76%       -23.40%
        2001 .............................     0.40%       140,668    11.473418       1,613,943       0.00%         0.54%
        2000 .............................     0.40%        10,994    11.918959         131,037       2.02%         8.48%
        1999 .............................     0.40%        42,745    10.519954         449,675       1.08%         5.82%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     0.40%     1,017,996    15.095175      15,366,828       0.50%        34.11%
        2002 .............................     0.40%       922,042    11.255500      10,378,044       0.45%       -15.64%
        2001 .............................     0.40%       321,337    13.342471       4,287,430       0.55%        -1.70%
        2000 .............................     0.40%        38,007    13.573326         515,881       0.66%        14.75%

     Dreyfus IP - European Equity Portfolio
        2001 .............................     0.40%        30,039     9.025727         271,124       0.79%       -28.42%
        2000 .............................     0.40%         8,448    12.608842         106,519       0.38%        -2.39%

     Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
        2003 .............................     0.40%        58,097    13.076217         759,689       1.02%        31.20%
        2002 .............................     0.40%         2,842     9.966854          28,326       0.60%        -0.33% 9/3/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     0.40%        61,690    10.504526         648,024       0.27%        37.23%
        2002 .............................     0.40%         5,221     7.654697          39,965       0.29%       -23.45% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
        2003 .............................     0.40%       114,903     8.763701       1,006,976       0.11%        25.50%
        2002 .............................     0.40%       368,609     6.983004       2,573,998       0.22%       -29.23%
        2001 .............................     0.40%       556,416     9.867078       5,490,200       0.08%       -22.89%
        2000 .............................     0.40%       136,511    12.795380       1,746,710       1.06%       -11.39%
        1999 .............................     0.40%        28,931    14.439525         417,750       0.02%        29.56%

     Dreyfus Stock Index Fund
        2003 .............................     0.40%     9,284,780    10.352696      96,122,505       1.54%        27.85%
        2002 .............................     0.40%    14,027,919     8.097446     113,590,317       1.45%       -22.67%
        2001 .............................     0.40%    10,538,036    10.471621     110,350,319       1.14%       -12.53%
        2000 .............................     0.40%     7,299,831    11.972080      87,394,161       1.01%        -9.64%
        1999 .............................     0.40%     3,707,136    13.249543      49,117,858       1.02%        20.12%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.40%       830,526    10.952239       9,096,119       1.18%        20.69%
        2002 .............................     0.40%     1,866,807     9.074997      16,941,268       1.22%       -17.05%
        2001 .............................     0.40%     1,760,221    10.939900      19,256,642       0.90%        -9.67%
        2000 .............................     0.40%     1,368,457    12.111451      16,574,000       0.82%        -1.05%
        1999 .............................     0.40%       843,808    12.239522      10,327,807       1.00%        11.01%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 .............................     0.40%       146,661    12.803571       1,877,785       2.67%        35.81%
        2002 .............................     0.40%         7,620     9.427437          71,837       0.37%        -5.73% 9/3/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                       Contract                                         Investment
                                                        Expense               Unit        Contract        Income     Total
                                                         Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                       --------  ---------  ----------  --------------  ----------  ---------
     Federated GVIT High Income Bond Fund - Class I
        2003 ........................................    0.40%     767,382  $12.263819    $ 9,411,034      7.99%      21.78%
        2002 ........................................    0.40%     555,227   10.070195      5,591,244     10.09%       2.81%
        2001 ........................................    0.40%     410,468    9.794650      4,020,390     11.31%       3.80%
        2000 ........................................    0.40%     224,564    9.436226      2,119,037      9.51%      -8.64%
        1999 ........................................    0.40%      80,137   10.328712        827,712      6.75%       2.78%

     Federated Quality Bond Fund II - Primary Shares
        2003 ........................................    0.40%   2,418,929   13.218733     31,975,177      3.30%       4.23%
        2002 ........................................    0.40%   2,571,167   12.682507     32,608,843      3.20%       8.87%
        2001 ........................................    0.40%   1,654,009   11.649181     19,267,850      2.92%       7.58%
        2000 ........................................    0.40%     607,272   10.828312      6,575,731      0.89%      10.01%
        1999 ........................................    0.40%          18    9.842943            177      0.00%      -1.57% 5/3/99

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class
        2003 ........................................    0.40%   2,509,045   11.463982     28,763,647      1.66%      29.70%
        2002 ........................................    0.40%   2,559,502    8.838834     22,623,013      1.50%     -17.33%
        2001 ........................................    0.40%   1,857,873   10.691577     19,863,592      1.13%      -5.47%
        2000 ........................................    0.40%     351,542   11.310203      3,976,011      1.23%       7.87%
        1999 ........................................    0.40%     118,952   10.484615      1,247,166      0.89%       5.83%

     Fidelity(R) VIP - Growth Portfolio: Service Class
        2003 ........................................    0.40%   2,979,457   10.995198     32,759,720      0.18%      32.25%
        2002 ........................................    0.40%   3,005,019    8.313850     24,983,277      0.14%     -30.48%
        2001 ........................................    0.40%   2,428,287   11.958538     29,038,762      0.00%     -18.06%
        2000 ........................................    0.40%   2,131,137   14.593603     31,100,967      0.07%     -11.42%
        1999 ........................................    0.40%     758,262   16.475102     12,492,444      0.04%      36.74%

     Fidelity(R) VIP - High Income Portfolio: Service Class
        2003 ........................................    0.40%     504,057    8.555502      4,312,461      6.36%      26.46%
        2002 ........................................    0.40%     774,551    6.765203      5,239,995      9.18%       3.20%
        2001 ........................................    0.40%     638,130    6.555148      4,183,037     13.22%     -12.25%
        2000 ........................................    0.40%     441,041    7.470194      3,294,662      6.11%     -22.92%
        1999 ........................................    0.40%     230,895    9.691447      2,237,707      5.78%       7.64%

     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2003 ........................................    0.40%     746,827    9.640353      7,199,676      0.63%      42.63%
        2002 ........................................    0.40%   1,627,578    6.758846     11,000,549      0.64%     -20.66%
        2001 ........................................    0.40%   1,216,927    8.518959     10,366,951      5.46%     -21.59%
        2000 ........................................    0.40%   1,216,616   10.864367     13,217,763      1.16%     -19.47%
        1999 ........................................    0.40%     504,007   13.491426      6,799,773      0.30%      41.89%

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class
        2003 ........................................    0.40%   1,901,875   13.113640     24,940,504      0.30%      27.84%
        2002 ........................................    0.40%   1,492,216   10.257824     15,306,889      0.69%      -9.79%
        2001 ........................................    0.40%   1,079,652   11.370566     12,276,254      0.61%     -12.71%
        2000 ........................................    0.40%     671,658   13.026647      8,749,452      0.26%      -7.09%
        1999 ........................................    0.40%     230,228   14.020034      3,227,804      0.18%      23.65%

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
        2003 ........................................    0.40%     259,028    8.240791      2,134,596      0.59%      29.14%
        2002 ........................................    0.40%     402,649    6.381088      2,569,339      0.93%     -22.23%
        2001 ........................................    0.40%     504,352    8.204875      4,138,145      0.23%     -14.78%
        2000 ........................................    0.40%     397,095    9.628054      3,823,252      1.03%     -17.51%
        1999 ........................................    0.40%     125,424   11.671298      1,463,861      0.45%       3.77%

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 ........................................    0.40%      59,064   11.770364        695,205      0.00%      57.16%
        2002 ........................................    0.40%         953    7.489405          7,137      0.00%     -25.11% 5/1/02

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
        2003 ........................................    0.40%     300,494   12.475864      3,748,922      1.96%      31.68%
        2002 ........................................    0.40%      14,717    9.474024        139,429      0.00%      -5.26% 9/3/02

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ........................................    0.40%     183,203   11.423706      2,092,857      0.61%      64.60%
        2002 ........................................    0.40%      10,388    6.940105         72,094      0.23%     -15.57%
        2001 ........................................    0.40%       2,423    8.219735         19,916      0.24%      -5.56%

                                                     Contract                                          Investment
                                                      Expense                 Unit        Contract       Income      Total
                                                       Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                     --------  ----------  ----------  --------------  ----------  ---------
     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ......................................    0.40%       44,687  $12.173639   $    544,003      1.08%      40.89%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ......................................    0.40%       52,928   11.324625        599,390      0.00%      36.15%
        2002 ......................................    0.40%          292    8.317804          2,429      0.00%     -16.82% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ......................................    0.40%      573,189    3.021924      1,732,134      0.00%      54.61%
        2002 ......................................    0.40%       46,574    1.954523         91,030      0.67%     -43.01%
        2001 ......................................    0.40%       29,402    3.429593        100,837      0.00%     -42.95%

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ......................................    0.40%       13,251   10.700667        141,795      1.02%      23.56%
        2002 ......................................    0.40%        2,326    8.660608         20,145      0.61%     -13.39% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 ......................................    0.40%    5,633,215   13.947593     78,569,790      3.25%       1.59%
        2002 ......................................    0.40%    9,515,935   13.728864    130,642,977      4.66%      10.54%
        2001 ......................................    0.40%    6,811,337   12.419760     84,595,171      5.61%       6.82%
        2000 ......................................    0.40%    3,170,399   11.626380     36,860,264      6.29%      12.09%
        1999 ......................................    0.40%    1,312,872   10.372218     13,617,395      6.57%      -2.74%

     Gartmore GVIT Growth Fund - Class I
        2003 ......................................    0.40%       76,097    5.714099        434,826      0.02%      32.21%
        2002 ......................................    0.40%      174,753    4.322008        755,284      0.00%     -29.01%
        2001 ......................................    0.40%      192,191    6.087822      1,170,025      0.00%     -28.42%
        2000 ......................................    0.40%      178,360    8.505270      1,517,000      0.19%     -26.82%
        1999 ......................................    0.40%       65,598   11.623180        762,457      0.69%       3.86%

     Gartmore GVIT ID Aggressive Fund
        2003 ......................................    0.40%       19,629   10.902206        213,999      1.57%      31.34%
        2002 ......................................    0.40%        4,346    8.300685         36,075      0.86%     -16.99% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 ......................................    0.40%       12,703   10.761565        136,704      2.59%       7.48%
        2002 ......................................    0.40%        6,694   10.013037         67,027      2.18%       0.13% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2003 ......................................    0.40%       37,624   10.888513        409,669      2.05%      19.57%
        2002 ......................................    0.40%        9,222    9.106228         83,978      1.66%      -8.94% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ......................................    0.40%       56,878   10.917690        620,976      1.61%      26.14%
        2002 ......................................    0.40%       14,555    8.655338        125,978      1.05%     -13.45% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ......................................    0.40%       13,568   10.878938        147,605      2.33%      13.24%
        2002 ......................................    0.40%        4,849    9.606563         46,582      1.99%      -3.93% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 ......................................    0.40%       52,743    6.705480        353,667      0.00%      35.08%
        2002 ......................................    0.40%       40,096    4.964024        199,038      0.00%     -24.41%
        2001 ......................................    0.40%       10,028    6.566849         65,852      0.26%     -28.94%

     Gartmore GVIT Money Market Fund - Class I
        2003 ......................................    0.40%      541,898   11.864684      6,429,449      0.63%       0.22%
        2002 ......................................    0.40%    4,829,326   11.838269     57,170,860      1.51%       0.81%
        2001 ......................................    0.40%   16,843,508   11.743544    197,802,477      3.18%       3.19%
        2000 ......................................    0.40%    5,646,634   11.380873     64,263,624      5.56%       5.60%
        1999 ......................................    0.40%    3,786,796   10.776865     40,809,789      4.09%       4.43%

     Gartmore GVIT Money Market Fund - Class V
        2003 ......................................    0.40%   11,999,723   10.045042    120,537,722      0.70%       0.30%
        2002 ......................................    0.40%   15,116,078   10.014669    151,382,518      0.28%       0.15% 10/21/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ......................................    0.40%        2,091   10.527571         22,013      0.15%      24.88%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                                         Investment
                                                      Expense                Unit        Contract       Income     Total
                                                       Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                     --------  ---------  ----------  --------------  ----------  ---------
     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ......................................    0.40%      19,292  $ 9.311693    $   179,641      0.04%      38.25%
        2002 ......................................    0.40%      30,787    6.735208        207,357      0.03%     -25.66%
        2001 ......................................    0.40%      37,680    9.059635        341,367      0.53%      -3.64%
        2000 ......................................    0.40%       2,481    9.402302         23,327      1.11%       7.18%
        1999 ......................................    0.40%         791    8.772237          6,939      0.88%      -3.46%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ......................................    0.40%     315,046   13.471955      4,244,286      0.00%      33.73%
        2002 ......................................    0.40%     312,346   10.074004      3,146,575      0.00%     -33.55%
        2001 ......................................    0.40%     162,269   15.161271      2,460,204      0.00%     -11.20%
        2000 ......................................    0.40%      59,757   17.072794      1,020,219      0.00%     -16.50%
        1999 ......................................    0.40%         118   20.447188          2,413      0.00%     104.47% 5/3/99

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ......................................    0.40%   1,315,269   17.522719     23,047,089      0.00%      56.23%
        2002 ......................................    0.40%   1,401,972   11.216089     15,724,643      0.01%     -27.45%
        2001 ......................................    0.40%     594,303   15.460620      9,188,293      0.04%      27.76%
        2000 ......................................    0.40%     152,675   12.101060      1,847,529      0.00%      10.76%
        1999 ......................................    0.40%       8,548   10.925665         93,393      0.00%      27.33%

     Gartmore GVIT Small Company Fund - Class I
        2003 ......................................    0.40%   2,515,752   15.142892     38,095,761      0.00%      40.45%
        2002 ......................................    0.40%   2,331,936   10.781666     25,142,155      0.00%     -17.66%
        2001 ......................................    0.40%   1,522,194   13.093906     19,931,465      0.13%      -7.08%
        2000 ......................................    0.40%     493,035   14.091380      6,947,544      0.02%       8.47%
        1999 ......................................    0.40%      72,698   12.991606        944,464      0.00%      43.45%

     Gartmore GVIT Total Return Fund - Class I
        2003 ......................................    0.40%     331,958    9.672247      3,210,780      0.59%      27.00%
        2002 ......................................    0.40%     368,763    7.615719      2,808,395      0.95%     -17.68%
        2001 ......................................    0.40%     358,546    9.251754      3,317,179      0.88%     -12.17%
        2000 ......................................    0.40%     212,989   10.534111      2,243,650      0.68%      -2.51%
        1999 ......................................    0.40%      42,084   10.805244        454,728      0.60%       6.52%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 ......................................    0.40%      28,684   12.431976        356,599      0.00%      51.53%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ......................................    0.40%      30,673    9.033664        277,090      0.00%      35.52%
        2002 ......................................    0.40%      82,915    6.666122        552,722      2.00%     -25.69%
        2001 ......................................    0.40%   1,549,764    8.970354     13,901,932      1.84%     -19.14%
        2000 ......................................    0.40%     942,496   11.093053     10,455,158      0.94%     -12.67%
        1999 ......................................    0.40%     468,148   12.702408      5,946,607      0.11%      22.43%

     Goldman Sachs VIT Mid Cap Value Fund
        2003 ......................................    0.40%     599,528   12.630569      7,572,380      1.72%      27.88%
        2002 ......................................    0.40%       7,368    9.877029         72,774      0.27%      -1.23% 9/3/02

     J. P. Morgan GVIT Balanced Fund - Class I
        2003 ......................................    0.40%     533,567    9.863609      5,262,896      1.76%      17.94%
        2002 ......................................    0.40%     943,228    8.363123      7,888,332      2.28%     -12.66%
        2001 ......................................    0.40%     351,646    9.575644      3,367,237      2.54%      -4.06%
        2000 ......................................    0.40%     117,858    9.980967      1,176,337      3.36%      -0.75%
        1999 ......................................    0.40%      43,881   10.056111        441,272      3.80%       0.47%

     Janus AS - Balanced Portfolio - Service Shares
        2003 ......................................    0.40%     360,530   11.365300      4,097,532      2.34%      13.27%
        2002 ......................................    0.40%         977   10.033996          9,803      2.14%       0.34% 9/3/02

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ......................................    0.40%   1,755,706    6.406568     11,248,050      0.25%      19.75%
        2002 ......................................    0.40%   1,902,427    5.349794     10,177,593      0.32%     -16.26%
        2001 ......................................    0.40%   1,517,392    6.388873      9,694,425      1.01%     -22.14%
        2000 ......................................    0.40%     535,891    8.205940      4,397,489      1.22%     -17.94% 1/27/00

                                       78

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                              Rate*        Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.40%      524,317   $ 3.514240     $ 1,842,576       0.00%       45.89%
        2002 .............................     0.40%      783,206     2.408830       1,886,610       0.00%      -41.17%
        2001 .............................     0.40%      677,164     4.094407       2,772,585       0.63%      -37.57%
        2000 .............................     0.40%      343,351     6.558143       2,251,745       1.20%      -34.42% 1/27/00

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.40%    2,277,464     6.228826      14,185,927       1.02%       34.00%
        2002 .............................     0.40%    3,375,569     4.648509      15,691,363       0.70%      -26.05%
        2001 .............................     0.40%    2,212,967     6.286392      13,911,578       0.81%      -23.74%
        2000 .............................     0.40%      383,403     8.243024       3,160,400       5.19%      -17.57% 1/27/00

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.40%      469,752    13.159481       6,181,693       5.42%       11.67%
        2002 .............................     0.40%      775,887    11.784392       9,143,357       4.49%        6.78%
        2001 .............................     0.40%    1,739,536    11.036224      19,197,909       6.01%        3.77%
        2000 .............................     0.40%    1,055,243    10.635225      11,222,747       6.99%        5.23%
        1999 .............................     0.40%      460,632    10.106222       4,655,249       5.75%        1.15%

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.40%       35,320    12.528578         442,509       0.00%       24.56%
        2002 .............................     0.40%        3,552    10.057930          35,726       0.00%        0.58% 9/3/02

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.40%      406,038    10.156098       4,123,762       0.89%       31.24%
        2002 .............................     0.40%    1,042,854     7.738827       8,070,467       0.75%      -26.74%
        2001 .............................     0.40%      270,845    10.563782       2,861,148       0.29%       -1.90%
        2000 .............................     0.40%       86,066    10.768698         926,819       0.40%        0.73%
        1999 .............................     0.40%       25,154    10.690765         268,916       0.19%       14.47%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.40%      895,379    10.753194       9,628,184       0.00%       27.56%
        2002 .............................     0.40%    1,801,971     8.429938      15,190,504       0.00%      -29.62%
        2001 .............................     0.40%    1,272,440    11.978031      15,241,326       0.00%      -24.95%
        2000 .............................     0.40%      827,220    15.959556      13,202,064       0.00%       -7.83%
        1999 .............................     0.40%      315,266    17.314889       5,458,796       0.00%       53.28%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.40%      271,980     9.853739       2,680,020       0.00%       34.55%
        2002 .............................     0.40%      341,601     7.323519       2,501,721       0.54%      -24.45%
        2001 .............................     0.40%      322,706     9.693032       3,128,000       0.33%       -3.22%
        2000 .............................     0.40%      241,651    10.015242       2,420,193       0.65%        0.03%
        1999 .............................     0.40%      94,285      9.985118         941,447       0.98%        6.94%

     One Group(R) IT Mid Cap Growth Portfolio
        2003 .............................     0.40%      208,667    12.752960       2,661,122       0.00%       26.64%
        2002 .............................     0.40%      19,940     10.070202         200,800       0.00%        0.70% 9/18/02

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.40%       30,988    13.119525         406,548       0.57%       32.22%
        2002 .............................     0.40%       39,000     9.922131         386,963       0.00%       -0.78% 9/18/02

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.40%    1,747,033     9.644393      16,849,073       0.00%       25.09%
        2002 .............................     0.40%    2,442,509     7.709999      18,831,742       0.63%       -28.08%
        2001 .............................     0.40%    2,155,828    10.720152      23,110,804       0.86%      -31.54%
        2000 .............................     0.40%    1,068,591    15.659821      16,733,944       0.00%      -11.59%
        1999 .............................     0.40%      138,018    17.712996       2,444,712       0.00%       82.87%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.40%    4,490,131    12.363752      55,514,866       0.38%       30.42%
        2002 .............................     0.40%    3,582,220     9.479881      33,959,019       0.57%      -27.15%
        2001 .............................     0.40%    2,694,063    13.013036      35,057,939       0.59%      -12.93%
        2000 .............................     0.40%      911,021    14.945030      13,615,236       0.09%       -0.63%
        1999 .............................     0.40%      188,390    15.039330       2,833,259       0.13%       41.09%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.40%    1,588,406     9.265284      14,717,033       0.73%       42.45%
        2002 .............................     0.40%    1,442,545     6.504237       9,382,655       0.55%      -22.45%
        2001 .............................     0.40%      813,325     8.386697       6,821,110       0.39%      -12.39%
        2000 .............................     0.40%       43,440     9.572769         415,841       0.00%       -4.27% 5/1/00

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                             Expense                   Unit         Contract         Income      Total
                                              Rate*        Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.40%      805,623   $ 8.993106     $ 7,245,053       0.90%       26.21%
        2002 .............................     0.40%      704,851     7.125335       5,022,300       0.75%      -19.12%
        2001 .............................     0.40%      544,668     8.809927       4,798,485       0.50%      -10.52%
        2000 .............................     0.40%      327,513     9.845729       3,224,604       0.28%       -9.14%
        1999 .............................     0.40%       97,691    10.835877       1,058,568       0.24%       21.22%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.40%      427,929    10.379703       4,441,776       1.22%        1.94%
        2002 .............................     0.40%       45,027    10.182621         458,493       0.26%        1.83% 9/3/02

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.40%      604,652    11.230805       6,790,729       2.35%        8.42%
        2002 .............................     0.40%       48,671    10.358691         504,168       0.39%        3.59% 8/30/02

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.40%    2,117,582    10.804064      22,878,491       2.71%        4.62%
        2002 .............................     0.40%      185,190    10.326715       1,912,404       0.98%        3.27% 8/30/02

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.40%      105,483    13.697677       1,444,872       5.84%       32.26%
        2002 .............................     0.40%          211    10.356990           2,185       1.76%        3.57% 9/3/02

     Royce Capital Fund - Micro Cap
        2003 .............................     0.40%      548,859    15.012271       8,239,620       0.00%       48.57%
        2002 .............................     0.40%       43,606    10.104573         440,620       0.00%        1.05% 9/3/02

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.40%      335,334     9.918443       3,325,991       0.00%       39.58%
        2002 .............................     0.40%    1,062,592     7.106122       7,550,908       0.00%      -37.27%
        2001 .............................     0.40%      916,433    11.327538      10,380,930       0.00%      -30.59%
        2000 .............................     0.40%      647,094    16.319202      10,560,058       0.00%      -15.72%
        1999 .............................     0.40%      128,669    19.361969       2,491,285       0.00%       84.02%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.40%    1,423,338     9.397220      13,375,420       0.08%       36.46%
        2002 .............................     0.40%    1,740,569     6.886442      11,986,327       0.50%      -27.11%
        2001 .............................     0.40%    1,042,724     9.447854       9,851,504       0.65%       -4.09%
        2000 .............................     0.40%       72,473     9.828296         712,286       0.00%       -1.49% 5/1/00

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.40%    1,166,336    12.612824      14,710,791       1.80%       24.67%
        2002 .............................     0.40%       16,487    10.116880         166,797       0.77%        1.17% 9/3/02

     T. Rowe Price Mid Cap Growth Portfolio - II
        2003 .............................     0.40%      513,748    14.089414       7,238,408       0.00%       37.54%
        2002 .............................     0.40%       11,398    10.243767         116,758       0.00%        2.44% 9/3/02

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.40%       48,390     3.293722         159,383       0.00%       50.36%
        2002 .............................     0.40%        6,098     2.190553          13,358       0.00%      -43.09%
        2001 .............................     0.40%        2,944     3.848878          11,331       0.00%      -39.27%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.40%       69,877    10.608507         741,291       0.11%       53.57%
        2002 .............................     0.40%      170,526     6.907806       1,177,961       0.21%       -3.29%
        2001 .............................     0.40%       93,450     7.142729         667,488       0.00%       -2.20%
        2000 .............................     0.40%       41,537     7.303734         303,375       0.00%      -42.10%
        1999 .............................     0.40%       10,044    12.613718         126,692       0.00%       99.48%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.40%      111,979    11.413041       1,278,021       0.41%       44.50%
        2002 .............................     0.40%       38,434     7.898317         303,564       0.75%       -3.22%
        2001 .............................     0.40%       13,391     8.161281         109,288       1.04%      -10.80%
        2000 .............................     0.40%        3,041     9.149843          27,825       0.70%       10.96%
        1999 .............................     0.40%          252     8.246159           2,078       0.82%       20.52%

                                             Contract                                            Investment
                                             Expense                  Unit         Contract        Income      Total
                                              Rate*       Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   --------   ----------   --------------   ----------   ---------
     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.40%     200,179   $14.693571   $    2,941,344      0.00%      27.35%
        2002 .............................     0.40%     159,659    11.537562        1,842,076      8.74%       8.79%
        2001 .............................     0.40%      80,313    10.605749          851,780     10.76%       9.66%
        2000 .............................     0.40%      28,939     9.671636          279,887     13.84%      10.94%
        1999 .............................     0.40%      12,553     8.717559          109,432     20.09%      28.86%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 .............................     0.40%     142,586     5.907110          842,271      0.00%      41.20%
        2002 .............................     0.40%     265,456     4.183540        1,110,546      0.00%     -31.43%
        2001 .............................     0.40%     127,633     6.101338          778,732      0.00%     -29.60%
        2000 .............................     0.40%       8,201     8.666239           71,072      0.00%     -13.34% 5/1/00

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.40%     698,195    16.228488       11,330,649      0.00%      36.96%
        2002 .............................     0.40%     636,267    11.848822        7,539,014      4.01%      -1.18%
        2001 .............................     0.40%     318,295    11.990690        3,816,577      5.40%       9.40%
        2000 .............................     0.40%     111,390    10.960329        1,220,871      8.01%       4.19%
        1999 .............................     0.40%      38,697     8.593033          332,525      4.73%      -3.76%
                                                                                --------------

   Contract Owners' Equity Total By Year

      2003 ..................................................................   $3,032,894,231
                                                                                ==============
      2002 ..................................................................   $2,276,440,710
                                                                                ==============
      2001 ..................................................................   $2,087,035,414
                                                                                ==============
      2000 ..................................................................   $1,414,892,441
                                                                                ==============
      1999 ..................................................................   $  648,293,593
                                                                                ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company